UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number:
811-21732
MGI FUNDS
(Exact Name of Registrant as Specified in Charter)
99 High Street
Boston, MA 02110
(Address of Principal Executive Offices)(Zip Code)
Scott M. Zoltowski, Esq.
Mercer Global Investments, Inc.
99 High Street
Boston, MA 02110
(Name and Address of Agent for Service)
Registrant’s Telephone Number, including Area Code:
(617) 747-9500
Date of Fiscal Year End: March 31, 2010
Date of Reporting Period: March 31, 2010

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.

MGI FundsTM
Annual Report
MGI US Large Cap Growth Equity Fund
MGI US Large Cap Value Equity Fund
MGI US Small/Mid Cap Growth Equity Fund
MGI US Small/Mid Cap Value Equity Fund
MGI Non-US Core Equity Fund
MGI Core Opportunistic Fixed Income Fund
MGI US Short Maturity Fixed Income Fund

This report has been prepared for MGI Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current MGI Funds prospectus. The prospectus contains more complete information about the Funds’ investment objectives, risks, and expenses. Investors are reminded to read the prospectus carefully before investing.

March 31, 2010

MGI FUNDS

MGI US Large Cap Growth Equity Fund

Investment Objective and Benchmark

The investment objective of the MGI US Large Cap Growth Equity Fund (“the Fund”) is to seek long-term total return consisting of both capital appreciation and income. The benchmark for the Fund is the Russell 1000® Growth Index (the “Index”).

Investment Strategy

The Fund invests in a diversified portfolio of large U.S. and multinational companies that are believed to possess superior potential for long-term capital appreciation. The companies will generally have higher earnings and/or revenue growth histories or expectations relative to the Index.

Performance

For the fiscal year ended March 31, 2010, the Fund’s Y-3 share class performance was 47.85% compared to its benchmark return of 49.75%. Performance for the Fund is reported net of operating expenses while the benchmark returns do not include expenses of any kind as indexes are unmanaged.

The Sub-Advisors

As of March 31, 2010, the Fund employed three sub-advisors, INTECH Investment Management LLC (INTECH), Sands Capital Management (Sands) and Winslow Capital Management (Winslow). INTECH manages a diversified portfolio of securities using a mathematical investment process. Sands manages a concentrated portfolio using a fundamental, bottom-up approach looking for leading companies. Winslow manages a portfolio of fundamental selected securities diversified across market capitalization, earnings growth, market valuations and industry sectors.

Market Commentary and Fund Performance

In many ways the market behavior as measured by the S&P 500 Index this fiscal year was a mirror image of last fiscal year. The S&P 500 Index advanced 49.77%, the second highest rolling four quarter move in the last 30 years, versus the -38.09% fiscal 2008 year return, the worst rolling four quarter drop in the last 30 years. The announcement of a return to profitability by Citicorp in early March of 2009 marked the beginning of an upward surge in equity markets. The biggest gainers were the stocks of companies many perceived to be candidates for bankruptcy. With an accommodating Federal Reserve that maintained rates at unprecedented low levels, various forms of financing became available to repair balance sheets. These types of stocks were some of the strongest performers of this fiscal year and they tended to have the following characteristics: low quality rating, low price, high beta, high leverage, small capitalization, and negative earnings. Generally, these are not the type of stocks portfolio managers seek out under normal circumstances. As the U.S. economy emerged from a severe recession, many of these companies, priced for bankruptcy, benefited from the economic recovery. Within the Russell 1000® Growth Index, the best performing sectors for the fiscal year were Financials, Industrials, Technology and Consumer Discretionary posting gains of 77.7%, 64.5%, 58.2% and 57.7% respectively. All sectors generated positive returns, with the Utilities, Health Care, Consumer Staples and Telecommunications sectors being the laggards, gaining 25.8%, 33.8%, 35.3% and 35.5%, respectively.

The Fund underperformed the Index during this fiscal year. The underperformance was generated by the same sectors that helped it to outperform last fiscal year, Financials and Industrials. Stock selection in the Financials sector hampered results for the fiscal year. Underweighting strong performing holdings in the Financials sector such as AFLAC (+146%) and American Express (+150%) were significant detractors over the year. The Industrials sector’s relative performance suffered from both an underweight position and stock selection. Overweight in AECOM Technology (-10%) and below Index weights in Caterpillar (+78.4%) and 3M (+73%) were significant detractors. The greatest contributors came from holdings in the Information Technology and Consumer Discretionary sectors. The stocks of Cognizant, Baidu, Apple and Salesforce.com within Technology were among the top ten contributors to performance as they all gained over 120% during the period. The Consumer Discretionary sector benefited from the holdings Las Vegas Sands (+603%), priceline.com (+224%), Starbucks (+119%) and Amazon (+85%).

MGI US Large Cap Growth Equity Fund

The INTECH portion of the Fund underperformed the Index for the fiscal year. INTECH does not choose individual stocks or attempt to forecast outperforming stocks to achieve excess return over the Index, but seeks to take advantage of the relative volatility of stocks. The Sands portion of the Fund outperformed the Index. Sands manages a concentrated portfolio and was helped by holdings in Las Vegas Sands (+603%), Intuitive Surgical (+265%), Apple (124%) and Salesforce.com (+127%). Three of these stocks are mentioned above as main contributors to the overall Fund. The Winslow portion of the Fund underperformed the benchmark for the fiscal year. Positive stock selection within Information Technology could not overcome weaker performance in the Health Care, Financials, and Industrials sectors. Gilead Sciences (-2%), St. Jude Medical (-9%), Illumina (-12%) and Baxter (+16%) were all poor relative performers within the Health Care sector. In the Financials sector, underweight positions in American Express and AFLAC and overweighting Charles Schwab detracted from relative performance as well.

MGI Funds

March 31, 2010

Comparison of Change in Value of a $10,000 Investment in
MGI US Large Cap Growth Equity Shares vs. the
Russell 1000® Growth Index
As of March 31, 2010

This graph shows the performance of the MGI US Large Cap Growth Equity Fund Class Y-3 shares versus the Russell 1000® Growth Index from August 15, 2005, which is the inception date of the Fund, through March 31, 2010. The performance of other classes, when launched, will vary from the performance of the class shown based on the difference in fees and expenses paid by shareholders investing in different share classes.

The table and graph assume reinvestment of dividends and capital gains, but do not reflect a deduction of taxes an investor might pay on fund distributions or upon redemption of fund shares. Performance shown reflects a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

The data quoted represents past performance and does not guarantee future results. Current performance of the Fund may be lower or higher than the performance quoted. Please call 1-800-428-0980 for the Fund’s most recent month-end performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased. Due to market conditions, the Fund has experienced unusually high performance which may not be sustainable or repeated in the future.

MGI US Large Cap Value Equity Fund

Investment Objective and Benchmark

The investment objective of the MGI US Large Cap Value Equity Fund (“the Fund”) is to seek long-term total return consisting of both capital appreciation and income. The benchmark for the Fund is the Russell 1000® Value Index (the “Index”).

Investment Strategy

The Fund invests in a diversified portfolio of large U.S. and multinational companies that are considered undervalued based on the stocks’ intrinsic values relative to their current market prices.

Performance

For the fiscal year ended March 31, 2010, the Fund’s Y-3 share class performance was 47.96% compared to its benchmark return of 53.56%. Performance for the Fund is reported net of operating expenses while the benchmark returns do not include expenses of any kind as indexes are unmanaged.

The Sub-Advisors

As of March 31, 2010, the Fund employed three sub-advisors, Numeric Investors (Numeric), Eaton Vance Investment Management (Eaton Vance) and Robeco Investment Management (Robeco). Numeric’s highly quantitative process utilizes three primary stock selection models to take advantage of short term inefficiencies in the pricing of large capitalization stocks. Eaton Vance utilizes a relative value investing philosophy and invests in companies with attractive valuations and positive fundamentals. Robeco’s process begins with a quantitative analysis that provides a statistical ranking of the investment universe based on valuation, momentum, and fundamental factors. The research team then applies fundamental analysis to those securities that includes validation of the quantitative analysis and fundamental research, including an in-depth review of the issuer’s financials.

Market Commentary and Fund Performance

In many ways the market behavior as measured by the S&P 500 Index this fiscal year was a mirror image of last fiscal year. The S&P 500 Index advanced 49.77%, the second highest rolling four quarter move in the last 30 years, versus the -38.09% fiscal 2008 year return, the worst rolling four quarter drop in the last 30 years. The announcement of a return to profitability by Citicorp in early March of 2009 marked the beginning of an upward surge in equity markets. The biggest gainers were the stocks of companies many perceived to be candidates for bankruptcy. With an accommodating Federal Reserve that maintained rates at unprecedented low levels, various forms of financing became available to repair balance sheets. These types of stocks were some of the strongest performers of this fiscal year and they tended to have the following characteristics: low quality rating, low price, high beta, high leverage, small capitalization, and negative earnings. Generally, these are not the type of stocks portfolio managers seek out under normal circumstances, however, these were not normal circumstances. As the U.S. economy emerged from a severe recession, many of these companies, priced for bankruptcy, benefited from the economic recovery. The best performing sectors in the Index during the fiscal year were Materials (+99.1%), Consumer Discretionary (+91.2%), Industrials (+81.8%) and Financials (+79.2%). All sectors in the Index posted positive returns with Telecommunication Services (+14.9%), Utilities (+21.8%) and Energy (+27.8%) being the laggards.

The Fund underperformed the Index during the period. The biggest detractor was stock selection within the Consumer Discretionary sector. The lack of exposure to Ford (+378%), the underweighting of Disney (+94.4%), and overweight positions in Apollo (-32%) and Best Buy (+14%) negatively impacted relative performance. A large underweight to General Electric (+85%) negatively impacted relative performance in the Industrial sector. The greatest benefit to the Fund came from the Energy sector, which was helped by an underweight position and strong stock selection. Underweight positions in Energy sector holdings Exxon Mobil (+.8%) and Chevron (+17.6%) were the two biggest positive contributors for the fiscal year. A smaller-than-benchmark allocation to Telecommunication Services was also a benefit.

MGI US Large Cap Value Equity Fund

The Eaton Vance portion of the Fund underperformed the Index. The Consumer Discretionary sector was the largest detractor to performance due to an out-of-benchmark position in the underperforming holding Best Buy and the lack of exposure to the stock of Ford. The biggest detractor to the performance of the Eaton Vance portion of the Fund performance came from out-of-benchmark holdings in Abbott and Biogen within the Health Care sector, followed by underweighting General Electric in Industrials. Like the overall Fund, Energy was a positive with the underweight to Exxon Mobil providing 177 basis points of excess return and an overweight position in Anadarko adding value. The Numeric portion of the Fund outperformed the benchmark. Strong stock selection in Financials with holdings such as Prudential (+150%), Genworth (+111%), and Hartford Financial (+402%) was a large positive along with Lubrizol (+165%) and Walter Energy (+50%) in the Materials sector. Robeco was added as a sub-advisor to the Fund on April 20, 2009. For the partial period, they underperformed the Index for the since inception period from April 20, 2009 to March 31, 2010. Stock selection in Consumer Discretionary and Industrials was the primary driver of underperformance. The Consumer Discretionary holding Game Stop (-23%) was a leading negative contributor to relative results, while the underweight positions in Ford and Walt Disney were large detractors. Within the Industrials sector, a position in non-benchmark holding Lockheed Martin and underweight positions in General Electric and Boeing hampered results. On the positive side, avoiding AT&T and Verizon within Telecommunication Services was a boost to relative returns.

MGI Funds

March 31, 2010

Comparison of Change in Value of a $10,000 Investment in
MGI US Large Cap Value Equity Shares vs. the
Russell 1000® Value Index
As of March 31, 2010

This graph shows the performance of the MGI US Large Cap Value Equity Fund Class Y-3 shares versus the Russell 1000® Value Index from August 15, 2005, which is the inception date of the Fund, through March 31, 2010. The performance of other classes, when launched, will vary from the performance of the class shown based on the difference in fees and expenses paid by shareholders investing in different share classes.

The table and graph assume reinvestment of dividends and capital gains, but do not reflect a deduction of taxes an investor might pay on fund distributions or upon redemption of fund shares. Performance shown reflects a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

The data quoted represents past performance and does not guarantee future results. Current performance of the Fund may be lower or higher than the performance quoted. Please call 1-800-428-0980 for the Fund’s most recent month-end performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased. Due to market conditions, the Fund has experienced unusually high performance which may not be sustainable or repeated in the future.

MGI US Small/Mid Cap Growth Equity Fund

Investment Objective and Benchmark

The investment objective of the MGI US Small/Mid Cap Growth Equity Fund (“the Fund”) is to seek long-term total return comprised primarily of capital appreciation. The benchmark for the Fund is the Russell 2500® Growth Index (the “Index”).

Investment Strategy

The Fund invests in a diversified portfolio of small and medium sized U.S. companies that are believed to offer superior potential for long-term capital appreciation. The companies will generally have higher earnings and/or revenue growth histories or expectations relative to the Index.

Performance

For the fiscal year ended March 31, 2010, the Fund’s Y-3 share class performance was 57.51% compared to its benchmark return of 63.92%. Performance for the Fund is reported net of operating expenses while the benchmark returns do not include expenses of any kind as indexes are unmanaged.

The Sub-Advisors

As of March 31, 2010, the Fund employed three sub-advisors, Goldman Sachs Asset Management (GSAM), Tygh Capital Management (Tygh) and Westfield Capital Management (Westfield). GSAM uses fundamental, bottom-up research to find ideas for the portfolio. GSAM bases investment decisions on the identification of high-quality business franchises that are strategically positioned for long-term growth. The team seeks to invest in companies that meet its criteria for a high-quality growth investment — dominant market share, established brand name, pricing power, and recurring revenue streams. Tygh focuses their research on discovering companies that have the potential to grow both earnings and revenues higher than 20% for the next two years and enjoy the price gains that go along with that growth. Westfield employs a fundamental, bottom-up approach which seeks to identify reasonably priced stocks with high earnings growth potential.

Market Commentary and Fund Performance

In many ways the market behavior as measured by the S&P 500 Index this fiscal year was a mirror image of last fiscal year. The S&P 500 Index advanced 49.77%, the second highest rolling four quarter move in the last 30 years, versus the -38.09% fiscal 2008 year return, the worst rolling four quarter drop in the last 30 years. The announcement of a return to profitability by Citicorp in early March of 2009 marked the beginning of an upward surge in equity markets. The biggest gainers were the stocks of companies many perceived to be candidates for bankruptcy. With an accommodating Federal Reserve that maintained rates at unprecedented low levels, various forms of financing became available to repair balance sheets. These types of stocks were some of the strongest performers of this fiscal year and they tended to have the following characteristics: low quality rating, low price, high beta, high leverage, small capitalization, and negative earnings. Generally, these are not the type of stocks portfolio managers seek out under normal circumstances, however, these were not normal circumstances. As the U.S. economy emerged from a severe recession, many of these companies, priced for bankruptcy, benefited from the economic recovery. For the fiscal year ended March 31, 2010, the Index rose 63.92%. The leading sectors were Energy gaining 91.8%, materials rising 77.15% and Consumer discretionary which advanced 75.87%. While all sectors had positive returns, the laggards were Telecommunication Services (+40.21%), Utilities (51.67%) and Health Care (54.94%).

The Fund underperformed the Index for the period. Underperformance was driven primarily by stock selection in the Consumer Discretionary sector with positions in out-of-benchmark GameStop and overweight positions in O’Reilly Automotive, DeVry and PetSmart. Within the Information Technology sector, BMC Software and Electronic Arts hurt performance. On the positive side, the Fund was overweight Energy and gained from positive stock selection. Positions in Massey Energy, Rex Energy, and Whiting Petroleum were particularly strong contributors.

MGI US Small/Mid Cap Growth Equity Fund

GSAM outperformed the Index during the period. They benefitted from overweight positions in the Consumer Discretionary and Energy sectors, two of the best performing sectors. Strong stock selection within these sectors also helped. Holdings such as Lamar, OfficeMax and Starwood provided over 3.5% of excess relative return within the Consumer Discretionary sector. In the Energy sector, Rex Energy and Whiting Petroleum provided sizeable excess returns. GSAM was hurt by stock selection in Information Technology and Industrials. Technology stocks like FormFactor, Palm and Cogent hurt performance along with Industrials sector holdings such as Ritchie Brothers Auctioneers and Iron Mountain. Tygh lagged the Index for the period, as they are conservatively positioned and have a modest larger cap bias within this small/mid universe. The Industrials, Consumer Discretionary and Health Care sectors were a significant source of underperformance for this manager. In the Industrials sector, the laggards were FTI Consulting, URS, Waste Connections, Stericycle and Jacobs Engineering. GameStop and Penn National Gaming were the largest negative contributors in the Consumer Discretionary sector. The Health Care holdings Illumina and Immucor were also large negative contributors to relative performance. Westfield finished the fiscal year lagging the Index. They were hurt by both an underweight and poor stock selection in the Consumer Discretionary (DeVry, O’Reilly Automotive, Scientific Games and PetSmart) and Materials (Crown Holdings and Walter Energy) sectors. Stock selection was a positive in the Industrials (BE Aerospace and Joy Global) and Energy (Massey Energy) sectors.

MGI Funds

March 31, 2010

Comparison of Change in Value of a $10,000 Investment in
MGI US Small/Mid Cap Growth Equity Shares vs. the
Russell 2500® Growth Index
As of March 31, 2010

This graph shows the performance of the MGI US Small/Mid Cap Growth Equity Fund Class Y-3 shares versus the Russell 2500® Growth Index from August 15, 2005, which is the inception date of the Fund, through March 31, 2010. The performance of other classes, when launched, will vary from the performance of the class shown based on the difference in fees and expenses paid by shareholders investing in different share classes.

The table and graph assume reinvestment of dividends and capital gains, but do not reflect a deduction of taxes an investor might pay on fund distributions or upon redemption of fund shares. Performance shown reflects a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

The data quoted represents past performance and does not guarantee future results. Current performance of the Fund may be lower or higher than the performance quoted. Please call 1-800-428-0980 for the Fund’s most recent month-end performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased. Due to market conditions, the Fund has experienced unusually high performance which may not be sustainable or repeated in the future.

MGI US Small/Mid Cap Value Equity Fund

Investment Objective and Benchmark

The investment objective of the MGI US Small/Mid Cap Value Equity Fund (“the Fund”) is to seek long-term total return comprised primarily of capital appreciation. The benchmark for the Fund is the Russell 2500® Value Index (the “Index”).

Investment Strategy

The Fund invests in common stocks of small and medium sized U.S. companies that offer the potential for long-term capital appreciation and that appear to be undervalued at the time of purchase based on the stocks’ intrinsic values relative to current market prices.

Performance

For the fiscal year ended March 31, 2010, the Fund’s Y-3 share class performance was 64.86% compared to its benchmark return of 67.17%. Performance for the Fund is reported net of operating expenses while the benchmark returns do not include expenses of any kind as indexes are unmanaged.

The Sub-Advisors

As of March 31, 2010, the Fund employed four sub-advisors, AQR Capital Management (AQR), NWQ Investment Management Company (NWQ), Systematic Financial Management (Systematic), and River Road Asset Management (River Road). AQR’s process is largely quantitative with traditional factors as inputs and weightings partially determined through qualitative analysis. AQR’s basic philosophy combines concepts of value and momentum. NWQ is a fundamental value shop focusing on “Value with a Catalyst”. Systematic employs extensive quantitative screening, combined with fundamental research in an integrated process, and its investment philosophy is based on its belief that stock prices respond to changes in a company’s earnings dynamics and that the average investor systematically under-reacts to these changes. River Road identifies financially strong companies that trade at a discount to their calculated absolute value.

Market Commentary and Fund Performance

In many ways the market behavior as measured by the S&P 500 Index this fiscal year was a mirror image of last fiscal year. The S&P 500 Index advanced 49.77%, the second highest rolling four quarter move in the last 30 years, versus the -38.09% fiscal 2008 year return, the worst rolling four quarter drop in the last 30 years. The announcement of a return to profitability by Citicorp in early March of 2009 marked the beginning of an upward surge in equity markets. The biggest gainers were the stocks of companies many perceived to be candidates for bankruptcy. With an accommodating Federal Reserve that maintained rates at unprecedented low levels, various forms of financing became available to repair balance sheets. These types of stocks were some of the strongest performers of this fiscal year and they tended to have the following characteristics: low quality rating, low price, high beta, high leverage, small capitalization, and negative earnings. Generally, these are not the type of stocks portfolio managers seek out under normal circumstances, however, these were not normal circumstances. As the U.S. economy emerged from a severe recession, many of these companies, priced for bankruptcy, benefited from the economic recovery. The Index gained 67.17% during the period. All economic sectors posted positive returns. Consumer Discretionary, Materials and Energy were the leaders with gains of 108.5%, 96.9% and 94.8%, respectively. Lagging in performance were the Utilities, Telecommunication Services and Consumer Staples sectors, which advanced returns of 32.7%, 36.7% and 55.1%, respectively.

The Fund underperformed the Index for the fiscal year. The underperformance was primarily due to stock selection in the Consumer Discretionary, Industrials and Information Technology sectors. Underperformance in these sectors was broad based, with no single security accounting for more than 30 basis points of negative relative contribution. An underweight position in the Utilities sector and stock selection in the Energy sector were the largest positive contributors to relative performance. Within the Energy sector, the holdings Acergy and Whiting Petroleum were significant positive contributors.

AQR outperformed the Index for the period. They experienced generally strong stock selection with the exception in the Information Technology sector. Within the Financials sector, four securities (Advance America Cash, Conseco, CAN

MGI US Small/Mid Cap Value Equity Fund

Financial and International Bancshares) provided over 300 basis points of excess returns. NWQ, a more concentrated portfolio, outperformed the benchmark for the fiscal year. They benefitted equally from stock selection and sector allocation. Holdings within the Industrials sector were the greatest positive contributors with General Cable and Gibraltar Industries providing 325 basis points of excess return. Underweighting the Utilities sector was helpful as was stock selection in the Energy sector, namely Acergy and St. Mary Land and Exploration which provided over 400 basis points of excess return. Systematic underperformed the Index. Their process of looking for value in companies that are experiencing rising earnings estimates would not be expected to perform well in a market environment rewarding risky assets. Stock selection was the greatest detractor particularly in the Industrials, Information Technology and Financials sectors. The holdings within these sectors with significant negative contributions to relative results were Fluor, MasTec, SPX, Telecom Systems, SAIC, Solera Holdings, Alleghany and Stifel Financial. In the Materials sector, Walters Energy, Celanese and Cliffs Natural Resources were positive contributors. River Road lagged the Index during this period. Positioned conservatively, this manager would not be expected to keep pace with such a surging market. Stock selection was generally weak with a large part of it coming from Financials sector holdings Navigators Group, Alleghany Corp and People’s United. In the Consumer Discretionary sector, the holdings Dollar Tree, Rent-A-Center and Fred’s were significant negative contributors. The underweight position in the Utilities sector provided a modest benefit.

MGI Funds

March 31, 2010

Comparison of Change in Value of a $10,000 Investment in
MGI US Small/Mid Cap Value Equity Shares vs. the
Russell 2500® Value Index
As of March 31, 2010

This graph shows the performance of the MGI US Small/Mid Cap Value Equity Fund Class Y-3 shares versus the Russell 2500® Value Index from August 15, 2005, which is the inception date of the Fund, through March 31, 2010. The performance of other classes, when launched, will vary from the performance of the class shown based on the difference in fees and expenses paid by shareholders investing in different share classes.

The table and graph assume reinvestment of dividends and capital gains, but do not reflect a deduction of taxes an investor might pay on fund distributions or upon redemption of fund shares. Performance shown reflects a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

The data quoted represents past performance and does not guarantee future results. Current performance of the Fund may be lower or higher than the performance quoted. Please call 1-800-428-0980 for the Fund’s most recent month-end performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased. Due to market conditions, the Fund has experienced unusually high performance which may not be sustainable or repeated in the future.

MGI Non-US Core Equity Fund

Investment Objective and Benchmark

The investment objective of the MGI Non-US Core Equity Fund (“the Fund”) is to seek long-term total return consisting of both capital appreciation and income. The benchmark for the Fund is the MSCI EAFE® Index (the “Index”).

Investment Strategy

The Fund invests principally in equity securities issued by non-U.S. companies of any size, located in the world’s developed and emerging capital markets.

Performance

For the fiscal year ended March 31, 2010, the Fund’s Y-3 share class performance was 56.52% compared to its benchmark return of 54.44%. Performance for the Fund is reported net of operating expenses while the benchmark returns do not include expenses of any kind as indexes are unmanaged.

The Sub-Advisors

As of March 31, 2010, the Fund employed five sub-advisors, AllianceBernstein, Grantham, Mayo, Van Otterloo & Co., LLC (GMO), Lazard Asset Management (Lazard), Morgan Stanley Investment Management Inc. (MSIM), and MFS Investment Management (MFS). AllianceBernstein manages a value portfolio, which consists of mispriced value stocks identified through the firm’s bottom-up fundamental research and a disciplined valuation process. GMO manages a diversified portfolio of stocks from the developed non-U.S. markets using a quantitative process. Lazard manages a portfolio of stocks from the emerging markets that are identified as having strong financial productivity and are believed to trade at attractive valuations. MSIM manages a growth portfolio, which focuses on attractively valued stocks that are identified as being high quality and exhibiting strong growth characteristics. MFS manages a value portfolio, which focuses on stocks whose long-term value is not adequately reflected in the price. MFS was added to the Fund’s line-up in November 2009.

Market Commentary and Fund Performance

International equity markets experienced two distinct halves during the 12-month period ending March 31, 2010. During the first half of the period, the monetary policies of central banks around the world remained accommodative. It appeared that the pace of the economic decline was significantly slowing and that the global economy was finally en route to recovery, as the economic and financial conditions of the global economy showed signs of stabilization. In this environment, equity markets delivered significant gains. Investors once again turned to risky assets and cyclical sectors such as Materials and Consumer Discretionary posted significant positive performance. Financials, which were hit the hardest in the bear market, led all sectors with an 81% gain in the second and third quarter of 2009 alone. In contrast, defensive sectors such as Utilities and Health Care generally posted weak relative performance. Despite soaring equity prices, investors’ confidence in the equity markets remained fragile.

During the second half of the period, news about the potential debt default in Dubai and concerns related to increasing sovereign risk associated with deteriorating credit quality in countries including Ireland, Greece, and Spain dampened the performance of the equity markets. As a result, equity market gains during the second half of the period were muted compared to those of the first half. The Financials sector, hit by Dubai’s debt crisis and profit taking trades, once again became the weakest market sector, while Materials stocks, supported by firm demand for commodities within emerging markets, continued to be strong performers. For the 12-month period ending March 31, 2010, the Index returned 54.44%, with over 90% of the gains generated in the first half of the period. Emerging markets, boosted by strengthening commodity prices and relatively stronger macro-economic fundamentals, outperformed developed markets. Value stocks topped growth stocks, and small cap stocks generally outperformed their large cap counterparts.

MGI Non-US Core Equity Fund

The U.S. dollar depreciated against most other major currencies during this period, adding almost 10 percentage points to the Index’s return in U.S. dollars over local currency. Without the currency effect, developed international equity markets would have underperformed the U.S. equity markets.

The global coordination witnessed between key central bankers that led to the unprecedented stabilizing actions in late 2008 and early 2009, expanded to the examination of the regulatory environment in mid 2009. Many market observers attributed weak regulatory oversight as one of the major contributing factors leading up to the global financial crisis. Subsequently, the G-20 summits in London and Pittsburgh produced a consensus on strengthening the oversight of the global financial system. However, the actual impact on the markets remains to be seen as global leaders struggle to agree on the actions required to bring about regulatory reform.

In this environment, the Fund outperformed the Index by 2.08% for the 12-month period ending March 31, 2010. Stock selection was the main driver of the outperformance. Favorable security selection in Japan, France, and Germany as well as in the Financials, Industrials, Consumer Discretionary, and Information Technology sectors contributed positively to performance. Underweighting Japan and exposure to emerging markets and Canada added value. Conversely, stock selection in Australia, Hong Kong, and the U.K. as well as in Consumer Staples detracted from performance. Underweighting Financials and Materials stocks while overweighting Health Care stocks was a negative contributor.

In aggregate, performance of the Fund’s sub-advisors was positive with some strategies struggling during the low-quality rally. AllianceBernstein outpaced the Index mainly due to strong security selection, particularly in the Financials, Consumer Discretionary, and Industrials sectors, and currency positioning. The value style of this portfolio also contributed positively to performance. GMO underperformed the Index for the year, primarily driven by stocks selected for their momentum characteristics. An underweight to the Financials sector and an overweight to the Health Care sector also detracted from results. Lazard, boosted by strong stock selection on top of the broad-based surge in emerging market stocks, added to the Fund’s relative performance for the period. MFS, which started in November 2009 as the Fund’s second value manager, added to the Fund’s performance through strong stock selection. MSIM overcame a difficult period for growth stocks and surpassed the Index for the year. Strong stock selection in the Financials, Information Technology, and Telecommunication Services sectors helped performance.

MGI Funds

March 31, 2010

Comparison of Change in Value of a $10,000 Investment in
MGI Non-US Core Equity Shares vs. the
MSCI EAFE Index
As of March 31, 2010

This graph shows the performance of the MGI Non-US Core Equity Fund Class Y-3 shares versus the MSCI EAFE Index from August 18, 2006, which is the inception date of the Fund, through March 31, 2010. The performance of other classes, when launched, will vary from the performance of the class shown based on the difference in fees and expenses paid by shareholders investing in different share classes.

The table and graph assume reinvestment of dividends and capital gains, but do not reflect a deduction of taxes an investor might pay on fund distributions or upon redemption of fund shares. Performance shown reflects a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

The data quoted represents past performance and does not guarantee future results. Current performance of the Fund may be lower or higher than the performance quoted. Please call 1-800-428-0980 for the Fund’s most recent month-end performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased. Due to market conditions, the Fund has experienced unusually high performance which may not be sustainable or repeated in the future.

MGI Core Opportunistic Fixed Income Fund

Investment Objective and Benchmark

The investment objective of the MGI Core Opportunistic Fixed Income Fund (“the Fund”) is to seek long-term total return consisting of both current income and capital appreciation. The benchmark for the Fund is the Barclays Capital U.S. Aggregate Bondtm Index (the “Index”).

Investment Strategy

The Fund invests primarily in U.S. dollar denominated investment grade fixed income securities, including government securities, corporate bonds, and mortgage- and asset-backed securities, among others. The Fund may also invest a significant portion of assets in any combination of non-investment grade bonds, non-U.S. dollar denominated bonds and bonds issued by issuers of emerging capital markets.

Performance

For the fiscal year ended March 31, 2010, the Fund’s Y-3 share class performance was 15.34% compared to its benchmark return of 7.69%. Performance for the Fund is reported net of operating expenses while the benchmark returns do not include expenses of any kind as indexes are unmanaged.

The Sub-Advisors

As of March 31, 2010, the Fund employed four sub-advisors, BlackRock Financial Management, Inc. (BlackRock), Western Asset Management Company (WAMCO), Pacific Investment Management Company (PIMCO), and MacKay Shields LLC (MacKay Shields). BlackRock manages its allocated portion of the Fund using a relative value strategy to determine the tradeoff between risk and return. This philosophy emphasizes research and analysis of specific sectors and securities along with the risks associated with the fixed income markets, including interest rate risk, yield curve risk, cash flow risk, credit risk, and liquidity risk. WAMCO manages its allocated portion of the Fund using diversified, tightly controlled, value-oriented portfolios. The Firm’s management style emphasizes the use of multiple strategies and active sector rotation and issue selection, while constraining overall interest rate risk relative to the benchmark. PIMCO manages its allocated portion of the Fund using a blend of long-range macro-economic forecasts and bottom-up security selection focused on valuation. The firm uses sector rotation and duration targeting as primary drivers of performance within a disciplined, risk-controlled approach. MacKay Shields manages its allocated portion of the Fund using a focused approach to credit research within the high yield bond market. The research process assesses the level of credit risk and seeks to avoid those securities for which they deem the return prospects to be inferior.

Market Commentary and Fund Performance

After suffering its worst calendar year performance in 2008, the investment grade bond market offered relatively attractive yields and excess return potential for investors heading into 2009. Once signs of a relatively “less negative” economic environment were evident, and unprecedented government intervention programs began to take hold, demand for non-Treasury assets continued to surge throughout the year as outsized yield potential more than compensated for expected risks, particularly given a backdrop of accommodative policies and a zero interest rate environment. Similar to the rapid rebound in equity markets, higher-beta fixed income areas that had been thoroughly punished during the down-market led outperformance in spread sectors as evidenced by High Yield enjoying its best performance in history, followed by outsized returns from Commercial Mortgage-Backed Securities (CMBS) and Emerging Market Debt (EMD). In addition to ample demand for these risk assets from private sector buyers, improved market functioning and price recovery was noted in other spread sectors that benefitted from support of a number of government sponsored programs (TALF, PPIP).

The size and speed of the recovery of 2009 was surprising to many and has seeded concerns about the transfer of risk to the public sector from the private sector. Although many spread markets have returned to valuations equal to, if not improved from, pre-crisis levels mostly supported by fundamental improvement, concerns have migrated to potential risks from sovereign fiscal imbalances and implications for the path and sustainability of a global recovery.

MGI Core Opportunistic Fixed Income Fund

The Fund’s return was positive in both absolute terms and in relation to the Index for the period. With all non-Treasury, or spread sectors, providing a virtual mirror image performance to the shortfalls experienced during the crisis, the Fund benefitted from its strategic overweight to these sectors during 2009. Spread sector performance across all markets was superior to Treasury returns, with the size of outperformance directly related to the snapback potential stemming from the depth of underperformance in 2008.

The risk posture of each sub-advisor correlated with their respective performance results. PIMCO’s relatively defensive top-down positioning moderated some of the excess return potential for 2009 while still providing a healthy amount of outperformance for the period. WAMCO’s more aggressive spread sector allocation provided returns significantly ahead of the Fund’s benchmark, while BlackRock’s blend of sub-sector strategies, exhibiting a more moderate risk exposure, also outperformed the benchmark. Although MacKay Shields slightly trailed its market index due to their high quality bias, the high yield market itself experienced its best performance in history, prompting MacKay Shields to outperform the Fund’s benchmark by a significant margin.

MGI Funds

March 31, 2010

Comparison of Change in Value of a $10,000 Investment in
MGI Core Opportunistic Fixed Income Shares vs. the
Barclays Capital US Aggregate Bondtm Index
As of March 31, 2010

This graph shows the performance of the MGI Core Opportunistic Fixed Income Fund Class Y-3 shares versus the Barclays Capital US Aggregate BondTM Index from August 15, 2005, which is the inception date of the Fund, through March 31, 2010. The performance of other classes, when launched, will vary from the performance of the class shown based on the difference in fees and expenses paid by shareholders investing in different share classes.

The table and graph assume reinvestment of dividends and capital gains, but do not reflect a deduction of taxes an investor might pay on fund distributions or upon redemption of fund shares. Performance shown reflects a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

The data quoted represents past performance and does not guarantee future results. Current performance of the Fund may be lower or higher than the performance quoted. Please call 1-800-428-0980 for the Fund’s most recent month-end performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.

MGI US Short Maturity Fixed Income Fund

Investment Objective and Benchmark

The investment objective of the MGI US Short Maturity Fixed Income Fund (“the Fund”) is to seek safety of principal with a moderate level of income. The benchmark for the Fund is the Barclays Capital Government/Credit 1-3 Year Bond Index (the “Index”).

Investment Strategy

The Fund invests in U.S. dollar denominated investment grade fixed income securities, including government securities, corporate bonds, and mortgage- and asset-backed securities, among others. The Fund’s duration will typically fall between one and three years. Duration measures the potential price sensitivity of a bond with respect to change in interest rates.

Performance

For the fiscal year ended March 31, 2010, the Fund’s Y-3 share class performance was 13.19% compared to its benchmark return of 4.15%. Performance for the Fund is reported net of operating expenses while the benchmark returns do not include expenses of any kind as indexes are unmanaged.

The Sub-Advisors

As of March 31, 2010, the Fund employed one sub-advisor, Aberdeen Asset Management (Aberdeen). Aberdeen manages the Fund using a bottom-up, relative value perspective, seeking to identify bonds that are priced inefficiently. The process is driven largely by security selection, seeking bonds that are undervalued.

Market Commentary and Fund Performance

After suffering its worst calendar year performance in 2008, the investment grade bond market offered relatively attractive yields and excess return potential for investors heading into 2009. Once signs of a relatively “less negative” economic environment were evident, and unprecedented government intervention programs began to take hold, demand for non-Treasury assets continued to surge throughout the year as outsized yield potential more than compensated for expected risks, particularly given a backdrop of accommodative policies and a zero interest rate environment. Similar to the rapid rebound in equity markets, higher-beta fixed income areas that had been thoroughly punished during the down-market led outperformance in spread sectors as evidenced by High Yield enjoying its best performance in history, followed by outsized returns from Commercial Mortgage-Backed Securities (CMBS) and Emerging Market Debt (EMD). In addition to ample demand for these risk assets from private sector buyers, improved market functioning and price recovery was noted in other spread sectors that benefitted from support of a number of government sponsored programs (TALF, PPIP).

The size and speed of the recovery of 2009 was surprising to many and has seeded concerns about the transfer of risk to the public sector from the private sector. Although many spread markets have returned to valuations equal to, if not improved from, pre-crisis levels mostly supported by fundamental improvement, concerns have migrated to potential risks from sovereign fiscal imbalances and implications for the path and sustainability of a global recovery.

The Fund’s return was positive in both absolute terms and in relation to the Index for the period. The Fund’s sub-advisor strategic overweight to out-of-benchmark spread sectors and exposure to high quality, structured securities such as asset-backed, residential mortgage-backed, and commercial mortgage-backed bonds, was rewarded during the period as these security types regained the attention of investors seeking yield and benefitted from the structural support of government sponsored programs.

MGI Funds

March 31, 2010

Comparison of Change in Value of a $10,000 Investment in
MGI US Short Maturity Fixed Income Shares vs. the
Barclays Capital Government/Credit 1-3 Year Bond Index
As of March 31, 2010

This graph shows the performance of the MGI US Short Maturity Fixed Income Fund Class Y-3 shares versus the Barclays Capital Government/Credit 1-3 Year Bond Index from August 22, 2005, which is the inception date of the Fund, through March 31, 2010. The performance of other classes, when launched, will vary from the performance of the class shown based on the difference in fees and expenses paid by shareholders investing in different share classes.

The table and graph assume reinvestment of dividends and capital gains, but do not reflect a deduction of taxes an investor might pay on fund distributions or upon redemption of fund shares. Performance shown reflects a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

The data quoted represents past performance and does not guarantee future results. Current performance of the Fund may be lower or higher than the performance quoted. Please call 1-800-428-0980 for the Fund’s most recent month-end performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.

MGI US Large Cap Growth Equity Fund
Schedule of Investments
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)
	COMMON STOCKS — 98.9%

	Advertising — 0.2%

23,000	Omnicom Group, Inc.	892,630

	Aerospace & Defense — 1.4%

2,400	Boeing Co. (The)	174,264
1,200	General Dynamics Corp.	92,640
15,300	Goodrich Corp.	1,078,956
5,400	Rockwell Collins, Inc.	337,986
1,800	Spirit Aerosystems Holdings, Inc. Class A*	42,084
600	TransDigm Group, Inc.	31,824
42,800	United Technologies Corp.	3,150,508

		4,908,262

	Agriculture — 1.8%

23,600	Altria Group, Inc.	484,272
22,400	Archer-Daniels-Midland Co.	647,360
5,000	Lorillard, Inc.	376,200
35,300	Monsanto Co.	2,521,126
48,900	Philip Morris International, Inc.	2,550,624

		6,579,582

	Airlines — 0.1%

2,200	Copa Holdings SA Class A	133,760
19,700	Southwest Airlines Co.	260,434

		394,194

	Apparel — 0.9%

2,300	Coach, Inc.	90,896
34,820	NIKE, Inc. Class B	2,559,270
600	Phillips-Van Heusen Corp.	34,416
7,600	Polo Ralph Lauren Corp.	646,304

		3,330,886

	Auto Parts & Equipment — 0.1%

4,700	BorgWarner, Inc.*	179,446
4,900	Johnson Controls, Inc.	161,651
1,100	WABCO Holdings, Inc.*	32,912

		374,009

	Banks — 0.0%

900	Capital One Financial Corp.	37,269
2,200	State Street Corp.	99,308

		136,577

See accompanying Notes to the Financial Statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)

	Beverages — 2.4%

1,700	Brown-Forman Corp. Class B	101,065
60,576	Coca-Cola Co. (The)	3,331,680
36,200	Coca-Cola Enterprises, Inc.	1,001,292
1,500	Green Mountain Coffee Roasters, Inc.*	145,230
1,100	Hansen Natural Corp.*	47,718
1,500	Molson Coors Brewing Co. Class B	63,090
57,484	PepsiCo, Inc.	3,803,141

		8,493,216

	Biotechnology — 2.9%

700	Alexion Pharmaceuticals, Inc.*	38,059
2,500	Amgen, Inc.*	149,400
500	Bio-Rad Laboratories, Inc. Class A*	51,760
41,108	Celgene Corp.*	2,547,052
9,700	Charles River Laboratories International, Inc.*	381,307
7,500	Dendreon Corp.*	273,525
59,200	Genzyme Corp.*	3,068,336
57,000	Illumina, Inc.*	2,217,300
18,000	Life Technologies Corp.*	940,860
1,900	Millipore Corp.*	200,640
6,700	United Therapeutics Corp.*	370,711
5,200	Vertex Pharmaceuticals, Inc.*	212,524

		10,451,474

	Chemicals — 1.4%

12,500	Air Products & Chemicals, Inc.	924,375
2,400	CF Industries Holdings, Inc.	218,832
29,300	Ecolab, Inc.	1,287,735
31,300	EI Du Pont de Nemours & Co.	1,165,612
10,000	Lubrizol Corp.	917,200
1,600	Praxair, Inc.	132,800
14,700	RPM International, Inc.	313,698
5,300	Terra Industries, Inc.	242,528

		5,202,780

	Coal — 0.4%

29,200	Peabody Energy Corp.	1,334,440

	Commercial Services — 5.0%

8,600	Brink’s Home Security Holdings, Inc.*	365,930
4,300	Career Education Corp.*	136,052
2,600	Corrections Corp. of America *	51,636
5,000	DeVry, Inc.	326,000
8,100	FTI Consulting, Inc.*	318,492
14,800	H&R Block, Inc.	263,440
2,000	Hillenbrand, Inc.	43,980

See accompanying Notes to the Financial Statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)
	Commercial Services — continued

31,100	Iron Mountain, Inc.	852,140
800	ITT Educational Services, Inc.*	89,984
9,600	Lender Processing Services, Inc.	362,400
9,900	Mastercard, Inc. Class A	2,514,600
14,900	McKesson Corp.	979,228
800	Monster Worldwide, Inc.*	13,288
1,000	Moody’s Corp.	29,750
12,100	New Oriental Education & Technology Group, Sponsored ADR*	1,034,671
2,200	RR Donnelley & Sons Co.	46,970
300	Strayer Education, Inc.	73,056
23,300	Total System Services, Inc.	364,878
1,800	Verisk Analytics, Inc. Class A*	50,760
107,700	Visa, Inc. Class A	9,803,931
22,200	Western Union Co. (The)	376,512

		18,097,698

	Computers — 12.8%

33,400	Accenture Plc	1,401,130
74,741	Apple, Inc.*	17,558,903
9,100	Brocade Communications Systems, Inc.*	51,961
7,200	Cadence Design Systems, Inc.*	47,952
113,300	Cognizant Technology Solutions Corp. Class A*	5,776,034
69,900	Dell, Inc.*	1,049,199
13,300	Diebold, Inc.	422,408
5,000	DST Systems, Inc.	207,250
69,500	EMC Corp.*	1,253,780
4,400	Factset Research Systems, Inc.	322,828
149,100	Hewlett-Packard Co.	7,924,665
600	IHS, Inc. Class A*	32,082
58,240	International Business Machines Corp.	7,469,280
14,100	MICROS Systems, Inc.*	463,608
23,900	NCR Corp.*	329,820
20,800	NetApp, Inc.*	677,248
3,000	Seagate Technology *	54,780
500	Synopsys, Inc.*	11,185
34,800	Teradata Corp.*	1,005,372
2,000	Western Digital Corp.*	77,980

		46,137,465

	Cosmetics & Personal Care — 0.7%

28,800	Avon Products, Inc.	975,456
6,884	Colgate-Palmolive Co.	586,930
7,800	Estee Lauder Cos. (The), Inc. Class A	505,986
4,454	Procter & Gamble Co.	281,804

		2,350,176

See accompanying Notes to the Financial Statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)

	Distribution & Wholesale — 0.4%

11,200	W.W. Grainger, Inc.	1,210,944
1,300	WESCO International, Inc.*	45,123

		1,256,067

	Diversified Financial Services — 5.4%

188,600	Charles Schwab Corp. (The)	3,524,934
5,500	CME Group, Inc.	1,738,605
5,500	Franklin Resources, Inc.	609,950
20,900	Goldman Sachs Group, Inc.	3,566,167
37,100	IntercontinentalExchange, Inc.*	4,161,878
59,500	Invesco, Ltd.	1,303,645
95,400	JPMorgan Chase & Co.	4,269,150
1,500	Leucadia National Corp.*	37,215
19,200	SLM Corp.*	240,384
800	T. Rowe Price Group, Inc.	43,944

		19,495,872

	Electric — 0.4%

41,700	AES Corp. (The)*	458,700
18,800	Calpine Corp.*	223,532
2,000	Centerpoint Energy, Inc.	28,720
10,300	Constellation Energy Group, Inc.	361,633
3,200	FPL Group, Inc.	154,656
900	Integrys Energy Group, Inc.	42,642

		1,269,883

	Electrical Components & Equipment — 0.5%

73,800	ABB, Ltd., Sponsored ADR*	1,611,792
600	Hubbell, Inc.	30,258

		1,642,050

	Electronics — 1.5%

55,500	Agilent Technologies, Inc.*	1,908,645
2,700	Amphenol Corp. Class A	113,913
5,400	Arrow Electronics, Inc.*	162,702
5,300	Avnet, Inc.*	159,000
700	Dolby Laboratories, Inc. Class A*	41,069
47,100	FLIR Systems, Inc.*	1,328,220
2,800	Garmin, Ltd.	107,744
3,100	Gentex Corp.	60,202
500	Itron, Inc.*	36,285
6,900	National Instruments Corp.	230,115
5,500	PerkinElmer, Inc.	131,450
3,700	Thermo Fisher Scientific, Inc.*	190,328

See accompanying Notes to the Financial Statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)
	Electronics — continued

11,100	Trimble Navigation, Ltd.*	318,792
10,600	Waters Corp.*	715,924

		5,504,389

	Energy-Alternate Sources — 0.0%

100	First Solar, Inc.*	12,265

	Engineering & Construction — 0.0%

200	Fluor Corp.	9,302

	Entertainment — 0.1%

13,500	International Game Technology	249,075

	Environmental Control — 0.1%

6,700	Nalco Holding Co.	163,011
6,300	Republic Services, Inc.	182,826

		345,837

	Food — 0.8%

9,200	Campbell Soup Co.	325,220
4,000	Flowers Foods, Inc.	98,960
8,700	General Mills, Inc.	615,873
4,500	H.J. Heinz Co.	205,245
9,600	Kellogg Co.	512,928
10,800	Kraft Foods, Inc. Class A	326,592
8,600	Kroger Co. (The)	186,276
17,200	Sara Lee Corp.	239,596
1,800	Smithfield Foods, Inc.*	37,332
11,000	Whole Foods Market, Inc.*	397,650

		2,945,672

	Hand & Machine Tools — 0.0%

1,600	Snap-On, Inc.	69,344

	Health Care - Products — 3.6%

42,022	Baxter International, Inc.	2,445,680
5,700	Beckman Coulter, Inc.	357,960
27,700	Boston Scientific Corp.*	199,994
1,700	Henry Schein, Inc.*	100,130
2,600	Hill-Rom Holdings, Inc.	70,746
4,300	IDEXX Laboratories, Inc.*	247,465
11,600	Intuitive Surgical, Inc.*	4,038,308
2,100	Inverness Medical Innovations, Inc.*	81,795
12,570	Johnson & Johnson	819,564
4,400	Kinetic Concepts, Inc.*	210,364
10,200	Medtronic, Inc.	459,306

See accompanying Notes to the Financial Statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)
	Health Care - Products — continued

28,200	Mindray Medical International, Ltd. Class A, ADR	1,027,044
900	Resmed, Inc.*	57,285
5,600	St Jude Medical, Inc.*	229,880
5,400	Stryker Corp.	308,988
38,600	Varian Medical Systems, Inc.*	2,135,738

		12,790,247

	Health Care - Services — 0.8%

3,700	Aetna, Inc.	129,907
3,100	Community Health Systems, Inc.*	114,483
12,800	Covance, Inc.*	785,792
7,700	Coventry Health Care, Inc.*	190,344
4,300	DaVita, Inc.*	272,620
2,700	Humana, Inc.*	126,279
200	Laboratory Corp. of America Holdings *	15,142
5,000	Lincare Holdings, Inc.*	224,400
5,500	Mettler-Toledo International, Inc.*	600,600
3,600	Pediatrix Medical Group, Inc.*	209,484
23,100	Tenet Healthcare Corp.*	132,132
1,000	Universal Health Services, Inc. Class B	35,090
1,200	WellPoint, Inc.*	77,256

		2,913,529

	Home Furnishings — 0.1%

8,300	Leggett & Platt, Inc.	179,612

	Household Products & Wares — 0.1%

4,084	Kimberly-Clark Corp.	256,802

	Housewares — 0.0%

2,500	Newell Rubbermaid, Inc.	38,000

	Insurance — 0.2%

1,900	Aflac, Inc.	103,151
9,400	American International Group, Inc.*	320,916
6,100	Arthur J. Gallagher & Co.	149,755
3,500	CIGNA Corp.	128,030

		701,852

	Internet — 9.5%

62,284	Amazon.Com, Inc.*	8,453,807
3,280	Baidu, Inc., Sponsored ADR*	1,958,160
28,600	Ctrip.com International, Ltd., ADR*	1,121,120
37,100	eBay, Inc.*	999,845
23,800	Equinix, Inc.*	2,316,692
6,300	F5 Networks, Inc.*	387,513

See accompanying Notes to the Financial Statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)
	Internet — continued

22,040	Google, Inc. Class A*	12,496,901
800	McAfee, Inc.*	32,104
100	NetFlix, Inc.*	7,374
18,500	priceline.com, Inc.*	4,717,500
11,800	VeriSign, Inc.*	306,918
11,966	WebMD Health Corp.*	554,983
41,900	Yahoo!, Inc.*	692,607

		34,045,524

	Iron & Steel — 0.7%

32,900	Cliffs Natural Resources, Inc.	2,334,255

	Leisure Time — 0.0%

1,300	WMS Industries, Inc.*	54,522

	Lodging — 0.6%

85,500	Las Vegas Sands Corp.*	1,808,325
5,476	Marriott International, Inc. Class A	172,604
15,500	MGM Mirage *	186,000

		2,166,929

	Machinery - Construction & Mining — 0.1%

4,800	Caterpillar, Inc.	301,680

	Machinery - Diversified — 0.9%

27,100	Deere & Co.	1,611,366
8,700	Flowserve Corp.	959,349
4,700	Graco, Inc.	150,400
1,300	IDEX Corp.	43,030
3,200	Rockwell Automation, Inc.	180,352
800	Wabtec Corp.	33,696
11,800	Zebra Technologies Corp. Class A*	349,280

		3,327,473

	Media — 0.7%

1,200	DIRECTV Class A*	40,572
39,100	Discovery Communications, Inc.*	1,149,931
21,200	McGraw-Hill Cos. (The), Inc.	755,780
12,800	Scripps Networks Interactive, Inc. Class A	567,680

		2,513,963

	Metal Fabricate & Hardware — 0.2%

4,300	Precision Castparts Corp.	544,853
3,100	Valmont Industries, Inc.	256,773

		801,626

See accompanying Notes to the Financial Statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)

	Mining — 0.5%

1,100	Compass Minerals International, Inc.	88,253
17,300	Freeport-McMoran Copper & Gold, Inc. Class B	1,445,242
6,700	Newmont Mining Corp.	341,231

		1,874,726

	Miscellaneous - Manufacturing — 1.9%

18,100	3M Co.	1,512,617
3,900	Carlisle Cos., Inc.	148,590
2,900	Crane Co.	102,950
47,100	Danaher Corp.	3,763,761
6,600	Dover Corp.	308,550
6,800	Harsco Corp.	217,192
13,500	Honeywell International, Inc.	611,145
1,000	ITT Corp.	53,610
2,200	Pall Corp.	89,078
1,900	Teleflex, Inc.	121,733

		6,929,226

	Office & Business Equipment — 0.1%

3,700	Avery Dennison Corp.	134,717
25,496	Xerox Corp.	248,586

		383,303

	Oil & Gas — 1.4%

900	Diamond Offshore Drilling, Inc.	79,929
19,400	EQT Corp.	795,400
11,682	Exxon Mobil Corp.	782,460
20,100	Occidental Petroleum Corp.	1,699,254
35,000	Petroleo Brasileiro SA, ADR	1,557,150
1,000	Pride International, Inc.*	30,110
800	Southwestern Energy Co.*	32,576

		4,976,879

	Oil & Gas Services — 4.9%

2,400	Cameron International Corp.*	102,864
52,900	Dresser-Rand Group, Inc.*	1,662,118
81,600	FMC Technologies, Inc.*	5,273,808
85,400	National Oilwell Varco, Inc.	3,465,532
200	Oceaneering International, Inc.*	12,698
112,400	Schlumberger, Ltd.	7,132,904
400	Smith International, Inc.	17,128

		17,667,052

See accompanying Notes to the Financial Statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)

	Packaging & Containers — 0.3%

7,700	Ball Corp.	411,026
25,900	Crown Holdings, Inc.*	698,264
1,400	Pactiv Corp.*	35,252

		1,144,542

	Pharmaceuticals — 6.1%

16,280	Abbott Laboratories	857,630
53,800	Allergan, Inc.	3,514,216
8,200	AmerisourceBergen Corp.	237,144
6,900	Amylin Pharmaceuticals, Inc.*	155,181
11,500	Bristol-Myers Squibb Co.	307,050
24,100	Express Scripts, Inc.*	2,452,416
33,100	Gilead Sciences, Inc.*	1,505,388
900	Herbalife, Ltd.	41,508
12,600	Hospira, Inc.*	713,790
9,700	Mead Johnson Nutrition Co.	504,691
74,600	Medco Health Solutions, Inc.*	4,816,176
27,130	Merck & Co., Inc.	1,013,306
17,100	Mylan, Inc.*	388,341
1,200	NBTY, Inc.*	57,576
19,200	Patterson Cos., Inc.	596,160
2,200	Perrigo Co.	129,184
21,500	Shire Plc, ADR	1,418,140
49,910	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	3,148,323
4,500	Valeant Pharmaceuticals International *	193,095
1,900	VCA Antech, Inc.*	53,257

		22,102,572

	Real Estate — 0.0%

1,200	St. Joe Co. (The)*	38,820

	REITS — 0.0%

500	Alexandria Real Estate Equities, Inc. REIT	33,800

	Retail — 7.3%

3,000	Abercrombie & Fitch Co. Class A	136,920
11,400	Advance Auto Parts, Inc.	477,888
6,850	Aeropostale, Inc.*	197,486
9,000	American Eagle Outfitters, Inc.	166,680
980	AutoZone, Inc.*	169,628
3,500	Bed Bath & Beyond, Inc.*	153,160
9,000	Best Buy Co., Inc.	382,860
1,900	BJ’s Wholesale Club, Inc.*	70,281
1,500	Brinker International, Inc.	28,920
17,800	CarMax, Inc.*	447,136
1,900	Chipotle Mexican Grill, Inc. Class A*	214,073
36,800	Costco Wholesale Corp.	2,197,328

See accompanying Notes to the Financial Statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)
	Retail — continued

10,978	CVS Caremark Corp.	401,356
3,000	Darden Restaurants, Inc.	133,620
12,700	Dollar Tree, Inc.*	752,094
4,600	Family Dollar Stores, Inc.	168,406
9,000	Foot Locker, Inc.	135,360
49,200	Kohl’s Corp.*	2,695,176
9,100	Limited Brands, Inc.	224,042
4,784	McDonald’s Corp.	319,188
4,800	MSC Industrial Direct Co., Inc Class A	243,456
44,800	O’Reilly Automotive, Inc.*	1,868,608
17,600	Ross Stores, Inc.	941,072
117,700	Staples, Inc.	2,753,003
115,200	Starbucks Corp.*	2,795,904
35,900	Target Corp.	1,888,340
9,200	Tiffany & Co.	436,908
25,700	TJX Cos. (The), Inc.	1,092,764
54,500	Urban Outfitters, Inc.*	2,072,635
30,700	Wal-Mart Stores, Inc.	1,706,920
23,100	Walgreen Co.	856,779
5,500	Yum! Brands, Inc.	210,815

		26,338,806

	Semiconductors — 4.1%

1,200	Altera Corp.	29,172
31,000	Analog Devices, Inc.	893,420
87,300	Broadcom Corp. Class A	2,896,614
100	Cree, Inc.*	7,022
69,200	Intel Corp.	1,540,392
3,600	Intersil Corp. Class A	53,136
39,600	Lam Research Corp.*	1,477,872
44,600	Linear Technology Corp.	1,261,288
105,100	Marvell Technology Group, Ltd.*	2,141,938
15,200	Maxim Integrated Products, Inc.	294,728
26,700	Microchip Technology, Inc.	751,872
42,100	National Semiconductor Corp.	608,345
3,200	Novellus Systems, Inc.*	80,000
3,000	NVIDIA Corp.*	52,140
9,400	Rambus, Inc.*	205,390
9,600	Rovi Corp.*	356,448
5,500	Silicon Laboratories, Inc.*	262,185
71,100	Texas Instruments, Inc.	1,739,817
8,600	Xilinx, Inc.	219,300

		14,871,079

See accompanying Notes to the Financial Statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)

	Software — 7.8%

19,400	Activision Blizzard, Inc.	233,964
70,300	Adobe Systems, Inc.*	2,486,511
1,000	Allscripts-Misys Healthcare Solutions, Inc.*	19,560
5,400	ANSYS, Inc.*	232,956
33,600	Autodesk, Inc.*	988,512
700	Automatic Data Processing, Inc.	31,129
16,900	BMC Software, Inc.*	642,200
4,600	Broadridge Financial Solutions, Inc.	98,348
2,800	Cerner Corp.*	238,168
16,100	Citrix Systems, Inc.*	764,267
8,100	Electronic Arts, Inc.*	151,146
36,040	Fidelity National Information Services, Inc.	844,778
7,000	Fiserv, Inc.*	355,320
3,900	Global Payments, Inc.	177,645
1,400	Intuit, Inc.*	48,076
325,457	Microsoft Corp.	9,526,126
7,200	MSCI, Inc. Class A*	259,920
9,900	Novell, Inc.*	59,301
223,100	Oracle Corp.	5,731,439
6,400	Red Hat, Inc.*	187,328
49,000	Salesforce.com, Inc.*	3,648,050
1,000	Sybase, Inc.*	46,620
22,900	VMware, Inc. Class A*	1,220,570

		27,991,934

	Telecommunications — 6.1%

5,000	Amdocs, Ltd.*	150,550
335,988	Cisco Systems, Inc.*	8,745,768
18,600	Corning, Inc.	375,906
6,400	Crown Castle International Corp.*	244,672
4,200	Harris Corp.	199,458
84,900	Juniper Networks, Inc.*	2,604,732
5,300	MetroPCS Communications, Inc.*	37,524
33,500	Motorola, Inc.*	235,170
600	NeuStar, Inc. Class A*	15,120
218,000	Qualcomm, Inc.	9,153,820
600	SBA Communications Corp.*	21,642

		21,784,362

	Toys, Games & Hobbies — 0.0%

1,100	Mattel, Inc.	25,014

	Transportation — 1.6%

19,600	CH Robinson Worldwide, Inc.	1,094,660
900	Con-way, Inc.	31,608
1,600	JB Hunt Transport Services, Inc.	57,408
900	Kansas City Southern *	32,553

See accompanying Notes to the Financial Statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)
	Transportation — continued

800	Kirby Corp.*	30,520
4,900	Norfolk Southern Corp.	273,861
56,600	Union Pacific Corp.	4,148,780

		5,669,390

	Trucking & Leasing — 0.0%

1,000	GATX Corp.	28,650

	Water — 0.0%

1,300	American Water Works Co., Inc.	28,288

	TOTAL COMMON STOCKS (COST $289,953,383)	355,797,602

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.9%

	Bank Deposits — 0.9%

3,359,717	State Street Bank & Trust Euro Time Deposit, 0.01%, due 04/01/10	3,359,717

	TOTAL SHORT-TERM INVESTMENTS (COST $3,359,717)	3,359,717

	TOTAL INVESTMENTS — 99.8% (Cost $293,313,100)	359,157,319

	Other Assets and Liabilities (net) — 0.2%	634,333

	NET ASSETS — 100.0%	$359,791,652

	Notes to Schedule of Investments:

	ADR — American Depository Receipt

	REIT — Real Estate Investment Trust

	* Non-income producing security.

See accompanying Notes to the Financial Statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
March 31, 2010

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	98.9
Short-Term Investments	0.9
Other Assets and Liabilities (net)	0.2

100.0%

See accompanying Notes to the Financial Statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)
	COMMON STOCKS — 99.2%

	Advertising — 0.3%

24,160	Omnicom Group, Inc.	937,650

	Aerospace & Defense — 3.8%

13,122	Boeing Co. (The)	952,788
26,110	General Dynamics Corp.	2,015,692
46,004	Northrop Grumman Corp.	3,016,482
19,898	Raytheon Co.	1,136,574
88,695	United Technologies Corp.	6,528,839

		13,650,375

	Agriculture — 1.1%

86,696	Archer-Daniels-Midland Co.	2,505,514
30,455	Philip Morris International, Inc.	1,588,533

		4,094,047

	Airlines — 0.2%

40,500	UAL Corp.*	791,775

	Apparel — 0.4%

18,300	NIKE, Inc. Class B	1,345,050

	Auto Manufacturers — 0.4%

7,600	Oshkosh Corp.*	306,584
25,030	PACCAR, Inc.	1,084,800

		1,391,384

	Auto Parts & Equipment — 0.4%

34,200	Dana Holding Corp.*	406,296
34,600	TRW Automotive Holdings Corp.*	988,868

		1,395,164

	Banks — 9.1%

675,975	Bank of America Corp.	12,066,154
60,045	Barclays Plc, Sponsored ADR	1,305,979
47,160	BB&T Corp.	1,527,512
37,600	Comerica, Inc.	1,430,304
72,393	Fifth Third Bancorp	983,821
123,094	KeyCorp	953,978
62,900	Marshall & Ilsley Corp.	506,345
14,842	Northern Trust Corp.	820,169
26,905	State Street Corp.	1,214,492
161,454	US Bancorp	4,178,430
240,836	Wells Fargo & Co.	7,494,816

		32,482,000

See accompanying Notes to the Financial Statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)

	Beverages — 0.6%

16,965	Anheuser-Busch InBev NV, Sponsored ADR*	855,884
20,515	PepsiCo, Inc.	1,357,273

		2,213,157

	Biotechnology — 0.5%

27,234	Amgen, Inc.*	1,627,504

	Building Materials — 0.2%

26,600	Owens Corning, Inc.*	676,704

	Chemicals — 1.5%

11,190	Air Products & Chemicals, Inc.	827,500
54,635	Ashland, Inc.	2,883,089
7,900	Celanese Corp.	251,615
6,500	Lubrizol Corp.	596,180
10,235	Mosaic Co. (The)	621,981
7,600	WR Grace & Co.*	210,976

		5,391,341

	Coal — 1.1%

71,627	Peabody Energy Corp.	3,273,354
7,400	Walter Energy, Inc.	682,798

		3,956,152

	Commercial Services — 2.9%

49,220	Equifax, Inc.	1,762,076
26,470	Hewitt Associates, Inc. Class A*	1,052,977
29,555	Manpower, Inc.	1,688,181
5,795	Mastercard, Inc. Class A	1,471,930
42,550	McKesson Corp.	2,796,386
23,165	Robert Half International, Inc.	704,911
48,405	SEI Investments Co.	1,063,458

		10,539,919

	Computers — 3.2%

109,645	EMC Corp.*	1,977,996
114,810	Hewlett-Packard Co.	6,102,152
26,345	International Business Machines Corp.	3,378,746

		11,458,894

	Diversified Financial Services — 7.5%

69,501	American Express Co.	2,867,611
79,830	Discover Financial Services	1,189,467
47,845	Federated Investors, Inc. Class B	1,262,151
36,358	Goldman Sachs Group, Inc.	6,203,766

See accompanying Notes to the Financial Statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)
	Diversified Financial Services — continued

317,719	JPMorgan Chase & Co.	14,217,925
88,770	SLM Corp.*	1,111,401

		26,852,321

	Electric — 3.3%

34,500	Ameren Corp.	899,760
53,219	American Electric Power Co., Inc.	1,819,026
49,000	Constellation Energy Group, Inc.	1,720,390
97,740	Edison International	3,339,776
52,300	NV Energy, Inc.	644,859
39,920	PG&E Corp.	1,693,406
37,610	Public Service Enterprise Group, Inc.	1,110,247
22,380	Southern Co. (The)	742,121

		11,969,585

	Electronics — 0.9%

22,800	Arrow Electronics, Inc.*	686,964
10,200	Jabil Circuit, Inc.	165,138
13,055	Thermo Fisher Scientific, Inc.*	671,549
64,300	Tyco Electronics, Ltd.	1,766,964
5,000	Vishay Intertechnology, Inc.*	51,150

		3,341,765

	Engineering & Construction — 0.4%

24,930	McDermott International, Inc.*	671,116
23,400	Shaw Group (The), Inc.*	805,428

		1,476,544

	Environmental Control — 0.5%

2,700	Nalco Holding Co.	65,691
48,216	Waste Management, Inc.	1,660,077

		1,725,768

	Food — 0.9%

18,819	Kellogg Co.	1,005,499
44,779	Nestle SA, Sponsored ADR	2,292,685

		3,298,184

	Gas — 0.3%

28,400	Southern Union Co.	720,508
15,300	UGI Corp.	406,062

		1,126,570

See accompanying Notes to the Financial Statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)

	Health Care - Products — 3.3%

74,599	Boston Scientific Corp.*	538,605
50,903	Covidien Plc	2,559,403
36,960	Hologic, Inc.*	685,238
70,198	Johnson & Johnson	4,576,909
79,995	Medtronic, Inc.	3,602,175

		11,962,330

	Health Care - Services — 0.7%

19,505	DaVita, Inc.*	1,236,617
13,285	Humana, Inc.*	621,339
21,634	UnitedHealth Group, Inc.*	706,783

		2,564,739

	Home Builders — 0.2%

38,400	Lennar Corp. Class A	660,864

	Home Furnishings — 0.4%

15,200	Whirlpool Corp.	1,326,200

	Household Products & Wares — 0.9%

23,295	Clorox Co.	1,494,141
25,300	Kimberly-Clark Corp.	1,590,864

		3,085,005

	Insurance — 6.3%

24,980	ACE, Ltd.	1,306,454
7,499	Allied World Assurance Co. Holdings, Ltd.	336,330
68,300	Allstate Corp. (The)	2,206,773
26,100	American Financial Group, Inc.	742,545
41,000	Assured Guaranty, Ltd.	900,770
35,064	Berkshire Hathaway, Inc. Class B*	2,849,651
12,700	Everest Re Group, Ltd.	1,027,811
59,400	Genworth Financial, Inc. Class A*	1,089,396
42,200	Hartford Financial Services Group (The), Inc.	1,199,324
51,869	Lincoln National Corp.	1,592,378
54,454	Metlife, Inc.	2,360,036
11,300	Protective Life Corp.	248,487
47,360	Prudential Financial, Inc.	2,865,280
25,330	Reinsurance Group of America, Inc.	1,330,332
37,477	Travelers Cos. (The), Inc.	2,021,510
23,520	Validus Holdings, Ltd.	647,506

		22,724,583

See accompanying Notes to the Financial Statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)

	Internet — 0.7%

64,260	eBay, Inc.*	1,731,807
21,700	IAC/InterActiveCorp *	493,458
12,700	Liberty Media Corp. — Interactive Class A*	194,437

		2,419,702

	Iron & Steel — 1.2%

23,080	Allegheny Technologies, Inc.	1,246,089
33,010	Reliance Steel & Aluminum Co.	1,625,082
22,380	United States Steel Corp.	1,421,578

		4,292,749

	Leisure Time — 0.3%

24,245	Carnival Corp.	942,646

	Lodging — 0.0%

6,700	Wyndham Worldwide Corp.	172,391

	Machinery - Construction & Mining — 0.3%

17,970	Caterpillar, Inc.	1,129,415

	Media — 2.7%

68,300	Comcast Corp. Class A	1,285,406
30,993	DIRECTV Class A*	1,047,873
9,400	DISH Network Corp. Class A	195,708
17,052	Liberty Media Corp. — Starz Series A*	932,403
12,628	Time Warner Cable, Inc.	673,199
75,342	Time Warner, Inc.	2,355,944
60,190	Viacom, Inc. Class B*	2,069,332
26,618	Walt Disney Co. (The)	929,235

		9,489,100

	Mining — 1.0%

18,650	BHP Billiton, Ltd., Sponsored ADR	1,497,968
23,380	Freeport-McMoran Copper & Gold, Inc. Class B	1,953,165

		3,451,133

	Miscellaneous - Manufacturing — 3.3%

28,900	3M Co.	2,415,173
126,438	General Electric Co.	2,301,172
31,690	Honeywell International, Inc.	1,434,606
8,690	Siemens AG, Sponsored ADR	868,739
6,400	Trinity Industries, Inc.	127,744
123,212	Tyco International, Ltd.	4,712,859

		11,860,293

See accompanying Notes to the Financial Statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)

	Oil & Gas — 13.5%

44,091	Anadarko Petroleum Corp.	3,211,147
32,898	Apache Corp.	3,339,147
12,515	Canadian Natural Resources, Ltd.	926,611
103,174	Chevron Corp.	7,823,684
7,800	Ensco Plc, Sponsored ADR	349,284
23,000	EOG Resources, Inc.	2,137,620
166,719	Exxon Mobil Corp.	11,166,839
58,694	Hess Corp.	3,671,310
38,000	Nabors Industries, Ltd.*	745,940
13,400	Newfield Exploration Co.*	697,470
25,850	Noble Energy, Inc.	1,887,050
104,108	Occidental Petroleum Corp.	8,801,290
4,500	Pioneer Natural Resources Co.	253,440
6,500	St. Mary Land & Exploration Co.	226,265
33,200	Tesoro Corp.	461,480
19,079	Transocean, Inc.*	1,648,044
16,905	Ultra Petroleum Corp.*	788,280
5,900	Unit Corp.*	249,452

		48,384,353

	Oil & Gas Services — 1.7%

80,020	Halliburton Co.	2,411,003
48,000	National Oilwell Varco, Inc.	1,947,840
5,600	Oil States International, Inc.*	253,904
3,000	SEACOR Holdings, Inc.*	241,980
59,300	Williams Cos. (The), Inc.	1,369,830

		6,224,557

	Packaging & Containers — 0.4%

23,670	Crown Holdings, Inc.*	638,143
24,785	Pactiv Corp.*	624,086

		1,262,229

	Pharmaceuticals — 4.5%

46,759	Abbott Laboratories	2,463,264
39,299	Bristol-Myers Squibb Co.	1,049,283
61,685	Forest Laboratories, Inc.*	1,934,442
12,700	Herbalife, Ltd.	585,724
102,712	Merck & Co., Inc.	3,836,293
41,810	Omnicare, Inc.	1,182,805
284,900	Pfizer, Inc.	4,886,035

		15,937,846

See accompanying Notes to the Financial Statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)

	Pipelines — 0.1%

5,100	Williams Partners, LP	205,173

	Real Estate — 0.3%

47,800	Brookfield Asset Management, Inc. Class A	1,215,076

	REITS — 2.2%

32,850	Annaly Capital Management, Inc. REIT	564,363
15,319	AvalonBay Communities, Inc. REIT	1,322,796
10,703	Boston Properties, Inc. REIT	807,434
16,700	Digital Realty Trust, Inc. REIT	905,140
39,700	Hospitality Properties Trust REIT	950,815
25,600	Public Storage REIT	2,354,944
13,116	Vornado Realty Trust REIT	992,881

		7,898,373

	Retail — 6.4%

56,949	Best Buy Co., Inc.	2,422,611
8,600	Darden Restaurants, Inc.	383,044
9,700	Dillard’s, Inc. Class A	228,920
25,230	Family Dollar Stores, Inc.	923,670
81,495	Gap (The), Inc.	1,883,349
52,635	Macy’s, Inc.	1,145,864
71,281	McDonald’s Corp.	4,755,868
13,170	Ross Stores, Inc.	704,200
58,679	Staples, Inc.	1,372,502
27,110	Target Corp.	1,425,986
60,886	TJX Cos. (The), Inc.	2,588,873
93,855	Wal-Mart Stores, Inc.	5,218,338

		23,053,225

	Savings & Loans — 0.3%

64,600	Hudson City Bancorp, Inc.	914,736

	Semiconductors — 1.2%

15,295	Analog Devices, Inc.	440,802
162,254	Intel Corp.	3,611,774
17,220	Texas Instruments, Inc.	421,373

		4,473,949

	Software — 2.3%

26,515	CA, Inc.	622,307
135,498	Microsoft Corp.	3,966,026
135,250	Oracle Corp.	3,474,573
2,700	VeriFone Holdings, Inc.*	54,567

		8,117,473

See accompanying Notes to the Financial Statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)

	Telecommunications — 4.3%

250,987	AT&T, Inc.	6,485,504
35,434	Cisco Systems, Inc.*	922,347
37,657	Corning, Inc.	761,048
61,661	Harris Corp.	2,928,281
37,684	Rogers Communications, Inc. Class B	1,286,155
74,488	Telefonaktiebolaget LM Ericsson Class B, Sponsored ADR	776,910
41,588	Verizon Communications, Inc.	1,290,060
42,850	Vodafone Group Plc, Sponsored ADR	997,976

		15,448,281

	Toys, Games & Hobbies — 0.5%

72,200	Mattel, Inc.	1,641,828

	Transportation — 0.5%

22,380	Union Pacific Corp.	1,640,454

	Water — 0.2%

33,800	American Water Works Co., Inc.	735,488

	TOTAL COMMON STOCKS (COST $292,017,780)	354,976,044

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.2%

	Bank Deposit — 1.2%

4,154,858	State Street Bank & Trust Euro Time Deposit, 0.01%, due 04/01/10	4,154,858

	TOTAL SHORT-TERM INVESTMENTS (COST $4,154,858)	4,154,858

	TOTAL INVESTMENTS — 100.4% (Cost $296,172,638)	359,130,902

	Other Assets and Liabilities (net) — (0.4)%	(1,343,426)

	NET ASSETS — 100.0%	$357,787,476

	Notes to Schedule of Investments:

	ADR — American Depository Receipt

	REIT — Real Estate Investment Trust

	* Non-income producing security.

See accompanying Notes to the Financial Statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
March 31, 2010

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	99.2
Short-Term Investments	1.2
Other Assets and Liabilities (net)	(0.4)

100.0%

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)
	COMMON STOCKS — 98.7%

	Advertising — 0.4%

22,630	Lamar Advertising Co. Class A*	777,341

	Aerospace & Defense — 1.6%

27,400	Aerovironment, Inc.*	715,414
10,680	Alliant Techsystems, Inc.*	868,284
66,700	BE Aerospace, Inc.*	2,031,015

		3,614,713

	Apparel — 1.5%

17,597	Guess ?, Inc.	826,707
19,310	Phillips-Van Heusen Corp.	1,107,622
16,940	Under Armour, Inc. Class A*	498,205
20,473	Warnaco Group (The), Inc.*	976,767

		3,409,301

	Auto Parts & Equipment — 0.1%

29,200	Amerigon, Inc. Class A*	295,212

	Banks — 0.8%

8,650	Credicorp, Ltd.	762,757
70,670	People’s United Financial, Inc.	1,105,279

		1,868,036

	Beverages — 0.8%

14,659	Central European Distribution Corp.*	513,212
27,380	Hansen Natural Corp.*	1,187,744

		1,700,956

	Biotechnology — 5.2%

58,820	Alexion Pharmaceuticals, Inc.*	3,198,043
71,250	Charles River Laboratories International, Inc.*	2,800,838
44,560	Halozyme Therapeutics, Inc.*	356,034
38,753	Illumina, Inc.*	1,507,492
24,770	Incyte Corp.*	345,789
41,912	Life Technologies Corp.*	2,190,740
3,940	Millipore Corp.*	416,064
35,300	Talecris Biotherapeutics Holdings Corp.*	703,176

		11,518,176

	Chemicals — 1.5%

8,397	Airgas, Inc.	534,217
37,500	Celanese Corp.	1,194,375

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)
	Chemicals — continued

25,463	Intrepid Potash, Inc.*	772,293
37,174	RPM International, Inc.	793,293

		3,294,178

	Coal — 2.6%

17,847	Alpha Natural Resources, Inc.*	890,387
42,270	Consol Energy, Inc.	1,803,238
57,250	Massey Energy Co.	2,993,603

		5,687,228

	Commercial Services — 6.9%

37,734	Alliance Data Systems Corp.*	2,414,599
6,410	Capella Education Co.*	595,104
27,230	Coinstar, Inc.*	884,975
17,025	DeVry, Inc.	1,110,030
19,774	Euronet Worldwide, Inc.*	364,435
69,160	Genpact, Ltd.*	1,159,813
54,050	Healthcare Services Group	1,210,179
60,560	Iron Mountain, Inc.	1,659,344
13,155	Manpower, Inc.	751,414
68,075	Navigant Consulting, Inc.*	825,750
32,920	Quanta Services, Inc.*	630,747
45,520	Ritchie Bros Auctioneers, Inc.	980,045
25,104	Robert Half International, Inc.	763,915
43,589	Sotheby’s	1,355,182
18,520	Verisk Analytics, Inc. Class A*	522,264

		15,227,796

	Computers — 1.0%

158,100	Brocade Communications Systems, Inc.*	902,751
32,396	MICROS Systems, Inc.*	1,065,180
44,950	Palm, Inc.*	169,012

		2,136,943

	Cosmetics & Personal Care — 0.2%

11,600	Physicians Formula Holdings, Inc.*	28,420
56,000	Skilled Healthcare Group, Inc. Class A*	345,520

		373,940

	Distribution & Wholesale — 1.6%

20,367	Fastenal Co.	977,412
36,028	LKQ Corp.*	731,368
10,546	Watsco, Inc.	599,857
35,800	WESCO International, Inc.*	1,242,618

		3,551,255

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)

	Diversified Financial Services — 4.0%

19,032	Affiliated Managers Group, Inc.*	1,503,528
20,000	Eaton Vance Corp.	670,800
35,670	Evercore Partners, Inc. Class A	1,070,100
6,798	Greenhill & Co., Inc.	558,048
6,588	IntercontinentalExchange, Inc.*	739,042
10,840	Oppenheimer Holdings, Inc. Class A	276,528
99,320	SLM Corp.*	1,243,486
124,870	TradeStation Group, Inc.*	875,339
53,937	Waddell & Reed Financial, Inc. Class A	1,943,890

		8,880,761

	Electrical Components & Equipment — 1.1%

30,150	Ametek, Inc.	1,250,019
17,650	Energizer Holdings, Inc.*	1,107,714

		2,357,733

	Electronics — 3.6%

69,730	Amphenol Corp. Class A	2,941,909
39,730	Cogent, Inc.*	405,246
12,900	Dolby Laboratories, Inc. Class A*	756,843
33,000	FLIR Systems, Inc.*	930,600
36,300	Gentex Corp.	704,946
23,575	Sensata Technologies Holding NV*	423,407
69,170	Sonic Solutions, Inc.*	648,123
33,585	Woodward Governor Co.	1,074,048

		7,885,122

	Engineering & Construction — 0.9%

21,679	McDermott International, Inc.*	583,599
13,690	Mistras Group, Inc.*	136,763
25,733	URS Corp.*	1,276,614

		1,996,976

	Entertainment — 0.7%

11,853	Bally Technologies, Inc.*	480,521
75,750	Scientific Games Corp. Class A*	1,066,560

		1,547,081

	Environmental Control — 1.8%

131,060	Energy Recovery, Inc.*	825,678
25,634	Nalco Holding Co.	623,675
11,630	Stericycle, Inc.*	633,835
52,720	Waste Connections, Inc.*	1,790,371

		3,873,559

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)

	Food — 1.1%

31,118	Ralcorp Holdings, Inc.*	2,109,178
60,780	Smart Balance, Inc.*	393,854

		2,503,032

	Forest Products & Paper — 0.3%

15,670	Schweitzer-Mauduit International, Inc.	745,265

	Hand & Machine Tools — 0.5%

37,810	Kennametal, Inc.	1,063,217

	Health Care - Products — 3.5%

75,480	Bruker Corp.*	1,105,782
14,400	CareFusion Corp.*	380,592
29,340	Henry Schein, Inc.*	1,728,126
5,500	Hill-Rom Holdings, Inc.	149,655
41,115	IDEXX Laboratories, Inc.*	2,366,168
22,811	Inverness Medical Innovations, Inc.*	888,489
35,610	Natus Medical, Inc.*	566,555
9,942	Techne Corp.	633,206

		7,818,573

	Health Care - Services — 3.1%

46,448	Brookdale Senior Living, Inc.*	967,512
26,500	DaVita, Inc.*	1,680,100
27,400	HealthSouth Corp.*	512,380
28,928	ICON Plc, Sponsored ADR*	763,699
14,100	Mettler-Toledo International, Inc.*	1,539,720
22,998	Pediatrix Medical Group, Inc.*	1,338,254

		6,801,665

	Home Builders — 0.2%

15,042	Thor Industries, Inc.	454,419

	Home Furnishings — 0.6%

10,760	DTS, Inc.*	366,270
9,780	Harman International Industries, Inc.*	457,509
19,632	Tempur-Pedic International, Inc.*	592,101

		1,415,880

	Household Products & Wares — 0.6%

18,200	Church & Dwight Co., Inc.	1,218,490

	Housewares — 0.2%

29,120	Newell Rubbermaid, Inc.	442,624

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)

	Insurance — 0.1%

20,921	Primerica, Inc.*	313,815

	Internet — 5.2%

4,350	Blue Nile, Inc.*	239,337
41,900	Check Point Software Technologies *	1,469,014
56,882	Ctrip.com International, Ltd., ADR*	2,229,774
57,307	Cybersource Corp.*	1,010,896
20,236	Equinix, Inc.*	1,969,772
12,533	F5 Networks, Inc.*	770,905
25,010	GSI Commerce, Inc.*	692,027
19,500	McAfee, Inc.*	782,535
17,710	NetFlix, Inc.*	1,305,935
7,126	SINA Corp.*	268,579
30,350	VeriSign, Inc.*	789,404

		11,528,178

	Iron & Steel — 0.5%

21,346	AK Steel Holding Corp.	487,970
29,054	Steel Dynamics, Inc.	507,573

		995,543

	Leisure Time — 0.6%

24,150	Life Time Fitness, Inc.*	678,615
13,100	WMS Industries, Inc.*	549,414

		1,228,029

	Lodging — 0.3%

21,290	Choice Hotels International, Inc.	741,105

	Machinery - Construction & Mining — 0.9%

5,357	Bucyrus International, Inc.	353,508
27,366	Joy Global, Inc.	1,548,916

		1,902,424

	Machinery - Diversified — 3.0%

20,794	AGCO Corp.*	745,881
93,039	IDEX Corp.	3,079,591
9,730	Rockwell Automation, Inc.	548,383
29,515	Roper Industries, Inc.	1,707,148
12,437	Wabtec Corp.	523,846

		6,604,849

	Media — 0.6%

39,400	Discovery Communications, Inc.*	1,331,326

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)

	Metal Fabricate & Hardware — 0.3%

35,749	Sims Metal Management, Ltd., Sponsored ADR	702,110

	Mining — 0.9%

9,170	Compass Minerals International, Inc.	735,709
92,809	Thompson Creek Metals Co., Inc.*	1,255,706

		1,991,415

	Miscellaneous - Manufacturing — 1.2%

29,120	Actuant Corp. Class A	569,296
23,600	Crane Co.	837,800
6,122	SPX Corp.	406,011
34,820	STR Holdings, Inc.*	818,270

		2,631,377

	Oil & Gas — 3.6%

94,350	Denbury Resources, Inc.*	1,591,684
31,300	Ensco Plc, Sponsored ADR	1,401,614
31,206	Foster Wheeler AG*	846,931
45,650	PetroHawk Energy Corp.*	925,782
80,630	Rex Energy Corp.*	918,376
29,017	Whiting Petroleum Corp.*	2,345,734

		8,030,121

	Oil & Gas Services — 2.8%

16,700	Core Laboratories NV	2,184,360
16,150	Dresser-Rand Group, Inc.*	507,433
18,520	Dril-Quip, Inc.*	1,126,757
54,100	Exterran Holdings, Inc.*	1,307,597
39,746	Helix Energy Solutions Group, Inc.*	517,890
41,577	Tetra Technologies, Inc.*	508,071

		6,152,108

	Packaging & Containers — 0.6%

45,050	Crown Holdings, Inc.*	1,214,548

	Pharmaceuticals — 3.1%

53,660	Amylin Pharmaceuticals, Inc.*	1,206,813
4,430	Cephalon, Inc.*	300,265
147,675	Elan Corp. Plc, Sponsored ADR*	1,119,376
37,730	Eurand NV*	425,594
35,097	Mylan, Inc.*	797,053
19,630	Patterson Cos., Inc.	609,512
100,925	Santarus, Inc.*	542,977
27,030	Shire Plc, ADR	1,782,899

		6,784,489

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)

	Real Estate — 0.8%

116,230	CB Richard Ellis Group, Inc. Class A*	1,842,246

	Retail — 5.8%

73,300	American Eagle Outfitters, Inc.	1,357,516
12,430	Buffalo Wild Wings, Inc.*	598,007
68,249	Dick’s Sporting Goods, Inc.*	1,781,981
67,980	GameStop Corp. Class A*	1,489,442
44,300	Hibbett Sports, Inc.*	1,133,194
11,235	MSC Industrial Direct Co., Inc Class A	569,839
23,925	O’Reilly Automotive, Inc.*	997,912
127,036	OfficeMax, Inc.*	2,085,931
42,970	Petsmart, Inc.	1,373,321
14,800	Rue21, Inc.*	513,116
40,510	Texas Roadhouse, Inc. Class A*	562,684
7,760	Tiffany & Co.	368,523

		12,831,466

	Semiconductors — 6.6%

64,250	Altera Corp.	1,561,917
23,980	Cavium Networks, Inc.*	596,143
3,175	Cree, Inc.*	222,948
59,910	Formfactor, Inc.*	1,064,002
31,330	Hittite Microwave Corp.*	1,377,580
33,135	International Rectifier Corp.*	758,791
46,780	Intersil Corp. Class A	690,473
14,733	Lam Research Corp.*	549,836
19,790	Linear Technology Corp.	559,661
235,400	LSI Corp.*	1,440,648
33,800	Maxim Integrated Products, Inc.	655,382
33,317	Microsemi Corp.*	577,717
35,577	National Semiconductor Corp.	514,088
30,700	Novellus Systems, Inc.*	767,500
85,000	ON Semiconductor Corp.*	680,000
59,381	PMC-Sierra, Inc.*	529,678
43,167	QLogic Corp.*	876,290
24,872	Varian Semiconductor Equipment Associates, Inc.*	823,761
16,700	Xilinx, Inc.	425,850

		14,672,265

	Software — 7.9%

30,982	Allscripts-Misys Healthcare Solutions, Inc.*	606,008
31,242	ANSYS, Inc.*	1,347,780
17,182	ArcSight, Inc.*	483,673
36,125	BMC Software, Inc.*	1,372,750
24,000	Citrix Systems, Inc.*	1,139,280
12,508	Concur Technologies, Inc.*	512,953
55,720	Emdeon, Inc. Class A*	920,494

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)
	Software — continued

37,325	Global Payments, Inc.	1,700,154
33,560	Medassets, Inc.*	704,760
57,703	MSCI, Inc. Class A*	2,083,078
108,650	Nuance Communications, Inc.*	1,807,936
8,790	Rosetta Stone, Inc.*	209,026
18,000	Salesforce.com, Inc.*	1,340,100
33,164	SolarWinds, Inc.*	718,332
40,039	SuccessFactors, Inc.*	762,343
66,918	VeriFone Holdings, Inc.*	1,352,413
13,166	Verint Systems, Inc.*	322,567

		17,383,647

	Telecommunications — 6.2%

29,640	ADTRAN, Inc.	781,014
55,802	Aruba Networks, Inc.*	762,255
32,200	Calix, Inc.*	433,090
118,112	Comverse Technology, Inc.*	980,330
31,580	DigitalGlobe, Inc.*	882,661
25,640	IPG Photonics Corp.*	379,472
6,316	Millicom International Cellular SA	563,071
42,042	NICE Systems, Ltd., Sponsored ADR*	1,334,834
39,889	NII Holdings, Inc. Class B*	1,661,776
25,100	Polycom, Inc.*	767,558
91,103	SBA Communications Corp.*	3,286,085
30,399	Tekelec *	552,046
73,440	tw telecom, Inc. Class A*	1,332,936

		13,717,128

	Transportation — 1.3%

40,200	Echo Global Logistics, Inc.*	518,982
20,464	Genesee & Wyoming, Inc. Class A*	698,232
26,783	Knight Transportation, Inc.	564,853
25,550	Landstar System, Inc.	1,072,589

		2,854,656

	TOTAL COMMON STOCKS (COST $176,294,787)	217,912,317

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 2.1%

	Bank Deposits — 2.1%

4,604,909	State Street Bank & Trust Euro Time Deposit, 0.01%, due 04/01/10	4,604,909

	TOTAL SHORT-TERM INVESTMENTS (COST $4,604,909)	4,604,909

	TOTAL INVESTMENTS — 100.8% (Cost $180,899,696)	222,517,226

	Other Assets and Liabilities (net) — (0.8)%	(1,852,114)

	NET ASSETS — 100.0%	$220,665,112

	Notes to Schedule of Investments:

	ADR — American Depository Receipt

	* Non-income producing security.

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
March 31, 2010

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	98.7
Short-Term Investments	2.1
Other Assets and Liabilities (net)	(0.8)

100.0%

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)
	COMMON STOCKS — 98.7%

	Aerospace & Defense — 0.1%

6,300	Esterline Technologies Corp.*	311,409

	Agriculture — 0.2%

9,500	Andersons (The), Inc.	318,060
2,100	Universal Corp.	110,649

		428,709

	Airlines — 0.2%

1,000	Alaska Air Group, Inc.*	41,230
45,800	Republic Airways Holdings, Inc.*	271,136
16,700	Skywest, Inc.	238,476

		550,842

	Apparel — 0.9%

31,675	Phillips-Van Heusen Corp.	1,816,878
5,900	Timberland Co. (The) Class A*	125,906

		1,942,784

	Auto Manufacturers — 0.7%

30,550	Navistar International Corp.*	1,366,502
3,000	Oshkosh Corp.*	121,020

		1,487,522

	Auto Parts & Equipment — 0.6%

5,700	Exide Technologies*	32,775
15,275	Lear Corp.*	1,212,071
9,300	Superior Industries International, Inc.	149,544

		1,394,390

	Banks — 7.0%

15,100	Associated Banc-Corp.	208,380
32,760	BancorpSouth, Inc.	686,650
9,100	Bank Mutual Corp.	59,150
21,670	Bank of Hawaii Corp.	974,066
8,300	BOK Financial Corp.	435,252
12,400	Cathay General Bancorp	144,460
43,900	Central Pacific Financial Corp.*	73,752
1,500	Chemical Financial Corp.	35,430
208,670	Citizens Republic Bancorp, Inc.*	246,231
2,300	City Holding Co.	78,867
34,200	Comerica, Inc.	1,300,968
17,728	Commerce Bancshares, Inc.	729,330
4,300	Cullen/Frost Bankers, Inc.	239,940
10,000	CVB Financial Corp.	99,300

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)
	Banks — continued

59,500	Fifth Third Bancorp	808,605
900	First Citizens BancShares, Inc. Class A	178,884
19,103	First Horizon National Corp.*	268,399
73,800	Fulton Financial Corp.	752,022
34,200	International Bancshares Corp.	786,258
24,600	KeyCorp	190,650
22,100	Marshall & Ilsley Corp.	177,905
27,700	Northwest Bancshares, Inc.	325,198
36,900	Oriental Financial Group	498,150
29,400	Pacific Capital Bancorp NA*	53,214
1,400	Park National Corp.	87,234
82,479	People’s United Financial, Inc.	1,289,971
128,700	Popular, Inc.*	374,517
12,600	Prosperity Bancshares, Inc.	516,600
8,970	Republic Bancorp, Inc. Class A	168,995
330,357	South Financial Group (The), Inc.	228,376
54,300	Sterling Bancshares, Inc.	302,994
49,494	Sterling Financial Corp.*	28,212
4,200	Synovus Financial Corp.	13,818
14,100	TCF Financial Corp.	224,754
54,900	Texas Capital Bancshares, Inc.*	1,042,551
6,600	Trustmark Corp.	161,238
12,665	UMB Financial Corp.	514,199
13,300	United Bankshares, Inc.	348,726
5,500	WesBanco, Inc.	89,430
139,300	Western Alliance Bancorp*	792,617
3,400	Zions BanCorp	74,188

		15,609,481

	Beverages — 0.3%

5,760	Cia Cervecerias Unidas SA, ADR	216,058
4,402	Coca-Cola Bottling Co. Consolidated	258,221
9,300	Constellation Brands, Inc. Class A*	152,892
6,115	National Beverage Corp.	67,999

		695,170

	Biotechnology — 0.6%

19,400	Life Technologies Corp.*	1,014,038
12,840	Martek Biosciences Corp.*	289,028

		1,303,066

	Building Materials — 1.2%

20,500	Apogee Enterprises, Inc.	324,105
8,700	Armstrong World Industries, Inc.*	315,897
18,500	Comfort Systems USA, Inc.	231,065
17,863	Gibraltar Industries, Inc.*	225,252
13,940	NCI Building Systems, Inc.*	153,898

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)
	Building Materials — continued

34,300	Owens Corning, Inc.*	872,592
22,100	Quanex Building Products Corp.	365,313
3,100	Universal Forest Products, Inc.	119,412

		2,607,534

	Chemicals — 2.3%

24,600	A. Schulman, Inc.	601,962
5,100	Airgas, Inc.	324,462
9,800	Cabot Corp.	297,920
26,700	Celanese Corp.	850,395
5,500	CF Industries Holdings, Inc.	501,490
12,900	Eastman Chemical Co.	821,472
3,000	Huntsman Corp.	36,150
10,250	Intrepid Potash, Inc.*	310,882
6,300	OM Group, Inc.*	213,444
76,400	PolyOne Corp.*	782,336
610	Stepan Co.	34,093
1,500	Terra Industries, Inc.	68,640
11,700	WR Grace & Co.*	324,792

		5,168,038

	Coal — 0.6%

25,350	Alpha Natural Resources, Inc.*	1,264,712

	Commercial Services — 4.3%

8,750	Administaff, Inc.	186,725
72,100	Advance America Cash Advance Centers, Inc.	419,622
3,400	Albany Molecular Research, Inc.*	28,390
25,600	AMN Healthcare Services, Inc.*	225,280
2,810	Chemed Corp.	152,808
4,400	Consolidated Graphics, Inc.*	182,204
35,900	Convergys Corp.*	440,134
11,630	Corporate Executive Board Co. (The)	309,242
8,400	CRA International, Inc.*	192,528
8,400	Emergency Medical Services Corp. Class A*	475,020
24,175	Equifax, Inc.	865,465
7,440	Forrester Research, Inc.*	223,721
35,740	Geo Group (The), Inc.*	708,367
8,655	Hewitt Associates, Inc. Class A*	344,296
18,610	Hillenbrand, Inc.	409,234
13,137	Ituran Location and Control, Ltd.	209,141
125,543	Jackson Hewitt Tax Service, Inc.*	251,086
7,200	Kelly Services, Inc. Class A*	119,952
9,500	Kendle International, Inc.*	166,060
8,530	Korn/Ferry International*	150,554
21,240	Lincoln Educational Services Corp.*	537,372
25,000	Parexel International Corp.*	582,750

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)
	Commercial Services — continued

22,230	Pharmaceutical Product Development, Inc.	527,962
2,200	PHH Corp.*	51,854
37,360	Rent-A-Center, Inc.*	883,564
15,900	RR Donnelley & Sons Co.	339,465
10,600	SAIC, Inc.*	187,620
2,600	Service Corp. International	23,868
6,500	Steiner Leisure, Ltd.*	288,080
2,030	Viad Corp.	41,716

		9,524,080

	Computers — 1.0%

113,116	Brocade Communications Systems, Inc.*	645,892
20,600	Cogo Group, Inc.*	143,994
12,590	DST Systems, Inc.	521,856
3,600	Imation Corp.*	39,636
18,000	Lexmark International, Inc. Class A*	649,440
5,600	Teradata Corp.*	161,784

		2,162,602

	Cosmetics & Personal Care — 0.6%

6,800	Alberto-Culver Co.	177,820
65,230	Elizabeth Arden, Inc.*	1,174,140

		1,351,960

	Distribution & Wholesale — 1.8%

50,690	Ingram Micro, Inc. Class A*	889,610
11,600	Tech Data Corp.*	486,040
23,050	United Stationers, Inc.*	1,356,492
6,250	W.W. Grainger, Inc.	675,750
20,111	WESCO International, Inc.*	698,053

		4,105,945

	Diversified Financial Services — 2.8%

35,700	Ameriprise Financial, Inc.	1,619,352
90,450	Discover Financial Services	1,347,705
18,600	Investment Technology Group, Inc.*	310,434
13,800	Knight Capital Group, Inc. Class A*	210,450
29,700	MF Global Holdings, Ltd.*	239,679
32,500	Nelnet, Inc. Class A	603,200
7,950	Oppenheimer Holdings, Inc. Class A	202,804
31,300	Stifel Financial Corp.*	1,682,375

		6,215,999

	Electric — 4.1%

18,000	Avista Corp.	372,780
138,300	CMS Energy Corp.	2,138,118

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)
	Electric — continued

20,900	DTE Energy Co.	932,140
7,700	El Paso Electric Co.*	158,620
5,100	Integrys Energy Group, Inc.	241,638
14,000	MDU Resources Group, Inc.	302,120
84,600	Mirant Corp.*	918,756
7,100	Northeast Utilities	196,244
22,400	NorthWestern Corp.	600,544
25,400	NSTAR	899,668
47,800	NV Energy, Inc.	589,374
17,900	Pepco Holdings, Inc.	306,985
10,500	Pinnacle West Capital Corp.	396,165
6,810	Portland General Electric Co.	131,501
8,060	Unisource Energy Corp.	253,406
27,100	Unitil Corp.	630,075

		9,068,134

	Electrical Components & Equipment — 2.4%

35,925	Advanced Energy Industries, Inc.*	594,918
34,650	Belden, Inc.	951,489
10,200	Encore Wire Corp.	212,160
10,500	EnerSys*	258,930
10,426	General Cable Corp.*	281,502
61,900	GrafTech International, Ltd.*	846,173
23,400	Hubbell, Inc.	1,180,062
2,900	Insteel Industries, Inc.	31,001
45,800	Molex, Inc.	955,388

		5,311,623

	Electronics — 1.9%

39,212	Arrow Electronics, Inc.*	1,181,457
37,394	Avnet, Inc.*	1,121,820
10,600	Benchmark Electronics, Inc.*	219,844
34,554	Coherent, Inc.*	1,104,346
4,500	Methode Electronics, Inc.	44,550
3,500	PerkinElmer, Inc.	83,650
12,200	Thomas & Betts Corp.*	478,728
4,000	TTM Technologies, Inc.*	35,520
1,100	Varian, Inc.*	56,958

		4,326,873

	Energy-Alternate Sources — 0.0%

4,600	Covanta Holding Corp.*	76,636

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)

	Engineering & Construction — 0.5%

17,300	Emcor Group, Inc.*	426,099
13,300	KBR, Inc.	294,728
13,560	Tutor Perini Corp.*	294,930

		1,015,757

	Entertainment — 0.7%

22,365	International Speedway Corp. Class A	576,346
14,700	Penn National Gaming, Inc.*	408,660
24,000	Pinnacle Entertainment, Inc.*	233,760
15,700	Regal Entertainment Group Class A	275,849

		1,494,615

	Environmental Control — 0.1%

3,900	Mine Safety Appliances Co.	109,044
1,500	Waste Connections, Inc.*	50,940

		159,984

	Food — 3.7%

4,000	Chiquita Brands International, Inc.*	62,920
28,270	Dean Foods Co.*	443,556
80,100	Del Monte Foods Co.	1,169,460
29,800	Fresh Del Monte Produce, Inc.*	603,450
16,100	Hormel Foods Corp.	676,361
12,044	Industries Bachoco, S.A.B., Sponsored ADR	265,931
5,400	J&J Snack Foods Corp.	234,738
15,700	JM Smucker Co. (The)	946,082
4,200	Lancaster Colony Corp.	247,632
5,000	Nash Finch Co.	168,250
5,100	Ralcorp Holdings, Inc.*	345,678
37,490	Ruddick Corp.	1,186,184
21,700	Smithfield Foods, Inc.*	450,058
10,500	TreeHouse Foods, Inc.*	460,635
27,600	Tyson Foods, Inc. Class A	528,540
15,893	Village Super Market, Inc. Class A	445,481
6,300	Winn-Dixie Stores, Inc.*	78,687

		8,313,643

	Forest Products & Paper — 2.1%

207,700	Boise, Inc.*	1,273,201
43,320	Glatfelter	627,707
1,500	Potlatch Corp.	52,560
2,800	Rayonier, Inc.	127,204
14,850	Schweitzer-Mauduit International, Inc.	706,266
52,966	Temple-Inland, Inc.	1,082,095
89,376	Wausau Paper Corp.*	763,271

		4,632,304

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)

	Gas — 1.0%

6,000	AGL Resources, Inc.	231,900
6,700	Atmos Energy Corp.	191,419
17,110	Energen Corp.	796,128
6,900	New Jersey Resources Corp.	259,164
11,900	NiSource, Inc.	188,020
11,100	Southern Union Co.	281,607
8,200	UGI Corp.	217,628

		2,165,866

	Hand & Machine Tools — 1.0%

8,274	Lincoln Electric Holdings, Inc.	449,527
30,610	Stanley Black & Decker, Inc.	1,757,320

		2,206,847

	Health Care - Products — 1.4%

3,850	Haemonetics Corp.*	220,028
15,200	Hill-Rom Holdings, Inc.	413,592
26,800	Hologic, Inc.*	496,872
10,450	ICU Medical, Inc.*	360,002
16,400	Invacare Corp.	435,256
10,400	Kinetic Concepts, Inc.*	497,224
3,600	LCA-Vision, Inc.*	29,952
15,520	STERIS Corp.	522,403
4,200	Symmetry Medical, Inc.*	42,168
3,380	West Pharmaceutical Services, Inc.	141,791

		3,159,288

	Health Care - Services — 2.6%

6,800	Community Health Systems, Inc.*	251,124
6,000	Coventry Health Care, Inc.*	148,320
15,800	Gentiva Health Services, Inc.*	446,824
105,700	Health Management Associates, Inc. Class A*	909,020
5,600	Health Net, Inc.*	139,272
51,965	HealthSouth Corp.*	971,745
41,050	Kindred Healthcare, Inc.*	740,953
3,400	LifePoint Hospitals, Inc.*	125,052
8,300	Magellan Health Services, Inc.*	360,884
15,900	Molina Healthcare, Inc.*	400,203
4,230	National Healthcare Corp.	149,657
8,500	Res-Care, Inc.*	101,915
16,700	Sun Healthcare Group, Inc.*	159,318
17,000	Universal Health Services, Inc. Class B	596,530
6,700	WellCare Health Plans, Inc.*	199,660

		5,700,477

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)

	Home Builders — 0.7%

8,200	D.R. Horton, Inc.	103,320
8,800	MDC Holdings, Inc.	304,568
12,600	Meritage Homes Corp.*	264,600
42,950	Ryland Group, Inc.	963,798

		1,636,286

	Home Furnishings — 0.4%

8,500	Leggett & Platt, Inc.	183,940
7,975	Whirlpool Corp.	695,819

		879,759

	Household Products & Wares — 0.2%

1,200	American Greetings Corp. Class A	25,008
19,100	Central Garden and Pet Co. Class A*	174,956
2,500	Helen of Troy, Ltd.*	65,150
2,900	Jarden Corp.	96,541

		361,655

	Housewares — 0.3%

41,600	Newell Rubbermaid, Inc.	632,320

	Insurance — 10.0%

1,859	Alleghany Corp.*	540,731
22,450	Allied World Assurance Co. Holdings, Ltd.	1,006,882
18,100	American Financial Group, Inc.	514,945
200	American National Insurance Co.	22,708
2,100	American Physicians Capital, Inc.	67,095
10,100	Amtrust Financial Services, Inc.	140,895
2,700	Arch Capital Group, Ltd.*	205,875
9,500	Argo Group International Holdings, Ltd.	309,605
51,500	Aspen Insurance Holdings, Ltd.	1,485,260
26,850	Assurant, Inc.	923,103
8,200	Axis Capital Holdings, Ltd.	256,332
18,050	Cincinnati Financial Corp.	521,645
900	CNA Financial Corp.*	24,048
41,000	Conseco, Inc.*	255,020
3,600	Delphi Financial Group, Inc. Class A	90,576
15,070	eHealth, Inc.*	237,352
11,800	Endurance Specialty Holdings, Ltd.	438,370
61,700	Genworth Financial, Inc. Class A*	1,131,578
17,590	Hanover Insurance Group (The), Inc.	767,100
21,700	HCC Insurance Holdings, Inc.	598,920
22,700	Horace Mann Educators Corp.	341,862
34,520	Max Capital Group, Ltd.	793,615
6,000	Montpelier Re Holdings, Ltd.	100,860
7,055	Navigators Group, Inc.*	277,473
8,240	OneBeacon Insurance Group, Ltd. Class A	142,140

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)
	Insurance — continued

21,170	PartnerRe, Ltd.	1,687,672
93,600	Phoenix Cos. (The), Inc.*	226,512
12,400	Platinum Underwriters Holdings, Ltd.	459,792
4,000	Protective Life Corp.	87,960
38,540	Reinsurance Group of America, Inc.	2,024,121
4,600	RenaissanceRe Holdings, Ltd.	261,096
17,674	StanCorp Financial Group, Inc.	841,813
9,000	Torchmark Corp.	481,590
14,733	Tower Group, Inc.	326,631
5,400	Transatlantic Holdings, Inc.	285,120
1,000	Unitrin, Inc.	28,050
8,600	Universal American Corp.*	132,440
16,100	Unum Group	398,797
23,801	Validus Holdings, Ltd.	655,242
1,199	White Mountains Insurance Group, Ltd.	425,645
15,400	Willis Group Holdings Plc	481,866
35,980	WR Berkley Corp.	938,718
71,400	XL Capital, Ltd. Class A	1,349,460

		22,286,515

	Internet — 0.6%

5,100	Earthlink, Inc.	43,554
16,400	IAC/InterActiveCorp*	372,936
10,700	j2 Global Communications, Inc.*	250,380
93,460	TeleCommunication Systems, Inc. Class A*	685,062

		1,351,932

	Investment Companies — 0.2%

18,400	Allied Capital Corp.*	91,448
63,112	American Capital, Ltd.*	320,609
11,000	Apollo Investment Corp.	140,030

		552,087

	Iron & Steel — 1.7%

2,600	Carpenter Technology Corp.	95,160
13,750	Cliffs Natural Resources, Inc.	975,563
2,000	Olympic Steel, Inc.	65,300
53,202	Reliance Steel & Aluminum Co.	2,619,134

		3,755,157

	Lodging — 1.1%

7,000	Ameristar Casinos, Inc.	127,540
7,800	Boyd Gaming Corp.*	77,064
84,600	Wyndham Worldwide Corp.	2,176,758

		2,381,362

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)

	Machinery - Construction & Mining — 0.5%

17,600	Bucyrus International, Inc.	1,161,424

	Machinery - Diversified — 0.8%

1,400	Briggs & Stratton Corp.	27,300
1,800	Cascade Corp.	57,978
3,800	Chart Industries, Inc.*	76,000
18,722	Gardner Denver, Inc.	824,517
9,000	Middleby Corp.*	518,310
3,700	NACCO Industries, Inc. Class A	274,355

		1,778,460

	Media — 0.3%

29,050	Gannett Co., Inc.	479,906
2,600	Liberty Media Corp. — Capital Series A*	94,562
1,800	Scholastic Corp.	50,400

		624,868

	Metal Fabricate & Hardware — 1.6%

42,050	CIRCOR International, Inc.	1,396,480
11,100	Commercial Metals Co.	167,166
10,200	Haynes International, Inc.	362,406
2,600	Ladish Co., Inc.*	52,416
6,300	LB Foster Co. Class A*	182,007
17,200	Mueller Industries, Inc.	460,788
2,000	Northwest Pipe Co.*	43,700
33,050	Timken Co. (The)	991,831

		3,656,794

	Mining — 1.4%

73,000	Aurizon Mines, Ltd.	347,480
6,600	Coeur d’Alene Mines Corp.*	98,868
31,800	Globe Specialty Metals, Inc.*	355,842
51,000	Jaguar Mining, Inc.*	469,205
9,300	Kaiser Aluminum Corp.	358,701
224,616	Northgate Minerals Corp.*	673,848
16,350	Royal Gold, Inc.	755,534
10,600	US Gold Corp.*	28,620

		3,088,098

	Miscellaneous - Manufacturing — 3.6%

32,200	Aptargroup, Inc.	1,267,070
27,705	Brink’s Co. (The)	782,112
10,800	Ceradyne, Inc.*	245,052
33,100	Cooper Industries Plc	1,586,814
3,900	Crane Co.	138,450

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)
	Miscellaneous - Manufacturing — continued

42,100	Eastman Kodak Co.*	243,759
8,400	EnPro Industries, Inc.*	244,272
103,864	Griffon Corp.*	1,294,146
21,200	Harsco Corp.	677,128
2,200	Koppers Holdings, Inc.	62,304
22,200	Pentair, Inc.	790,764
2,600	SPX Corp.	172,432
1,800	Teleflex, Inc.	115,326
9,600	Tredegar Corp.	163,968
5,800	Trinity Industries, Inc.	115,768

		7,899,365

	Oil & Gas — 3.0%

13,800	Alon USA Energy, Inc.	100,050
8,200	Cimarex Energy Co.	486,916
2,100	Clayton Williams Energy, Inc.*	73,458
63,514	Denbury Resources, Inc.*	1,071,481
15,890	Frontier Oil Corp.	214,515
25,035	Newfield Exploration Co.*	1,303,072
8,800	Petroleum Development Corp.*	203,896
11,370	Provident Energy Trust	87,663
10,200	Rowan Cos., Inc.*	296,922
30,914	St. Mary Land & Exploration Co.	1,076,116
1,700	Stone Energy Corp.*	30,175
3,400	Sunoco, Inc.	101,014
20,900	Tesoro Corp.	290,510
55,100	Vaalco Energy, Inc.	272,194
28,100	Western Refining, Inc.*	154,550
11,300	Whiting Petroleum Corp.*	913,492

		6,676,024

	Oil & Gas Services — 1.2%

26,580	Acergy SA, Sponsored ADR	488,009
1,600	Basic Energy Services, Inc.*	12,336
9,950	BJ Services Co.	212,930
57,800	Cal Dive International, Inc.*	423,674
3,100	Matrix Service Co.*	33,356
26,325	Oil States International, Inc.*	1,193,575
2,300	SEACOR Holdings, Inc.*	185,518
7,100	Willbros Group, Inc.*	85,271

		2,634,669

	Packaging & Containers — 0.5%

12,814	Packaging Corp. of America	315,353
13,300	Pactiv Corp.*	334,894
2,900	Sealed Air Corp.	61,132

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)
	Packaging & Containers — continued

3,600	Silgan Holdings, Inc.	216,828
8,000	Sonoco Products Co.	246,320

		1,174,527

	Pharmaceuticals — 1.6%

52,200	Biovail Corp.	875,394
14,300	Endo Pharmaceuticals Holdings, Inc.*	338,767
56,200	Omnicare, Inc.	1,589,898
13,400	Par Pharmaceutical Cos., Inc.*	332,320
8,600	Watson Pharmaceuticals, Inc.*	359,222

		3,495,601

	Pipelines — 0.7%

13,210	National Fuel Gas Co.	667,766
3,300	ONEOK, Inc.	150,645
16,900	Questar Corp.	730,080

		1,548,491

	Real Estate — 0.6%

45,650	CB Richard Ellis Group, Inc. Class A*	723,552
9,880	FirstService Corp.*	225,857
37,240	Hilltop Holdings, Inc.*	437,570

		1,386,979

	REITS — 6.2%

2,000	Acadia Realty Trust REIT	35,720
1,900	Alexandria Real Estate Equities, Inc. REIT	128,440
9,900	AMB Property Corp. REIT	269,676
2,368	American Campus Communities, Inc. REIT	65,499
400	American Capital Agency Corp. REIT	10,240
8,200	Anworth Mortgage Asset Corp. REIT	55,268
7,756	Apartment Investment & Management Co. REIT Class A	142,788
4,800	BioMed Realty Trust, Inc. REIT	79,392
5,600	Brandywine Realty Trust REIT	68,376
3,000	Bre Properties, Inc. REIT	107,250
4,400	Camden Property Trust REIT	183,172
4,600	Capstead Mortgage Corp. REIT	55,016
129,991	CBL & Associates Properties, Inc. REIT	1,780,877
3,100	Cedar Shopping Centers, Inc. REIT	24,521
44,700	Chimera Investment Corp. REIT	173,883
4,600	Colonial Properties Trust REIT	59,248
3,800	Corporate Office Properties Trust REIT	152,494
4,937	Cousins Properties, Inc. REIT	41,026
10,400	DCT Industrial Trust, Inc. REIT	54,392
10,800	Developers Diversified Realty Corp. REIT	131,436
5,253	DiamondRock Hospitality Co. REIT*	53,108

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)
	REITS — continued

10,000	Douglas Emmett, Inc. REIT	153,700
12,900	Duke Realty Corp. REIT	159,960
52,350	DuPont Fabros Technology, Inc. REIT	1,130,237
2,800	Entertainment Properties Trust REIT	115,164
600	Equity Lifestyle Properties, Inc. REIT	32,328
2,700	Equity One, Inc. REIT	51,003
1,900	Essex Property Trust, Inc. REIT	170,905
4,900	Extra Space Storage, Inc. REIT	62,132
3,700	Federal Realty Invs Trust REIT	269,397
1,600	First Potomac Realty Trust REIT	24,048
3,500	Franklin Street Properties Corp. REIT	50,505
2,400	Hatteras Financial Corp. REIT	61,848
12,400	Health Care, Inc. REIT	560,852
3,400	Healthcare Realty Trust, Inc. REIT	79,186
3,600	Highwoods Properties, Inc. REIT	114,228
31,400	Home Properties, Inc. REIT	1,469,520
8,200	Hospitality Properties Trust REIT	196,390
14,700	HRPT Properties Trust REIT	114,366
2,000	Inland Real Estate Corp. REIT	18,300
4,500	Investors Real Estate Trust REIT	40,590
2,900	Kilroy Realty Corp. REIT	89,436
4,200	Lasalle Hotel Properties REIT	97,860
7,073	Lexington Realty Trust REIT	46,045
7,500	Liberty Property Trust REIT	254,550
1,300	LTC Properties, Inc. REIT	35,178
6,329	Macerich Co. (The) REIT	242,464
50,500	Mack-Cali Realty Corp. REIT	1,780,125
5,300	Medical Properties Trust, Inc. REIT	55,544
18,800	MFA Financial, Inc. REIT	138,368
1,000	Mid-America Apartment Communities, Inc. REIT	51,790
1,600	National Health Investors, Inc. REIT	62,016
6,600	National Retail Properties, Inc. REIT	150,678
1,900	Nationwide Health Properties, Inc. REIT	66,785
28,569	NorthStar Realty Finance Corp. REIT	120,275
5,400	Omega Healthcare Investors, Inc. REIT	105,246
1,000	Parkway Properties Inc. REIT	18,780
2,600	Post Properties, Inc. REIT	57,252
800	PS Business Parks, Inc. REIT	42,720
6,500	Realty Income Corp. REIT	199,485
4,500	Redwood Trust, Inc. REIT	69,390
6,100	Regency Centers Corp. REIT	228,567
7,700	Senior Housing Properties Trust REIT	170,555
5,200	SL Green Realty Corp. REIT	297,804
1,500	Sovran Self Storage, Inc. REIT	52,290
6,600	Sunstone Hotel Investors, Inc. REIT*	73,722
1,300	Tanger Factory Outlet Centers REIT	56,108
3,500	Taubman Centers, Inc. REIT	139,720
6,600	U-Store-It Trust REIT	47,520

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)
	REITS — continued

8,884	UDR, Inc. REIT	156,714
3,500	Washington Real Estate Investment Trust REIT	106,925
7,000	Weingarten Realty Investors REIT	150,920

		13,711,313

	Retail — 6.5%

13,100	Autonation, Inc.*	236,848
2,000	Barnes & Noble, Inc.	43,240
15,450	Big Lots, Inc.*	562,689
11,190	Bob Evans Farms, Inc.	345,883
70,769	Casey’s General Stores, Inc.	2,222,147
400	Collective Brands, Inc.*	9,096
11,760	Copart, Inc.*	418,656
21,230	Cracker Barrel Old Country Store, Inc.	984,647
21,450	Darden Restaurants, Inc.	955,383
1,700	Dillard’s, Inc. Class A	40,120
12,370	Dollar Tree, Inc.*	732,551
16,870	Dress Barn, Inc.*	441,319
5,400	DSW, Inc. Class A*	137,862
33,000	Finish Line (The) Class A	538,560
28,200	Foot Locker, Inc.	424,128
37,260	Fred’s, Inc. Class A	446,375
12,400	Haverty Furniture Cos., Inc.	202,368
17,000	HSN, Inc.*	500,480
14,200	Insight Enterprises, Inc.*	203,912
15,800	Jones Apparel Group, Inc.	300,516
43,600	Nu Skin Enterprises, Inc. Class A	1,268,760
6,870	OfficeMax, Inc.*	112,805
14,480	Papa John’s International, Inc.*	372,281
47,270	Petsmart, Inc.	1,510,749
10,300	Quiksilver, Inc.*	48,719
4,700	RadioShack Corp.	106,361
600	Red Robin Gourmet Burgers, Inc.*	14,664
1,570	Signet Jewelers, Ltd.*	50,774
6,100	Sonic Corp.*	67,405
7,000	Tractor Supply Co.	406,350
26,700	Williams-Sonoma, Inc.	701,943

		14,407,591

	Savings & Loans — 1.6%

9,700	Astoria Financial Corp.	140,650
144,200	First Niagara Financial Group, Inc.	2,050,524
55,600	Hudson City Bancorp, Inc.	787,296
27,800	Provident Financial Services, Inc.	330,820
16,700	TFS Financial Corp.	222,945

		3,532,235

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)

	Semiconductors — 1.8%

126,000	Micron Technology, Inc.*	1,309,140
1,300	Sigma Designs, Inc.*	15,249
174,800	Teradyne, Inc.*	1,952,516
14,800	Veeco Instruments, Inc.*	643,800

		3,920,705

	Software — 0.8%

2,900	Acxiom Corp.*	52,026
15,200	Broadridge Financial Solutions, Inc.	324,976
34,600	Compuware Corp.*	290,640
34,300	Informatica Corp.*	921,298
12,900	Quest Software, Inc.*	229,491

		1,818,431

	Telecommunications — 2.5%

12,186	3Com Corp.*	93,710
44,600	Amdocs, Ltd.*	1,342,906
25,000	Arris Group, Inc.*	300,250
700	Black Box Corp.	21,532
14,800	CenturyTel, Inc.	524,808
16,500	Cincinnati Bell, Inc.*	56,265
7,100	EchoStar Corp. Class A*	143,988
57,200	JDS Uniphase Corp.*	716,716
50,620	NTELOS Holdings Corp.	900,530
121,100	Qwest Communications International, Inc.	632,142
9,200	Telephone & Data Systems, Inc.	311,420
11,760	United States Cellular Corp.*	486,629

		5,530,896

	Textiles — 0.2%

6,600	G&K Services, Inc. Class A	170,808
4,005	UniFirst Corp.	206,258

		377,066

	Toys, Games & Hobbies — 0.1%

17,600	Jakks Pacific, Inc.*	229,680

	Transportation — 0.9%

7,275	American Commercial Lines, Inc.*	182,602
6,900	Atlas Air Worldwide Holdings, Inc.*	366,045
4,930	Bristow Group, Inc.*	186,009
23,200	DHT Maritime, Inc.	90,944
8,600	Frontline, Ltd.	263,418
1,600	Gulfmark Offshore, Inc.*	42,480
19,900	Horizon Lines, Inc.	108,256
3,400	Kansas City Southern*	122,978

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)
	Transportation — continued

20,600	Knightsbridge Tankers, Ltd.	348,964
2,300	Pacer International, Inc.*	13,846
1,200	Ryder System, Inc.	46,512
8,000	Teekay Corp.	181,920
6,100	Teekay Tankers, Ltd. Class A	76,677
1,500	Tidewater, Inc.	70,905

		2,101,556

	Trucking & Leasing — 0.2%

3,100	Aircastle, Ltd.	29,357
8,210	Amerco, Inc.*	445,721
1,600	GATX Corp.	45,840

		520,918

	Water — 0.2%

15,409	SJW Corp.	391,697

	TOTAL COMMON STOCKS (COST $185,875,223)	219,260,751

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.3%

	Bank Deposits — 1.3%

2,885,142	State Street Bank & Trust Euro Time Deposit, 0.01%, due 04/01/10	2,885,142

	TOTAL SHORT-TERM INVESTMENTS (COST $2,885,142)	2,885,142

	TOTAL INVESTMENTS — 100.0% (Cost $188,760,365)	222,145,893

	Other Assets and Liabilities (net) — (0.0)%	(43,552)

	NET ASSETS — 100.0%	$222,102,341

	Notes to Schedule of Investments:

	ADR — American Depository Receipt

	REIT — Real Estate Investment Trust

	* Non-income producing security.

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
March 31, 2010

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	98.7
Short-Term Investments	1.3
Other Assets and Liabilities (net)	—

100.0%

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)
	COMMON STOCKS — 96.7%

	Australia — 3.7%

122,913	Austria & New Zealand Banking Group, Ltd.	2,861,004
294,129	BGP Holdings Plc****	—
194,237	BHP Billiton, Ltd.	7,771,241
330,585	BlueScope Steel, Ltd.*	882,974
18,084	Caltex Australia, Ltd.	187,728
572,702	Charter Hall Office REIT	149,812
69,885	Commonwealth Bank of Australia	3,610,662
126,275	CSL, Ltd.	4,222,291
277,767	Dexus Property Group REIT	206,508
63,745	Foster’s Group, Ltd.	309,509
601,691	Goodman Group REIT	361,732
1,471,818	GPT Group REIT	776,772
336,978	ING Office Fund REIT	180,938
144,636	Insurance Australia Group, Ltd.	515,086
60,973	Lend Lease Group	484,649
31,035	Macquarie Group, Ltd.	1,345,938
309,603	Mirvac Group	419,149
134,105	National Australia Bank, Ltd.	3,387,388
178,361	Qantas Airways, Ltd.*	464,932
312,236	Stockland	1,143,477
58,080	Suncorp-Metway, Ltd.	455,256
44,921	Tabcorp Holdings, Ltd.	284,492
642,465	Telstra Corp., Ltd.	1,763,162
167,307	Westpac Banking Corp.	4,275,185
39,668	Woodside Petroleum, Ltd.	1,707,594
33,622	Woolworths, Ltd.	864,078

	Total Australia	38,631,557

	Austria — 0.6%

10,684	Erste Group Bank AG	449,598
565	Flughafen Wien AG	28,149
35,976	OMV AG	1,352,305
83,161	Vienna Insurance Group	4,399,731

	Total Austria	6,229,783

	Belgium — 1.2%

113,579	Anheuser-Busch InBev NV	5,731,633
10,478	Belgacom SA	410,021
2,614	Colruyt SA	644,618
9,884	Delhaize Group	795,755
105,263	Dexia*	628,977
207,475	Fortis SA*	740,016
34,606	Groupe Bruxelles Lambert SA	3,063,315
18,302	Nyrstar*	271,913

	Total Belgium	12,286,248

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)

	Bermuda — 1.1%

153,400	Catlin Group, Ltd.	838,159
312,933	Esprit Holdings, Ltd.	2,470,513
64,200	Golden Ocean Group, Ltd.*	122,112
214,476	Hiscox, Ltd.	1,088,583
32,766	Lancashire Holdings, Ltd.	239,269
898,000	Li & Fung, Ltd.	4,412,109
109,000	Noble Group, Ltd.	238,575
337,000	Pacific Basin Shipping, Ltd.	267,354
25,100	Seadrill, Ltd.	585,668
14,781	Signet Jewelers, Ltd.*	471,968
309,500	SmarTone Telecommunications Holding, Ltd.	316,487
111,000	Yue Yuen Industrial Holdings	385,978

	Total Bermuda	11,436,775

	Brazil — 1.4%

163,344	Banco do Brasil SA	2,732,010
23,010	Cia de Concessoes Rodoviarias	509,141
10,000	Cia Siderurgica Nacional SA, Sponsored ADR	399,300
162,100	Cielo SA	1,521,362
27,300	Companhia Energetica de Minas Gerais, Sponsored ADR	454,272
27,600	Natura Cosmeticos SA	558,279
125,900	Petroleo Brasileiro SA, Sponsored ADR	4,984,381
91,518	Redecard SA	1,687,086
23,656	Souza Cruz SA	821,803
20,600	Vale SA, Sponsored ADR	663,114

	Total Brazil	14,330,748

	Canada — 2.1%

24,400	Bank of Montreal	1,482,687
135,490	Bombardier, Inc. Class B	831,997
150,522	Cameco Corp.	4,125,984
11,273	Canadian Imperial Bank of Commerce	824,461
105,172	Encana Corp.	3,275,773
7,900	First Quantum Minerals, Ltd.	650,735
10,209	Industrial Alliance Insurance and Financial Services, Inc.	357,315
11,600	Magna International, Inc. Class A*	718,604
10,400	Metro, Inc. Class A	431,663
24,785	National Bank of Canada	1,510,723
71,284	Nexen, Inc.	1,765,676
17,500	Royal Bank of Canada	1,025,282
33,488	Sun Life Financial, Inc.	1,078,363
45,011	Suncor Energy, Inc.	1,465,392
30,200	Teck Resources, Ltd. Class B*	1,317,185
11,400	Toronto-Dominion Bank	850,604

	Total Canada	21,712,444

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)

	Cayman Islands — 0.4%

19,000	Netease.com, Inc., ADR*	673,930
190,600	Tencent Holdings, Ltd.	3,824,421

	Total Cayman Islands	4,498,351

	China — 0.5%

4,441,000	China Construction Bank Class H	3,637,586
446,670	Yanzhou Coal Mining Co., Ltd.	1,071,129

	Total China	4,708,715

	Denmark — 1.1%

22,575	Carlsberg AS Class B	1,898,107
70,613	Danske Bank AS*	1,740,330
69,703	Novo Nordisk AS	5,418,487
43,971	Vestas Wind Systems AS*	2,393,594

	Total Denmark	11,450,518

	Egypt — 0.5%

42,133	Commercial International Bank	497,852
11,198	Eastern Tobacco	253,979
7,677	Egyptian Co. for Mobile Services	299,230
59,500	Orascom Construction Industries, GDR	2,832,795
17,340	Orascom Construction Industries	831,098

	Total Egypt	4,714,954

	Finland — 1.4%

198,665	Fortum OYJ	4,868,212
11,547	Metso OYJ	373,576
23,379	Neste Oil OYJ	408,396
454,098	Nokia OYJ	7,084,490
22,793	Outokumpu OYJ	501,170
9,026	Rautaruukki OYJ	195,409
17,342	Sampo OYJ Class A	460,862
18,906	Tieto OYJ	438,470

	Total Finland	14,330,585

	France — 9.0%

8,431	Air Liquide	1,013,941
168,738	AXA SA	3,760,419
182,096	BNP Paribas	14,009,962
35,000	Bouygues SA	1,762,683
16,826	Casino Guichard Perrachon SA	1,426,368
9,209	CFAO SA*	343,790
45,969	Cie de Saint-Gobain	2,214,342
197,414	Credit Agricole SA	3,461,885
5,750	Dassault Systemes SA	340,739
29,353	Electricite de France	1,604,588

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)
	France — continued

13,294	Essilor International	850,298
6,088	Euler Hermes SA	454,719
138,006	France Telecom SA	3,308,025
8,273	GDF Suez	320,154
32,808	Groupe Danone SA	1,979,905
4,446	Hermes International	618,733
22,000	Klepierre REIT	865,659
8,730	L’Oreal	919,726
25,141	Lagardere S.C.A.	1,019,187
37,264	Legrand SA	1,179,368
40,060	LVMH Moet Hennessy Louis Vuitton SA	4,690,915
54,208	Natixis*	293,029
21,499	Neopost SA	1,721,272
7,985	Nexans SA	681,872
26,863	Peugeot SA*	792,393
5,566	PPR	742,365
27,149	Renault SA*	1,274,715
26,392	Rhodia SA*	547,807
207,399	Sanofi-Aventis	15,488,051
4,484	Schneider Electric SA	526,884
78,173	Societe Generale	4,925,452
23,360	Soitec*	360,652
133,979	Technicolor*	195,246
18,159	Technip SA	1,479,170
198,978	Total SA	11,571,807
4,600	Valeo SA*	164,476
6,969	Vallourec	1,407,862
185,804	Vivendi SA	4,981,715
8,007	Wendel	477,737

	Total France	93,777,911

	Germany — 5.3%

6,471	Adidas AG	346,734
12,460	Aixtron AG	448,887
31,532	Allianz AG	3,960,678
10,023	Aurubis AG	517,463
29,707	BASF AG	1,845,824
81,363	Bayer AG	5,513,419
57,302	Bayerische Motoren Werke AG	2,650,157
1,366	Bilfinger Berger AG	91,299
3,202	Demag Cranes AG*	112,453
111,277	Deutsche Bank AG	8,586,941
84,628	Deutsche Post AG	1,470,882
31,879	Deutsche Telekom AG	432,864
75,081	Deutsche Wohnen AG*	762,753
146,466	E.ON AG	5,417,334
20,541	Hannover Rueckversicherung AG*	1,016,149

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)
	Germany — continued

22,433	Heidelberger Druckmaschinen AG*	161,757
2,214	Hochtief AG	186,396
214,330	Infineon Technologies AG*	1,490,360
22,956	Kloeckner & Co. SE*	679,787
9,703	Lanxess AG	447,900
48,666	Linde AG	5,817,183
13,631	Merck Kgaa	1,106,646
12,848	MTU Aero Engines Holding AG	748,843
20,929	Muenchener Rueckver AG	3,402,530
26,300	Rhoen Klinikum AG	674,365
13,892	RWE AG	1,233,100
8,911	Salzgitter AG	828,710
47,766	SAP AG	2,317,709
6,073	Software AG	724,526
20,533	Suedzucker AG	453,977
33,777	Symrise AG	805,755
43,961	Thyssenkrupp AG	1,514,155

	Total Germany	55,767,536

	Greece — 0.8%

154,383	Coca Cola Hellenic Bottling Co. SA	4,169,555
175,571	National Bank of Greece SA*	3,539,719
5,067	OPAP SA	115,183

	Total Greece	7,824,457

	Hong Kong — 0.9%

1,729,800	China Resources Power Holdings Co., Ltd.	3,702,561
373,830	China Unicom Hong Kong, Ltd.	421,267
218,000	CLP Holdings, Ltd.	1,558,206
94,359	Dah Sing Financial Holdings, Ltd.*	516,473
171,500	Hongkong Electric Holdings	1,017,113
594,903	New World Development, Ltd.	1,163,036
1,534,000	Shougang Concord International Enterprises Co., Ltd.	324,000
754,000	Singamas Container Holdings, Ltd.*	135,948
24,000	Sun Hung Kai Properties, Ltd.	361,018

	Total Hong Kong	9,199,622

	India — 0.6%

51,993	Bank of India	392,597
5,900	Infosys Technologies, Ltd., Sponsored ADR	347,215
30,831	Jindal Steel & Power, Ltd.	482,844
50,964	Punjab National Bank	1,149,655
77,050	Reliance Industries, Ltd., GDR 144A	3,713,810

	Total India	6,086,121

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)

	Indonesia — 0.3%

1,182,900	Bank Mandiri	695,479
491,100	Indofood Sukses Makmur Tbk PT	203,737
22,910	PT Telekomunikasi Indonesia, Sponsored ADR	819,262
477,400	Semen Gresik Persero Tbk PT	382,990
182,500	Tambang Batubara Bukit Asam Tbk PT	348,975
215,183	United Tractors Tbk PT	433,937

	Total Indonesia	2,884,380

	Ireland — 0.6%

35,009	C&C Group Plc	158,502
37,329	CRH Plc (Dublin Exchange)	933,927
15,434	DCC Plc	400,968
166,733	Ryanair Holdings Plc, Sponsored ADR*	4,530,135
56,097	Smurfit Kappa Group Plc*	468,333

	Total Ireland	6,491,865

	Israel — 0.8%

263,748	Bezeq Israeli Telecommunication Corp., Ltd.	748,925
4,500	Cellcom Israel, Ltd.	153,765
8,681	Delek Automotive Systems, Ltd.	108,094
65,696	Israel Chemicals, Ltd.	889,165
93,548	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	5,901,008

	Total Israel	7,800,957

	Italy — 2.9%

18,222	Ansaldo STS Spa	373,541
11,746	Atlantia Spa	274,640
15,428	Azimut Holding Spa	195,709
95,006	Banca Popolare di Milano Scarl	591,020
96,642	Bulgari Spa	788,520
496,479	Enel Spa	2,781,192
460,919	ENI Spa	10,833,135
16,641	Fiat Spa (MIL Exchange)*	217,063
29,287	Mediaset Spa	252,036
22,188	Milano Assicurazioni Spa	63,047
283,548	Parmalat Spa	777,888
20,865	Saipem Spa	808,859
122,029	Snam Rete Gas Spa	619,603
1,629,163	Telecom Italia Spa	2,349,911
1,322,231	Telecom Italia Spa-RNC	1,493,907
58,361	Terna Rete Elettrica Nazionale Spa	252,896
2,476,865	UniCredito Italiano Spa*	7,331,285
52,646	Unione di Banche Italiane SCPA	711,640

	Total Italy	30,715,892

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)

	Japan — 20.4%

20,000	Advantest Corp.	500,428
107,556	Aeon Co., Ltd.	1,221,285
56,100	Aiful Corp.*	82,253
23,000	Air Water, Inc.	263,378
70,200	Alps Electric Co., Ltd.*	484,578
64,900	Asahi Breweries, Ltd.	1,217,570
98,000	Asahi Glass Co., Ltd.	1,104,388
43,900	Astellas Pharma, Inc.	1,590,341
15,500	Canon, Inc.	718,268
74,294	Chiba Bank, Ltd. (The)	444,460
7,500	Chugai Pharmaceutical Co., Ltd.	141,107
104,000	Chuo Mitsui Trust Holdings, Inc.	390,668
317	Cyber Agent, Inc.	561,128
110,982	Daiei, Inc.*	476,282
68,000	Daiichi Chuo Kisen Kaisha*	214,683
7,700	Daiichi Sanyko Co., Ltd.	144,293
194,000	Daikyo, Inc.*	377,868
61,000	Dainippon Screen Manufacturing Co., Ltd.*	285,285
19,400	Daito Trust Construction Co., Ltd.	936,366
338,246	Daiwa Securities Group, Inc.	1,781,004
83	Dena Co., Ltd.	614,683
46,000	Denki Kagaku Kogyo KK	197,902
18,700	Denso Corp.	557,358
3,200	Disco Corp.	196,918
16,300	Don Quijote Co., Ltd.	407,151
95,000	Dowa Holdings Co., Ltd.	572,399
10,422	East Japan Railway Co.	724,989
111,000	Ebara Corp.*	566,642
14,600	Eisai Co., Ltd.	521,094
92,100	Elpida Memory, Inc.*	1,814,599
3,400	FamilyMart Co., Ltd.	108,251
3,400	Fanuc, Ltd.	360,959
32,300	Fast Retailing Co., Ltd.	5,617,241
174,000	Fuji Heavy Industries, Ltd.*	901,284
469	Fuji Media Holdings, Inc.	695,168
12,400	Fuji Oil Co., Ltd.	175,304
97,000	Fujitsu, Ltd.	635,317
51,497	Glory, Ltd.	1,279,709
75,294	Hachijuni Bank, Ltd. (The)	428,686
309,000	Haseko Corp.*	287,703
11,200	Hikari Tsushin, Inc.	181,952
18,059	Hisamitsu Pharmaceutical Co., Inc.	671,608
23,300	Hitachi Construction Machinery Co., Ltd.	550,832
18,221	Hitachi High-Technologies Corp.	418,280
183,000	Hitachi, Ltd.*	683,508
175,500	Honda Motor Co., Ltd.	6,198,095
26,200	Ibiden Co., Ltd.	902,868
234	Inpex Holdings, Inc.	1,717,937

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)
	Japan — continued

96,000	Iseki & Co., Ltd.*	284,589
78,000	Isuzu Motors, Ltd.*	211,194
266,609	Itochu Corp.	2,336,823
116	Japan Retail Fund Investment Corp. REIT	136,558
1,105	Japan Tobacco, Inc.	4,115,368
50,300	JFE Holdings, Inc.	2,026,750
75,714	Joyo Bank, Ltd. (The)	337,893
3,883	Jupiter Telecommunications Co., Ltd.	4,488,057
9,960	K’s Holdings Corp.	244,630
166,000	Kajima Corp.	406,828
68	Kakaku.com, Inc.	246,704
187,708	Kao Corp.	4,761,001
195,000	Kawasaki Kisen Kaisha, Ltd.*	778,414
820	KDDI Corp.	4,247,432
15,700	Kobayashi Pharmaceutical Co., Ltd.	646,886
245,700	Komatsu, Ltd.	5,153,810
21,500	Konami Corp.	414,860
134,764	Konica Minolta Holdings, Inc.	1,573,497
56,686	Kose Corp.	1,331,611
118,100	Kurita Water Industries, Ltd.	3,343,049
11,202	Kyocera Corp.	1,092,147
3,800	Kyushu Electric Power	82,759
45,373	Lawson, Inc.	1,937,481
76,300	Leopalace21 Corp.*	396,035
207,000	Marubeni Corp.	1,287,104
36,800	Matsui Securities Co., Ltd.	263,082
369,000	Mazda Motor Corp.	1,038,602
38,100	Miraca Holdings, Inc.	1,162,083
53,000	Mitsubishi Chemical Holdings Corp.	271,126
170,900	Mitsubishi Co.	4,481,004
68,000	Mitsubishi Electric Corp.	625,128
129,000	Mitsubishi Gas Chemical Co., Inc.	777,258
316,000	Mitsubishi Materials Corp.*	909,717
48,921	Mitsubishi Tanabe Pharma Corp.	691,093
348,465	Mitsubishi UFJ Financial Group, Inc.	1,827,353
11,580	Mitsubishi UFJ Lease & Finance Co., Ltd.	421,361
117,500	Mitsui & Co., Ltd.	1,975,519
108,191	Mitsui Fudosan Co., Ltd.	1,837,533
111,000	Mitsui Mining & Smelting Co., Ltd.	332,620
106,000	Mitsui OSK Lines, Ltd.	761,194
1,226,600	Mizuho Financial Group, Inc.	2,428,521
32,000	Murata Manufacturing Co., Ltd.	1,818,493
33,607	Namco Bandai Holdings, Inc.	327,654
52,000	Nichirei Corp.	194,777
58,900	Nidec Corp.	6,316,117
2,400	Nintendo Co., Ltd.	803,938
41,000	Nippon Denko Co., Ltd.	305,833
456,000	Nippon Electric Glass Co., Ltd.	6,427,140

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)
	Japan — continued

411,183	Nippon Mining Holdings, Inc.****	1,923,020
209,000	Nippon Oil Corp.****	1,053,500
12,500	Nippon Paper Group, Inc.	321,731
98,000	Nippon Sheet Glass Co., Ltd.	289,469
97,965	Nippon Telegraph & Telephone Corp.	4,130,802
5,360	Nippon Television Network Corp.	729,658
51,000	Nippon Yakin Kogyo Co., Ltd.*	201,948
336,091	Nippon Yusen KK	1,327,243
771,861	Nissan Motor Company, Ltd.*	6,616,659
4,700	Nissha Printing Co., Ltd.	183,594
13,500	Nisshin Seifun Group, Inc.	174,385
7,050	Nitori Co., Ltd.	535,691
24,600	Nitto Denko Corp.	955,672
76,200	Nomura Holdings, Inc.	561,877
59,541	Nomura Research Institute, Ltd.	1,357,260
19,000	NSK, Ltd.	150,064
1,299	NTT DoCoMo, Inc.	1,979,640
107,000	Obayashi Corp.	475,225
62,000	OJI Paper Co., Ltd.	272,046
23,187	Omron Corp.	538,482
6,400	Ono Pharmaceutical Co., Ltd.	284,932
2,400	Oriental Land Co., Ltd.	167,466
45,941	Orix Corp.*	4,075,887
282,000	Osaka Gas Co., Ltd.	1,011,023
79,000	Pacific Metals Co., Ltd.	656,924
35,300	Pioneer Corp.*	129,579
6,310	Point, Inc.	378,168
5,346	Rakuten, Inc.	3,867,611
20,000	Rengo Co., Ltd.	117,723
95,600	Resona Holdings, Inc.	1,209,324
37,000	Ricoh Company, Ltd.	578,125
7,100	Ryohin Keikaku Co., Ltd.	299,759
27,134	Sankyo Co., Ltd.	1,343,052
32,633	Santen Pharmaceutical Co., Ltd.	979,968
128,000	Sanyo Electric Co., Ltd.*	205,479
95,189	Sanyo Shokai, Ltd.	361,645
87,741	Sapporo Hokuyo Holdings, Inc.	400,957
19,300	Sega Sammy Holdings, Inc.	233,814
101,600	Seven & I Holdings Co., Ltd.	2,456,276
150,588	Sharp Corp.	1,883,962
101,440	Shin-Etsu Chemical Co., Ltd.	5,894,897
150,600	Shionogi & Co., Ltd.	2,865,655
40,000	Softbank Corp.	985,873
441,200	Sojitz Corp.	854,636
61,624	Sony Corp.	2,361,022
895	Sony Financial Holdings, Inc.	2,940,550
212,400	Stanley Electric Co., Ltd.	4,121,160
48,100	Sumco Corp.*	1,023,360

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)
	Japan — continued

69,100	Sumitomo Corp.	794,975
62,900	Sumitomo Electric Industries, Ltd.	771,441
30,000	Sumitomo Light Metal Industries*	32,427
88,000	Sumitomo Metal Industries, Ltd.	266,524
49,000	Sumitomo Metal Mining Co., Ltd.	729,441
102,766	Sumitomo Mitsui Financial Group	3,398,405
70,191	Sumitomo Realty & Development Co., Ltd.	1,336,363
168,348	Sumitomo Trust & Banking Co., Ltd. (The)	987,315
150,000	Taiheiyo Cement Corp.*	215,111
201,000	Taisei Corp.	443,129
17,000	Taisho Pharmaceutical Co., Ltd.	309,289
41,000	Taiyo Yuden Co., Ltd.	648,084
62,700	Takeda Pharmaceutical Co., Ltd.	2,761,243
36,550	Takefuji Corp.	155,682
8,200	TDK Corp.	545,848
4,100	Terumo Corp.	218,515
26,000	Toho Zinc Co., Ltd.	127,718
65,643	Tokyo Electric Power Company	1,750,667
14,800	Tokyo Electron, Ltd.	982,021
147,000	Tokyo Gas Co., Ltd.	648,159
37,400	Tokyo Steel Manufacturing Co., Ltd.	468,701
121,000	Tokyo Tatemono Co., Ltd.	435,103
19,000	TonenGeneral Sekiyu KK	160,435
653,463	Toshiba Corp.*	3,377,811
11,000	Toyo Suisan Kaisha, Ltd.	284,653
34,600	Toyota Motor Corp.	1,386,740
30,300	Toyota Tsusho Corp.	475,383
2,900	Unicharm Corp.	280,255
41,800	UNY Co., Ltd.	345,798
32,797	USS Co., Ltd.	2,228,820
623	Yahoo! Japan Corp.	227,024
132,862	Yamato Holdings Co., Ltd.	1,868,372

	Total Japan	212,930,941

	Luxembourg — 1.1%

150,344	ArcelorMittal	6,609,453
48,958	Millicom International Cellular SA	4,364,606
5,714	Oriflame Cosmetics SA, SDR	357,274
27,236	Tenaris SA	588,911

	Total Luxembourg	11,920,244

	Malaysia — 0.0%

21,600	British American Tobacco Malaysia Berhad	292,282

	Mauritius — 0.1%

1,913,000	Golden Agri-Resources, Ltd.*	793,634

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)

	Mexico — 0.7%

101,706	America Movil SA de CV Series L, ADR	5,119,880
11,480	Desarrolladora Homex SA de CV, ADR*	324,654
14,020	Fomento Economico Mexicano SA de CV, Sponsored ADR	666,370
177,370	Grupo Mexico SAB de CV	476,479
30,680	Grupo Televisa SA, Sponsored ADR	644,894
57,360	Kimberly-Clark de Mexico SAB de CV	325,305

	Total Mexico	7,557,582

	Netherlands — 2.5%

142,443	Aegon NV*	977,189
13,488	ASML Holding NV	482,911
6,328	CSM	196,936
11,508	Gemalto NV*	498,910
101,604	Heineken NV	5,231,126
486,515	ING Groep NV*	4,866,177
34,161	Koninklijke Ahold NV	456,223
16,248	Koninklijke BAM Groep NV	126,635
39,668	Koninklijke DSM NV	1,772,072
35,848	Koninklijke Philips Electronics NV	1,151,530
2,252	Koninklijke Vopak NV*	177,681
46,113	Randstad Holding NV*	2,195,385
29,179	Reed Elsevier NV	355,260
162,272	Royal KPN NV	2,575,558
69,063	SNS REAAL NV*	433,697
19,411	STMicroelectronics NV*	193,573
70,169	TNT NV	2,015,696
41,654	TomTom NV*	352,883
14,549	Unilever NV	440,873
6,060	Van Lanschot NV	286,992
4,735	Wereldhave NV	454,635
40,169	Wolters Kluwer NV	872,632

	Total Netherlands	26,114,574

	New Zealand — 0.1%

45,828	Fletcher Building, Ltd.	271,519
391,009	Telecom Corp. of New Zealand, Ltd.	602,046
315,265	Telecom Corp. of New Zealand, Ltd. (Australia Exchange)	483,241

	Total New Zealand	1,356,806

	Norway — 0.6%

157,051	DnB NOR ASA*	1,796,547
575,000	Storebrand ASA*	4,551,991
6,750	Yara International ASA	293,394

	Total Norway	6,641,932

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)

	Pakistan — 0.0%

59,200	Oil & Gas Development Co., Ltd.	91,306
134,400	Pakistan Petroleum	312,110

	Total Pakistan	403,416

	Philippines — 0.1%

18,470	Philippine Long Distance Telephone Co., Sponsored ADR	984,082

	Portugal — 0.6%

549,803	Banco Espirito Santo SA*	2,975,753
347,797	Jeronimo Martins SGPS SA	3,529,529

	Total Portugal	6,505,282

	Russia — 0.5%

22,700	Gazprom OAO-SA, Sponsored ADR	532,769
16,299	LUKOIL OAO, Sponsored ADR	924,153
20,860	LUKOIL OAO (Ordinary Shares), Sponsored ADR	1,182,762
23,200	Magnit OJSC, GDR 144A	403,680
749	Magnit OJSC, GDR* 144A	13,033
32,732	MMC Norilsk Nickel, ADR*	602,596
13,030	Mobile Telesystems, Sponsored ADR	723,165
171,071	TNK-BP Holding	359,249
22,625	Uralkali, GDR*	474,899

	Total Russia	5,216,306

	Singapore — 1.6%

215,000	CapitaCommercial Trust REIT	166,088
579,000	DBS Group Holdings, Ltd.	5,922,320
98,000	Ezra Holdings, Ltd.	165,430
61,000	Indofood Agri Resources, Ltd.*	97,736
583,000	Keppel Corp., Ltd.	3,803,126
102,000	Neptune Orient Lines Ltd.	146,647
140,000	Oversea-Chinese Banking Corp., Ltd.	872,215
188,000	Singapore Exchange, Ltd.	1,028,719
89,000	Singapore Press Holdings, Ltd.	243,182
762,000	Singapore Telecommunications, Ltd.	1,727,792
194,000	Suntec Real Estate Investment Trust REIT	185,945
98,000	Swiber Holdings, Ltd.*	73,603
64,000	United Overseas Bank, Ltd.	879,854
169,230	Venture Corp., Ltd.	1,055,531

	Total Singapore	16,368,188

	South Africa — 0.7%

17,744	Kumba Iron Ore, Ltd.	852,655
28,936	Massmart Holdings, Ltd.	427,542
110,857	Murray & Roberts Holdings	653,463
57,625	Nedbank Group, Ltd.	1,098,523

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)
	South Africa — continued

114,789	Pretoria Portland Cement Co., Ltd.	534,560
367,370	Salam, Ltd.	1,244,084
34,882	Shoprite Holdings, Ltd.	345,308
61,485	Standard Bank Group, Ltd.	959,454
31,863	Tiger Brands, Ltd.	795,713
55,424	Truworths International, Ltd.	394,702

	Total South Africa	7,306,004

	South Korea — 1.3%

4,784	Binggrae Co., Ltd.	200,205
16,874	Hana Financial Group, Inc.	522,722
2,527	Hite Brewery Co., Ltd.	318,262
38,286	Hynix Semiconductor, Inc.*	903,474
7,258	KB Financial Group, Inc., ADR*	348,094
15,127	KB Financial Group, Inc.	729,978
48,030	Korea Life Insurance Co., Ltd.*	371,862
16,220	KT&G Corp.	897,408
23,210	LG Electronics, Inc.	2,359,053
5,558	NHN Corp.*	884,211
3,422	Nong Shim Co., Ltd.	686,547
1,830	Samsung Electronics, GDR	672,525
3,951	Samsung Electronics Co., Ltd.	2,856,439
950	Samsung Electronics REGS, GDR	349,125
32,838	Shinhan Financial Group Co., Ltd.	1,290,069
21,416	Woongjin Coway Co., Ltd.	663,424

	Total South Korea	14,053,398

	Spain — 2.7%

161,529	Banco Bilbao Vizcaya Argentaria SA	2,214,061
63,942	Banco Popular Espanol SA	471,533
1,057,575	Banco Santander SA	14,081,081
71,331	Inditex SA	4,710,558
66,597	Red Electrica Corp. SA	3,580,615
51,450	Repsol VPF SA	1,220,385
98,483	Telefonica SA	2,337,333

	Total Spain	28,615,566

	Sweden — 2.4%

16,906	Alfa Laval AB	249,702
86,440	Assa Abloy AB	1,697,092
29,377	Atlas Copco AB Class A	457,166
138,836	Boliden AB	1,990,812
54,207	Electrolux AB Class B	1,242,762
47,931	Hennes & Mauritz AB Class B	3,124,140
211,498	Investor AB Class B	4,070,095
7,722	Modern Times Group-B SHS	450,638
10,419	NCC AB	182,409

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)
	Sweden — continued

96,097	Nordea Bank AB	951,356
56,318	Sandvik AB	706,225
44,560	Skandinaviska Enskilda Banken AB*	285,612
26,357	SKF AB	469,863
52,293	Svenska Handelsbanken AB Series A	1,537,474
141,765	Swedbank AB*	1,459,606
19,622	Swedish Match AB	470,579
281,045	Tele2 AB	4,705,561
81,500	Telefonaktiebolaget LM Ericsson	861,769
41,726	Trelleborg AB Class B*	305,828

	Total Sweden	25,218,689

	Switzerland — 5.9%

5,244	Actelion, Ltd.*	238,995
70,012	Adecco SA	3,981,016
4,815	Baloise-Holding AG	427,726
511	Barry Callebaut AG-REG*	330,617
29,329	Cie Financiere Richemont SA	1,137,716
15,578	Credit Suisse Group	804,393
8,134	Geberit AG	1,458,255
2,236	Givaudan SA	1,965,037
9,686	Julius Baer Group, Ltd.	351,992
286,844	Nestle SA	14,716,238
209,018	Novartis AG	11,309,273
82,936	Roche Holding AG	13,473,997
11,680	Schindler Holding AG	1,029,789
3,230	SGS SA	4,461,945
4,058	Swatch Group AG Class B	1,296,185
13,962	Syngenta AG	3,883,971
4,068	Zurich Financial Services	1,044,682

	Total Switzerland	61,911,827

	Taiwan — 0.5%

385,434	Advanced Semiconductor Engineering, Inc.	351,961
754,369	AU Optronics Corp.	857,507
90,777	HON HAI Precision Industry Co., Ltd., GDR	832,425
46,250	HTC Corp.	540,297
235,405	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	2,469,399

	Total Taiwan	5,051,589

	Thailand — 0.2%

153,266	Bangkok Bank PCL	651,742
26,200	Banpu Co.	500,745
128,700	Kasikornbank PCL	409,962

	Total Thailand	1,562,449

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)

	Turkey — 0.5%

145,988	Akbank TAS	939,878
179,111	KOC Holding AS*	611,862
34,760	Turkcell Iletisim Hizmet AS, ADR	523,486
154,987	Turkiye Garanti Bankasi AS	722,906
151,532	Turkiye Is Bankasi*	473,848
328,572	Turkiye Is Bankasi	1,066,316
255,524	Turkiye Vakiflar Bankasi Tao*	681,532

	Total Turkey	5,019,828

	United Kingdom — 18.8%

135,941	3i Group Plc	600,481
222,995	Aggreko Plc	4,032,074
80,878	Amlin Plc	476,136
69,903	Anglo American Plc*	3,047,472
14,077	Antofagasta Plc	222,075
216,465	AstraZeneca Plc	9,650,379
167,475	Autonomy Corp. Plc*	4,631,202
88,579	Aviva Plc	517,710
345,800	BAE Systems Plc	1,947,633
1,343,698	Barclays Plc	7,343,837
126,155	BG Group Plc	2,182,513
36,226	BHP Billiton Plc	1,241,898
659,115	BP Plc	6,232,827
111,860	British American Tobacco Plc	3,854,292
293,158	BT Group Plc	550,973
90,401	Bunzl Plc	988,702
114,465	Burberry Group Plc	1,240,601
65,671	Capita Group Plc	753,598
105,844	Centrica Plc	471,871
1,686,212	Cobham Plc	6,573,587
29,309	Compass Group Plc	233,853
90,093	Diageo Plc	1,511,483
52,641	Drax Group Plc	298,324
783,223	DSG International Plc*	415,231
17,330	Eurasian Natural Resources Corp. Plc	313,352
41,847	Firstgroup Plc	227,885
99,599	Game Group Plc	148,438
700,723	Glaxosmithkline Plc	13,451,343
186,252	Halma Plc	712,530
134,859	Home Retail Group	554,378
446,549	HSBC Holdings Plc	4,524,834
44,060	IG Group Holdings Plc	268,809
40,337	Imperial Tobacco Group Plc	1,229,863
195,900	Informa Plc	1,150,904
138,541	Jardine Lloyd Thompson Group Plc	1,166,349
94,237	Kazakhmys Plc*	2,182,818
29,955	Kesa Electricals Plc	57,662

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)
	United Kingdom — continued

203,315	Kingfisher Plc	661,228
45,082	Ladbrokes Plc	108,732
1,099,641	Lloyds TSB Group Plc*	1,047,033
36,419	London Stock Exchange Group Plc	392,509
360,100	Marks & Spencer Group Plc	2,021,619
31,091	National Express Group Plc	108,001
41,711	Next Plc	1,369,194
171,657	Northern Foods Plc	151,545
126,273	Old Mutual Plc*	234,641
48,264	Pearson Plc	758,473
21,955	Petrofac, Ltd.	400,309
704,534	Premier Foods Plc*	339,208
19,172	Provident Financial Plc	252,287
433,591	Prudential Plc	3,600,986
178,633	Reckitt Benckiser Group Plc	9,800,930
78,934	Reed Elsevier Plc	629,208
484,578	Rentokil Initial Plc*	958,514
113,099	Rio Tinto Plc	6,699,415
208,163	Rolls-Royce Group Plc*	1,880,366
198,929	Royal Dutch Shell Plc Class A (Amsterdam Exchange)	5,764,291
263,375	Royal Dutch Shell Plc Class A (London Exchange)	7,630,711
92,659	Royal Dutch Shell Plc Class B	2,551,767
180,148	SABMiller Plc	5,279,511
18,594	Scottish & Southern Energy Plc	310,540
580,160	Smith & Nephew Plc	5,777,496
9,283	Smiths News Plc	15,912
96,899	Spectris Plc	1,216,310
60,400	Stagecoach Group Plc	167,849
317,230	Standard Chartered Plc	8,649,684
801,803	Tesco Plc	5,296,184
151,230	Thomas Cook Group Plc	618,924
422,723	Tomkins Plc	1,513,300
115,524	Travis Perkins Plc*	1,434,326
104,010	TUI Travel Plc	475,685
17,903	Unilever Plc	525,489
24,072	United Utilities Plc	204,118
125,042	Vedanta Resources Plc	5,265,413
7,164,637	Vodafone Group Plc	16,519,424
27,248	Weir Group Plc (The)	386,459
32,723	WH Smith Plc	241,189
118,883	William Hill Plc	380,865
127,036	Wolseley Plc*	3,067,800
69,176	WPP Plc	716,693
271,508	Xstrata Plc*	5,141,955
370,120	Yell Group Plc*	230,525

	Total United Kingdom	195,804,535

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Shares	Description	Value ($)

	United States — 0.2%

17,734	Synthes, Inc.	2,217,277

	TOTAL COMMON STOCKS (COST $904,615,421)	1,008,725,850

	PREFERRED STOCKS — 0.5%

	Brazil — 0.2%

5,831	Aes Tiete SA	63,057
13,500	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	294,932
12,300	Fertilizantes Fosfatados SA	117,094
42,500	Usinas Siderurgicas de Minas Gerais SA	1,450,720

	Total Brazil	1,925,803

	Germany — 0.2%

47,562	Henkel AG & Co. KGaA	2,565,235
3,148	Porsche Automobil Holding SE	192,468
9,441	ProSiebenSat.1 Media AG	159,682

	Total Germany	2,917,385

	South Korea — 0.1%

1,489	Samsung Electronics Co., Ltd.	708,014

	TOTAL PREFERRED STOCKS (COST $4,753,609)	5,551,202

Notional	Description	Value ($)

	CALL OPTIONS PURCHASED — 0.0%

	Purchased Options — 0.0%

2,445,000	OTC Euro versus Japanese Yen with Barclay’s Capital, Inc., Strike Price $143.200, Expires 12/03/10	27,459
3,700,000	OTC U.S. Dollar versus Japanese Yen with Deutsche Bank Securities, Inc., Strike Price $94.850, Expires 12/03/10	123,210

		150,669

	TOTAL CALL OPTIONS PURCHASED (COST $169,265)	150,669

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 2.3%

	Bank Deposit — 1.4%

13,918,050	State Street Bank & Trust Euro Time Deposit, 0.01%, due 04/01/10	13,918,050

	Certificates of Deposit — 0.3%

3,182,000	BNP Paribas, Inc., 1.00%, due 04/01/10	3,182,000

	U.S. Government and Agency Obligations — 0.6%

5,712,000	United States Treasury Bill, 0.00%, due 09/16/10‡	5,706,003

	TOTAL SHORT-TERM INVESTMENTS (COST $22,806,053)	22,806,053

	TOTAL INVESTMENTS — 99.5% (Cost $932,344,348)	1,037,233,774

	Other Assets and Liabilities (net) — 0.5%	5,597,643

	NET ASSETS — 100.0%	$1,042,831,417

	Notes to Schedule of Investments:

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,130,523 or 0.4% of net assets.

	Industry classifications are unaudited

	ADR — American Depository Receipt

	GDR — Global Depository Receipt

	REIT — Real Estate Investment Trust

	SDR — Swedish Depository Receipt

	* Non-income producing security.

	**** Securities valued at fair value.

	‡ Zero coupon bond.

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
March 31, 2010

A summary of outstanding financial instruments at March 31, 2010 is as follows:

Forward Currency Contracts

					Net
					Unrealized
Settlement			Units of		Appreciation
Date	Deliver/Receive	Counterparty	Currency	Value	(Depreciation)
Buys
		State Street Bank
4/15/10	AUD	and Trust Company	796,000	$729,893	$33,735
		State Street Bank
4/15/10	AUD	and Trust Company	16,661,000	15,277,315	(55,804)
		State Street Bank
4/15/10	CAD	and Trust Company	1,413,000	1,392,730	68,071
		State Street Bank
4/15/10	CHF	and Trust Company	1,893,000	1,798,628	41,115
		State Street Bank
4/15/10	GBP	and Trust Company	1,859,000	2,819,773	(171,637)
		State Street Bank
4/15/10	JPY	and Trust Company	752,512,000	8,053,854	(354,947)
		State Street Bank
4/15/10	NOK	and Trust Company	49,712,000	8,372,025	(438,254)
		State Street Bank
4/15/10	NZD	and Trust Company	12,378,000	8,777,529	(323,024)
		State Street Bank
4/15/10	SEK	and Trust Company	64,787,000	9,002,118	(229,430)
		Royal Bank Of
4/23/10	CHF	Scotland Plc	7,556,316	7,180,100	118,829
4/23/10	CHF	Mellon Bank N.A.	7,556,316	7,180,100	148,876
4/23/10	EUR	Barclays Bank Plc	1,930,000	2,611,515	(15,466)
4/23/10	GBP	JPMorgan Chase Bank	448,077	679,622	(25,736)
4/23/10	GBP	Deutsche Bank AG	1,052,000	1,595,624	3,807
4/23/10	GBP	Barclays Bank Plc	962,295	1,459,564	13,013
4/23/10	JPY	JPMorgan Chase Bank	225,595,000	2,414,562	(86,195)
		Royal Bank Of
4/23/10	SEK	Scotland Plc	35,719,062	4,963,228	(24,196)
4/23/10	SEK	Mellon Bank N.A.	35,719,062	4,963,228	800
		State Street Bank
7/15/10	CHF	and Trust Company	2,063,000	1,961,661	43,430
		State Street Bank
7/15/10	NOK	and Trust Company	3,398,000	569,716	(2,049)

					$(1,255,062)

Sales
		State Street Bank
4/15/10	AUD	and Trust Company	2,429,000	$2,227,273	$(88,587)
		State Street Bank
4/15/10	CAD	and Trust Company	7,224,000	7,120,367	(150,638)
		State Street Bank
4/15/10	CHF	and Trust Company	1,893,000	1,798,628	53,218
		State Street Bank
4/15/10	EUR	and Trust Company	20,778,000	28,114,887	1,628,527

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
March 31, 2010

Forward Currency Contracts — continued

					Net
					Unrealized
Settlement			Units of		Appreciation
Date	Deliver/Receive	Counterparty	Currency	Value	(Depreciation)
		State Street Bank
4/15/10	GBP	and Trust Company	1,859,000	$2,819,773	$125,220
		State Street Bank
4/15/10	JPY	and Trust Company	752,512,000	8,053,854	106,261
		State Street Bank
4/15/10	NZD	and Trust Company	621,000	440,366	(3,623)
		State Street Bank
4/15/10	SEK	and Trust Company	3,339,000	463,952	(2,990)
4/23/10	CAD	Deutsche Bank AG	438,878	432,581	(12,813)
4/23/10	CAD	Mellon Bank N.A.	423,000	416,931	(16,251)
4/23/10	EUR	Barclays Bank Plc	3,321,304	4,494,111	58,566
4/23/10	EUR	Mellon Bank N.A.	294,000	397,816	2,964
4/23/10	GBP	JPMorgan Chase Bank	263,000	398,906	1,575
4/23/10	GBP	Barclays Bank Plc	837,726	1,270,624	50,621
4/23/10	HKD	Mellon Bank N.A.	6,990,047	900,345	(65)
4/23/10	JPY	JPMorgan Chase Bank	428,992,014	4,591,537	124,086
4/23/10	JPY	Bank of America N.A.	488,599,014	5,229,515	161,769
		Brown Brothers
4/23/10	SGD	Harriman & Company	3,281,534	2,347,021	(12,739)
		State Street Bank
7/15/10	GBP	and Trust Company	1,572,000	2,383,148	(21,107)

					$2,003,994

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krona
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
March 31, 2010

Futures Contracts

				Net
				Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)
Buys
17	FTSE 100 Index	June 2010	$1,446,797	$4,602
20	DAX Index	June 2010	4,155,030	90,770
50	STOXX 50 Index	June 2010	1,928,843	23,591
3	AEX Index	April 2010	278,062	1,734
2	IBEX 35 Index	April 2010	293,393	(7,342)
20	OMX 30 Index	April 2010	282,757	997
36	CAC 40 Index	April 2010	1,934,580	11,233
23	TOPIX Index	June 2010	2,406,089	146,555
31	FTSE MIB Index	June 2010	4,695,864	6,220
76	SGX MSCI Singapore Index	April 2010	3,696,577	(21,147)

				$257,213

Sales
25	S&P/ASX 200 Index	June 2010	$2,798,868	$(9,366)
43	S&P/TSE 60 Index	June 2010	5,963,333	7,985

				$(1,381)

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
March 31, 2010

Industry Sector Summary (Unaudited)	% of Total Net Assets
Banks	14.8
Pharmaceuticals	8.7
Oil & Gas	7.4
Telecommunications	7.0
Mining	4.4
Insurance	4.3
Chemicals	3.3
Food	3.3
Retail	3.2
Electric	2.8
Electronics	2.6
Beverages	2.5
Auto Manufacturers	2.0
Distribution & Wholesale	1.9
Iron & Steel	1.9
Commercial Services	1.8
Media	1.8
Diversified Financial Services	1.7
Holding Companies — Diversified	1.4
Agriculture	1.3
Semiconductors	1.3
Electrical Components & Equipment	1.2
Aerospace & Defense	1.1
Household Products & Wares	1.1
Internet	1.1
Building Materials	1.0
Health Care — Products	0.9
Transportation	0.9
Cosmetics & Personal Care	0.8
Software	0.8
Auto Parts & Equipment	0.7
Machinery — Construction & Mining	0.7
Real Estate	0.7
Miscellaneous — Manufacturing	0.6
Apparel	0.5
Engineering & Construction	0.5
Metal Fabricate & Hardware	0.5
Airlines	0.4
Biotechnology	0.4
Computers	0.4
Environmental Control	0.4
Gas	0.4
Investment Companies	0.4
Home Furnishings	0.3
Office & Business Equipment	0.3
REITS	0.3
Energy-Alternate Sources	0.2
Hand & Machine Tools	0.2
Machinery — Diversified	0.2
Oil & Gas Services	0.2

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
March 31, 2010

Industry Sector Summary (Unaudited)	% of Total Net Assets
Coal	0.1
Entertainment	0.1
Forest Products & Paper	0.1
Health Care — Services	0.1
Leisure Time	0.1
Toys, Games & Hobbies	0.1
Food Service	0.0
Home Builders	0.0
Packaging & Containers	0.0
Water	0.0
Short-Term Investments and Other Assets and Liabilities (net)	2.8

100.0%

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
March 31, 2010

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 91.2%

	Asset Backed Securities — 2.8%

144,481	ACE Securities Corp., Series 2005-SD3, Class A, 0.65%, due 08/25/45†	132,951
48,497	American Airlines Pass Through Trust, Series 2001-1, Class A, 6.98%, due 11/23/22	40,252
75,158	American Airlines, Inc., Series 2001-1, Class B, 7.38%, due 05/23/19	62,381
253,130	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 5.29%, due 06/25/45†	200,245
112,337	American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 0.54%, due 11/25/45†	68,504
300,281	Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A1, 0.55%, due 11/25/34†	239,903
75,000	Atlantic Marine Corp. Communities LLC, Series 2005-3C7, Class I, 5.34%, due 12/01/50 144A	59,884
420,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 4.64%, due 05/20/16 144A	417,383
790,000	BA Credit Card Trust, Series 2007-A12, Class A12, 0.43%, due 01/15/13†	789,888
745,000	Bank of America Auto Trust, Series 2010-1A, Class A2, 0.75%, due 06/15/12 144A	745,620
58,487	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 0.92%, due 02/28/44†	51,150
114,186	Bayview Financial Acquisition Trust, Series 2004-C, Class A1, 0.88%, due 05/28/44†	101,401
417,514	Bear Stearns Asset Backed Securities Trust, Series 2006-SD3, Class 1A1A, 5.50%, due 08/25/36	240,730
464,361	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3, 0.61%, due 09/25/35†	400,474
92,903	Bear Stearns Asset Backed Securities, Inc., Series 2005-SD4, Class 2A1, 0.65%, due 12/25/42†	80,813
431,521	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 1A1, 0.36%, due 10/25/36†	413,088
307,731	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 2A1, 0.32%, due 12/25/36†	280,248
770,000	Chase Issuance Trust, Series 2009-A7, Class A7, 0.68%, due 09/17/12†	771,208
569,504	Citigroup Mortgage Loan Trust, Inc., Series 2006-SHL1, Class A, 0.45%, due 11/25/45† 144A	428,463
148,553	Continental Airlines Pass Through Trust, Series 1998-1, Class A, 6.65%, due 03/15/19	148,851
42,094	Continental Airlines Pass Through Trust, Series 2003-ERJ1, Class A, 7.88%, due 01/02/20	38,306
225,191	Continental Airlines Pass Through Trust, Series 2004-ERJ1, Class A, 9.56%, due 03/01/21	204,924
227,992	Continental Airlines Pass Through Trust, Series 2005-ERJ1, 9.80%, due 04/01/21	212,032
1,340,000	Countrywide Asset-Backed Certificates, Series 2005-16, Class 2AF3, 5.67%, due 05/25/36†	494,898
1,251,451	Countrywide Asset-Backed Certificates, Series 2007-SD1, Class A1, 0.70%, due 02/25/37† 144A	521,633
93,639	Countrywide Home Equity Loan Trust, Series 2005-F, Class 2A, 0.47%, due 12/15/35†	32,535
61,543	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, 0.46%, due 12/15/35†	23,035

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Par Value ($)	Description	Value ($)
	Asset Backed Securities — continued

505,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C4, Class A2, 5.02%, due 08/15/38	505,246
220,000	CVS Pass-Through Trust, 9.35%, due 01/10/23¤ 144A	214,765
107,501	CVS Pass-Through Trust, 5.88%, due 01/10/28	105,224
82,927	CVS Pass-Through Trust, 6.04%, due 12/10/28	82,247
76,417	CVS Pass-Through Trust, 6.94%, due 01/10/30	81,251
1,087,773	Daimler Chrysler Auto Trust, Series 2006-D, Class A4, 4.94%, due 02/08/12	1,102,151
28,687	Delta Air Lines, Inc., Series 2000-1, Class A1, 7.38%, due 05/18/10	28,687
300,000	Delta Air Lines, Inc., Series 2000-1, Class A2, 7.57%, due 11/18/10	303,750
252,809	Delta Air Lines, Inc., Series 2007, Class 1A, 6.82%, due 08/10/22	252,809
825,000	Ford Credit Auto Lease Trust, Series 2010-A, Class A2, 1.04%, due 03/15/13 144A	825,251
369,775	Ford Credit Auto Owner Trust, Series 2009-A, Class A2B, 2.23%, due 08/15/11†	370,944
81,675	Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1, 0.47%, due 07/25/30†	55,642
293,062	GSAA Trust, Series 2006-14, Class A1, 0.30%, due 09/25/36†	149,222
174,860	GSAMP Trust, Series 2006-S4, Class A1, 0.34%, due 05/25/36†	14,515
460,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 5.29%, due 03/25/16 144A	480,641
510,000	Honda Auto Receivables Owner Trust, Series 2009-3, Class A2, 1.50%, due 08/15/11	511,932
433,059	Impac Secured Assets CMN Owner Trust, Series 2006-1, Class 1A2B, 0.45%, due 05/25/36†	180,500
10,069	JP Morgan Mortgage Acquisition Corp., Series 2006-HE3, Class A2, 0.30%, due 11/25/36†	9,999
638,573	Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1, 1.27%, due 10/25/33†	496,666
36,582	Morgan Stanley ABS Capital I, Series 2006-HE8, Class A2A, 0.30%, due 10/25/36†	36,023
410,000	Nelnet Student Loan Trust, Series 2008-4, Class A4, 1.73%, due 04/25/24†	431,873
283,910	RAAC Series, Series 2006-RP2, Class A, 0.50%, due 02/25/37† 144A	179,797
172,529	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF1, 1.00%, due 06/25/37††	139,482
500,000	Rutland Rated Investments, Series DRYD-1A, Class A1AL, 0.62%, due 06/20/13†¤ 144A	387,150
57,907	SACO I, Inc., Series 2005-7, Class A, 0.81%, due 09/25/35†	37,947
649,134	SACO I, Inc., Series 2006-5, Class 1A, 0.55%, due 04/25/36†	108,913
264,208	SACO I, Inc., Series 2006-6, Class A, 0.38%, due 06/25/36†	48,710
530,000	SLM Student Loan Trust, Series 2008-5, Class A3, 1.55%, due 01/25/18†	547,539
1,440,000	SLM Student Loan Trust, Series 2008-5, Class A4, 1.95%, due 07/25/23†	1,525,362
2,175,902	SLM Student Loan Trust, Series 2008-9, Class A, 1.75%, due 04/25/23†	2,252,925
61,767	Small Business Administration, Series 2004-P10A, Class 1, 4.50%, due 02/01/14	64,213
658,298	Small Business Administration Participation Certificates, Series 2008-20L, Class 1, 6.22%, due 12/01/28	720,697
56,203	Structured Asset Securities Corp., Series 2002-AL1, Class A3, 3.45%, due 02/25/32	47,374
357,752	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 0.36%, due 02/25/36† 144A	16,991
60,000	UAL Pass Through Trust, Series 2009-1, 1.00%, due 05/01/18	64,500
180,000	UAL Pass Through Trust, Series 2009-2A, 9.75%, due 01/15/17	189,450
249,624	USAA Auto Owner Trust, Series 2009-1, Class A2, 2.64%, due 08/15/11	250,434

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Par Value ($)	Description	Value ($)
	Asset Backed Securities — continued

1,954,645	Washington Mutual Alternative Mortgage Pass Through Certificates, Series 2006-AR3, Class A1A, 1.43%, due 05/25/46†	984,276
65,223	Washington Mutual, Inc., Series 2005-AR8, Class 2A1A, 0.54%, due 07/25/45†	50,462

		21,056,360

	Convertible Debt — 0.0%

245,000	Icahn Enterprises, LP, 1.00%, due 08/15/13†	216,825

	Corporate Debt — 29.3%

30,000	AAC Group Holding Corp., Senior Note, 10.25%, due 10/01/12†† 144A	30,113
75,000	Abbott Laboratories, 6.00%, due 04/01/39	79,667
85,000	ACCO Brands Corp., 10.63%, due 03/15/15 144A	93,288
690,000	Achmea Hypotheekbank NV, 3.20%, due 11/03/14 144A	699,539
25,000	AES Corp. (The), Senior Note, 9.38%, due 09/15/10	25,813
30,000	AES Corp. (The), Senior Note, 7.75%, due 03/01/14	30,825
150,000	AES Corp. (The), Senior Note, 7.75%, due 10/15/15	153,375
680,000	AES Corp. (The), Senior Note, 8.00%, due 06/01/20	680,850
290,000	Aiful Corp., Senior Note, 5.00%, due 08/10/10 144A	278,400
170,000	Alcatel-Lucent USA, Inc., 6.45%, due 03/15/29	120,700
210,000	Alcoa, Inc., 6.00%, due 07/15/13	224,167
170,000	Aleris International, Inc., Senior Note, (PIK), 9.00%, due 12/15/14†††	1,913
210,000	Allstate Life Global Funding Trusts, 5.38%, due 04/30/13	228,926
10,000	Altria Group, Inc., 9.25%, due 08/06/19	12,171
270,000	Altria Group, Inc., 8.50%, due 11/10/13	315,849
440,000	Amerada Hess Corp., 7.30%, due 08/15/31	502,810
290,000	America Movil SAB de CV, 5.00%, due 03/30/20 144A	287,351
150,000	America Movil SAB de CV, Guaranteed Senior Note, 5.63%, due 11/15/17	159,207
500,000	American Express Centurion Bank, 0.38%, due 06/12/12†	491,693
980,000	American Express Co., 8.13%, due 05/20/19	1,188,964
610,000	American Express Co., Subordinated Note, 6.80%, due 09/01/66†	599,325
1,900,000	American Express Credit Corp., 5.88%, due 05/02/13	2,059,590
300,000	American Express Credit Corp., 0.38%, due 10/04/10†	299,888
300,000	American Express Credit Corp., 0.41%, due 12/02/10†	299,911
100,000	American General Finance Corp., 5.40%, due 12/01/15	86,313
450,000	American General Finance Corp., 6.90%, due 12/15/17	394,722
350,000	American General Finance Corp., 5.63%, due 08/17/11	342,462
1,500,000	American International Group, Inc., 5.85%, due 01/16/18	1,395,871
2,500,000	American International Group, Inc., 8.25%, due 08/15/18	2,627,162
460,000	American International Group, Inc., Junior Subordinated Note, Series A, 6.25%, due 03/15/87	342,700
215,000	American Railcar Industries, Inc., Senior Note, 7.50%, due 03/01/14	206,400
175,000	American Transmission Systems, Inc., 5.25%, due 01/15/22 144A	175,779
130,000	Ameriprise Financial, Inc., 5.30%, due 03/15/20	131,766
310,000	Amsted Industries, Inc., 8.13%, due 03/15/18 144A	311,550
180,000	Anadarko Finance Co., Senior Note, 7.50%, due 05/01/31	202,833
650,000	Anadarko Petroleum Corp., Senior Note, 6.45%, due 09/15/36	664,555
500,000	Anheuser-Busch InBev Worldwide, Inc., 3.63%, due 04/15/15 144A	505,232

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

240,000	Anheuser-Busch InBev Worldwide, Inc., Series 1, 5.00%, due 04/15/20 144A	241,210
470,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 01/15/20	485,764
665,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 11/15/14 144A	721,004
700,000	Apache Corp., 5.25%, due 04/15/13	762,182
265,000	ARAMARK Corp., Senior Note, 8.50%, due 02/01/15	272,288
47,000	ArcelorMittal USA Partnership, 9.75%, due 04/01/14	48,567
220,000	Arch Western Finance LLC, Guaranteed Senior Note, 6.75%, due 07/01/13	221,925
160,000	Associated Materials LLC/Associated Materials Finance, Inc., 9.88%, due 11/15/16	173,600
210,000	Astoria Depositor Corp., Series B, 8.14%, due 05/01/21¤ 144A	204,881
300,000	AT&T, Inc., Global Note, 6.50%, due 09/01/37	312,093
1,130,000	AT&T, Inc., Global Note, 5.80%, due 02/15/19	1,210,012
80,000	AT&T, Inc., Global Note, 5.50%, due 02/01/18	85,067
100,000	AT&T, Inc., Global Note, 6.55%, due 02/15/39	105,474
15,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.63%, due 03/15/18 144A	15,750
135,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Senior Note, 7.63%, due 05/15/14	134,325
20,000	BAC Capital Trust XIV, 5.63%, due 12/31/49†	15,200
410,000	Baker Hughes, Inc., Senior Note, 7.50%, due 11/15/18	490,963
260,000	Ball Corp., 6.75%, due 09/15/20	265,850
400,000	Bank of America Corp., 4.50%, due 04/01/15	403,783
490,000	Bank of America Corp., 7.63%, due 06/01/19	561,439
142,000	Bank of America Corp., Series M, 8.13%, due 12/29/49†	145,064
70,000	Bank of America Corp., 8.00%, due 12/29/49†	71,526
500,000	Bank of America Corp., (MTN), Series L, 5.65%, due 05/01/18	506,648
2,670,000	Bank of America Corp., Senior Note, 5.75%, due 12/01/17	2,741,700
455,000	Bank of New York Mellon Corp. (The), 4.30%, due 05/15/14	479,427
560,000	Bank of Tokyo-Mitsubishi UFJ, Ltd., 3.85%, due 01/22/15 144A	566,461
2,300,000	Barclays Bank Plc, 7.43%, due 09/29/49† 144A	2,300,000
250,000	Barclays Bank Plc, 5.20%, due 07/10/14	267,215
400,000	Barclays Bank Plc, 10.18%, due 06/12/21¤ 144A	522,964
120,000	Barclays Bank Plc, Subordinated Note, 6.05%, due 12/04/17 144A	123,941
230,000	Basic Energy Services, Inc., Senior Note, 7.13%, due 04/15/16	201,250
245,000	Bausch & Lomb, Inc., Senior Note, 9.88%, due 11/01/15	260,313
225,000	BE Aerospace, Inc., Senior Note, 8.50%, due 07/01/18	240,750
545,000	Bear Stearns Cos. (The), Inc., 6.95%, due 08/10/12	604,103
1,590,000	Bear Stearns Cos. LLC (The), Senior Global Note, 7.25%, due 02/01/18	1,840,350
15,000	Belvoir Land LLC, 5.27%, due 12/15/47 144A	11,718
530,000	Berkshire Hathaway, Inc., 3.20%, due 02/11/15	535,121
160,000	Board of Trustees of Leland Stanford Junior University (The), 3.63%, due 05/01/14	166,391
260,000	Boeing Capital Corp., 4.70%, due 10/27/19	261,911
280,000	Boeing Co. (The), 4.88%, due 02/15/20	287,037
210,000	Boise Cascade LLC, Senior Subordinated Note, 7.13%, due 10/15/14	195,300
180,000	Boise Paper Holdings LLC / Boise Finance Co., Series 1, 9.00%, due 11/17/17 144A	189,900
245,000	Bombardier, Inc., 7.75%, due 03/15/20 144A	257,250
30,000	Boyd Gaming Corp., 7.13%, due 02/01/16	25,200
500,000	BP Capital Markets Plc, 5.25%, due 11/07/13	550,665
315,000	BP Capital Markets Plc, Guaranteed Note, 3.13%, due 03/10/12	326,464

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

160,000	BP Capital Markets Plc, Guaranteed Note, 3.88%, due 03/10/15	166,358
20,000	Bristol-Myers Squibb Co., 6.88%, due 08/01/97	21,560
220,000	California Steel Industries, Inc., Senior Note, 6.13%, due 03/15/14	210,375
195,000	Calpine Construction Finance Co., LP and CCFC Finance Corp., 8.00%, due 06/01/16 144A	200,363
4,000,000	Canadian Imperial Bank of Commerce, 2.00%, due 02/04/13 144A	4,018,176
250,000	Canadian Natural Resources, Ltd., 6.50%, due 02/15/37	266,134
295,000	CareFusion Corp., 5.13%, due 08/01/14 144A	313,379
150,000	Case New Holland, Inc., Senior Note, 7.13%, due 03/01/14	152,625
660,000	CDP Financial, Inc., 4.40%, due 11/25/19 144A	647,872
675,000	CDP Financial, Inc., 3.00%, due 11/25/14 144A	665,344
1,320,000	Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, due 11/15/18	1,649,545
850,000	Cellco Partnership/Verizon Wireless Capital LLC, 3.75%, due 05/20/11	876,701
75,000	Centerpoint Energy, Inc., Senior Note, Series B, 7.25%, due 09/01/10	76,661
404,300	Century Aluminum Co., 8.00%, due 05/15/14	403,289
200,000	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.63%, due 11/15/17 144A	206,500
95,000	Charter Communications Operating LLC/Charter Communications Capital Corp., Senior Note, 8.00%, due 04/30/12††† 144A	101,413
95,000	Chesapeake Energy Corp., 6.50%, due 08/15/17	92,388
565,000	Chesapeake Energy Corp., Senior Note, 6.38%, due 06/15/15	557,937
195,000	Chesapeake Energy Corp., Senior Note, 7.25%, due 12/15/18	195,975
110,000	CHS/Community Health Systems, Inc., Senior Note, 8.88%, due 07/15/15	114,125
318,000	Cisco Systems, Inc., 4.45%, due 01/15/20	316,859
257,504	CIT Group, Inc, 7.00%, due 05/01/16	238,191
103,000	CIT Group, Inc., 7.00%, due 05/01/13	100,940
154,501	CIT Group, Inc., 7.00%, due 05/01/14	146,390
154,501	CIT Group, Inc., 7.00%, due 05/01/15	144,458
360,506	CIT Group, Inc., 7.00%, due 05/01/17	333,468
755,000	Citibank NA, 1.75%, due 12/28/12	757,649
470,000	Citigroup Funding, Inc., 2.25%, due 12/10/12	477,938
455,000	Citigroup Funding, Inc., 1.88%, due 10/22/12	458,914
535,000	Citigroup Funding, Inc., 1.88%, due 11/15/12	539,220
1,165,000	Citigroup Funding, Inc., 2.13%, due 07/12/12	1,186,547
100,000	Citigroup, Inc., 0.80%, due 06/28/13†	128,635
1,070,000	Citigroup, Inc., 6.01%, due 01/15/15	1,125,272
300,000	Citigroup, Inc., 0.70%, due 01/16/12†	441,508
540,000	Citigroup, Inc., Global Senior Note, 6.50%, due 08/19/13	582,568
1,200,000	Citigroup, Inc., Global Senior Note, 6.13%, due 11/21/17	1,236,275
720,000	Citigroup, Inc., Senior Note, 6.88%, due 03/05/38	729,821
600,000	Citigroup, Inc., Subordinated Note, 5.00%, due 09/15/14	599,745
65,000	Clear Channel Communications, Inc., 7.25%, due 10/15/27	31,038
110,000	Clear Channel Communications, Inc., 6.88%, due 06/15/18	56,650
170,000	Clear Channel Communications, Inc., 4.90%, due 05/15/15	97,750
95,000	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, due 12/15/17 144A	97,375

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

105,000	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.50%, due 12/15/19 144A	108,150
25,000	CNH Americah LLC, 7.25%, due 01/15/16	25,500
285,000	Coca-Cola Femsa SAB de CV, 4.63%, due 02/15/20 144A	281,147
200,000	Colt Defense LLC/Colt Finance Corp., 8.75%, due 11/15/17 144A	201,500
455,000	Comcast Cable Communications Holdings, Inc., 8.38%, due 03/15/13	527,761
75,000	Comcast Corp., 6.40%, due 03/01/40	76,488
65,000	Comcast Corp., 7.05%, due 03/15/33	70,108
870,000	Comcast Corp., 6.50%, due 01/15/15	980,332
130,000	Comcast Corp., 6.50%, due 01/15/17	144,723
310,000	Commonwealth Bank of Australia, 3.75%, due 10/15/14 144A	314,578
130,000	Commonwealth Bank of Australia, 5.00%, due 10/15/19 144A	130,899
120,000	Compagnie Generale de Geophysique-Veritas, Senior Note, 7.75%, due 05/15/17	120,600
260,000	Compagnie Generale de Geophysique-Veritas, Senior Note, 7.50%, due 05/15/15	261,950
130,000	Complete Production Services, Inc., Senior Note, 8.00%, due 12/15/16	129,350
185,000	Compton Petroleum Finance Corp., Senior Note, 7.63%, due 12/01/13	157,481
520,000	ConocoPhillips, 4.60%, due 01/15/15	558,293
530,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	610,024
240,000	ConocoPhillips, Guaranteed Note, 5.90%, due 05/15/38	248,557
220,000	Consol Energy, Inc., 8.25%, due 04/01/20 144A	227,150
250,000	Constellation Brands, Inc., Senior Note, 7.25%, due 05/15/17	257,500
90,000	Constellation Energy Group, Inc., Senior Note, 7.60%, due 04/01/32	103,327
740,000	Cornell University, 4.35%, due 02/01/14	778,942
210,000	Countrywide Financial Corp., Subordinated Note, 6.25%, due 05/15/16	215,877
150,000	Cox Communications, Inc., 8.38%, due 03/01/39 144A	188,191
560,000	Credit Agricole SA, 8.38%, due 12/31/49† 144A	609,000
190,000	Credit Suisse Guernsey, Ltd., 5.86%, due 05/29/49†	179,075
475,000	Credit Suisse/New York, NY, 5.00%, due 05/15/13 (a)	510,888
500,000	Credit Suisse/New York, NY, Subordinated Note, 6.00%, due 02/15/18	530,221
40,000	Crown Americas LLC and Crown Americas Capital Corp., Guaranteed Senior Note, 7.75%, due 11/15/15	41,800
170,000	Crown Castle International Corp., Senior Note, 9.00%, due 01/15/15	184,875
405,000	Crown Castle Towers LLC, 6.11%, due 01/15/20 144A	424,432
75,000	CVS Caremark Corp., 6.13%, due 09/15/39	74,793
750,000	CVS Caremark Corp., 6.60%, due 03/15/19	839,950
230,000	CVS Caremark Corp., Senior Note, 0.55%, due 06/01/10†	230,044
700,000	Daimler Finance North America LLC, Senior Note, 6.50%, due 11/15/13	776,677
410,000	DaimlerChrysler NA Holding Corp., Guaranteed Note, 5.88%, due 03/15/11	426,657
140,000	DaVita, Inc., Senior Note, 6.63%, due 03/15/13	141,575
275,000	Delta Petroleum Corp., Senior Note, 7.00%, due 04/01/15	235,125
210,000	Denbury Resources, Inc., Guaranteed Senior Subordinated Note, 7.50%, due 12/15/15	215,250
400,000	Depfa ACS Bank, 5.13%, due 03/16/37¤ 144A	299,581
500,000	Deutsche Bank AG/London, 4.88%, due 05/20/13	536,202
310,000	Deutsche Telekom International Finance BV, 5.75%, due 03/23/16	333,673
190,000	Deutsche Telekom International Finance BV, Guaranteed Note, 8.50%, due 06/15/10	192,819
600,000	Devon Energy Corp., 7.95%, due 04/15/32	756,191
500,000	Dexia Credit Local, 2.38%, due 09/23/11 144A	510,815
30,000	DI Finance/Dyncorp International, Series B, 9.50%, due 02/15/13	30,525

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

730,000	Diageo Capital Plc, Guaranteed Note, 7.38%, due 01/15/14	849,651
30,000	DISH DBS Corp., 7.88%, due 09/01/19	31,350
410,000	Dominion Resources, Inc., 5.70%, due 09/17/12	444,522
125,000	Dominion Resources, Inc., Senior Note, Series B, 5.95%, due 06/15/35	126,757
215,000	Domtar Corp., 10.75%, due 06/01/17	262,300
840,000	Dr Pepper Snapple Group, Inc., Senior Note, 6.82%, due 05/01/18	961,141
500,000	Duke Energy Corp., 5.63%, due 11/30/12	547,912
65,000	Dynegy Holdings, Inc., 7.75%, due 06/01/19	49,400
20,000	Eastman Kodak Co., Senior Note, 7.25%, due 11/15/13	19,150
90,000	Echostar DBS Corp., Senior Note, 7.75%, due 05/31/15	94,500
175,000	Echostar DBS Corp., Senior Note, 6.63%, due 10/01/14	176,750
40,000	Echostar DBS Corp., Senior Note, 7.00%, due 10/01/13	41,800
50,000	Edison Mission Energy, Senior Note, 7.00%, due 05/15/17	35,125
285,000	Edison Mission Energy, Senior Note, 7.50%, due 06/15/13	248,663
140,000	Edison Mission Energy, Senior Note, 7.20%, due 05/15/19	97,300
50,000	Edison Mission Energy, Senior Note, 7.63%, due 05/15/27	32,250
60,000	Edison Mission Energy, Senior Note, 7.75%, due 06/15/16	44,100
575,000	Eksportfinans ASA, 3.00%, due 11/17/14	577,827
250,000	Eksportfinans ASA, 5.50%, due 06/26/17	273,551
28,000	El Paso Corp., 7.75%, due 01/15/32	27,653
180,000	El Paso Corp., Senior Note, 6.88%, due 06/15/14	184,572
480,000	El Paso Corp., Senior Note, 7.00%, due 06/15/17	492,283
305,000	El Paso Natural Gas Co., 8.63%, due 01/15/22	370,992
190,000	El Paso Natural Gas Co., 8.38%, due 06/15/32	223,317
430,000	El Paso Performance Linked Trust, 7.75%, due 07/15/11 144A	447,318
150,000	Eli Lilly & Co., 3.55%, due 03/06/12	156,581
160,000	Energy Future Holdings Corp., Series O, 6.50%, due 11/15/24	84,000
555,000	Energy Future Holdings Corp., Senior Note, Series R, 6.55%, due 11/15/34	288,600
10,000	Energy Future Holdings Corp., Senior Note, 10.88%, due 11/01/17	7,475
2,955,068	Energy Future Holdings Corp., Senior Note, 11.25%, due 12/01/14	2,024,222
613,110	Energy Future Holdings Corp., Senior Note, 11.25%, due 11/01/17	419,980
860,000	Energy Transfer Partners, LP, 9.00%, due 04/15/19	1,057,714
100,000	Enterprise Products Operating LLC, 6.13%, due 10/15/39	98,654
1,000,000	Enterprise Products Operating LLC, 5.25%, due 01/31/20	1,011,010
125,000	Enterprise Products Operating LLC, Guaranteed Senior Note, 6.50%, due 01/31/19	138,367
250,000	Fifth Third Capital Trust IV, 6.50%, due 04/15/67†	212,500
9,000	FirstEnergy Corp., Series B, 6.45%, due 11/15/11	9,550
715,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	741,965
175,000	Florida Power & Light Co., 5.95%, due 02/01/38	180,010
75,000	Florida Power Corp., 6.40%, due 06/15/38	81,844
130,000	FMC Finance III SA, Guaranteed Senior Note, 6.88%, due 07/15/17	135,850
130,000	FMG Finance Pty, Ltd., 10.00%, due 09/01/13 144A	140,563
135,000	FMG Finance Pty, Ltd., Senior Secured Noted, 10.63%, due 09/01/16 144A	156,263
205,000	Ford Holdings LLC, 9.30%, due 03/01/30	207,050
750,000	Ford Motor Co., 6.63%, due 10/01/28	633,750
110,000	Ford Motor Co., 7.13%, due 11/15/25	94,325
380,000	Ford Motor Co., Global Note, 7.45%, due 07/16/31	361,000
916,000	Ford Motor Credit Co., 8.00%, due 12/15/16	966,368

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

700,000	Ford Motor Credit Co. LLC, 12.00%, due 05/15/15	837,110
190,000	France Telecom, 4.38%, due 07/08/14	200,474
1,165,000	Freeport-McMoRan Copper & Gold, Inc., Senior Note, 8.38%, due 04/01/17	1,297,800
10,000	Freescale Semiconductor, Inc., Senior Note, 8.88%, due 12/15/14	9,600
240,000	Frontier Communications Corp., 7.05%, due 10/01/46	186,000
90,000	Frontier Communications Corp., 7.00%, due 11/01/25	75,375
135,000	Frontier Communications Corp., 8.13%, due 10/01/18	135,675
1,345,000	General Electric Capital Corp., 2.25%, due 03/12/12	1,374,255
1,035,000	General Electric Capital Corp., 0.37%, due 04/10/12†	1,020,623
2,600,000	General Electric Capital Corp., 0.57%, due 06/20/14†	2,418,416
1,075,000	General Electric Capital Corp., 2.80%, due 01/08/13	1,088,702
700,000	General Electric Capital Corp., 5.50%, due 01/08/20	715,527
960,000	General Electric Capital Corp., 6.00%, due 08/07/19	1,016,220
700,000	General Electric Capital Corp., 2.63%, due 12/28/12	719,309
860,000	General Electric Capital Corp., 6.38%, due 11/15/67†	812,700
1,020,000	General Electric Capital Corp., 2.13%, due 12/21/12	1,034,024
175,000	Geokinetics Holdings, Inc., 9.75%, due 12/15/14 144A	164,938
1,005,000	GlaxoSmithKline Capital, Inc., Guaranteed Note, 5.65%, due 05/15/18	1,093,059
225,000	Glencore Funding LLC, Guaranteed Note, 6.00%, due 04/15/14 144A	230,976
150,000	Glitnir Banki HF, 6.33%, due 07/28/11 144A¤†††	45,000
290,000	Glitnir Banki HF, 6.38%, due 09/25/12 144A¤†††	87,000
320,000	Glitnir Banki HF, Subordinated Note, 6.69%, due 06/15/16 144A¤†††	832
590,000	GMAC, Inc., 8.00%, due 11/01/31	562,393
1,507,000	GMAC, Inc., 6.88%, due 09/15/11	1,539,024
45,000	GMAC, Inc., 8.00%, due 11/01/31	43,200
169,000	GMAC, Inc., 7.50%, due 12/31/13	173,648
30,000	Goldman Sachs Capital II, Guaranteed Note, 5.79%, due 12/29/49†	25,575
1,445,000	Goldman Sachs Group (The), Inc., 5.38%, due 03/15/20	1,434,362
1,110,000	Goldman Sachs Group (The), Inc., 5.95%, due 01/18/18	1,166,368
400,000	Goldman Sachs Group (The), Inc., 6.15%, due 04/01/18	423,901
210,000	Goldman Sachs Group (The), Inc., Global Note, 5.25%, due 10/15/13	225,917
2,600,000	Goldman Sachs Group (The), Inc., Senior Note, 6.25%, due 09/01/17	2,800,223
330,000	Goldman Sachs Group (The), Inc., Senior Note, 4.50%, due 06/15/10	332,478
175,000	Goodyear Tire & Rubber Co. (The), 10.50%, due 05/15/16	189,875
15,000	Gulfmark Offshore, Inc., Senior Note, 7.75%, due 07/15/14	14,963
255,000	Harrah’s Operating Co., Inc., 10.00%, due 12/15/18	212,288
180,000	Harrah’s Operating Co., Inc., 10.00%, due 12/15/18	149,850
165,000	Hartford Financial Services Group, Inc., 6.00%, due 01/15/19	169,257
110,000	HBOS Capital Funding, LP, 6.07%, due 06/30/49† 144A	86,350
100,000	HBOS Treasury Services Plc/New York, NY, 5.25%, due 02/21/17 144A	102,209
7,000	HCA Inc., 6.30%, due 10/01/12	7,026
9,000	HCA, Inc., 6.25%, due 02/15/13	8,978
20,000	HCA, Inc., 5.75%, due 03/15/14	18,975
570,000	HCA, Inc., 6.50%, due 02/15/16	543,637
20,000	HCA, Inc., Senior Note, 9.13%, due 11/15/14	21,175
180,000	HCA, Inc., Senior Note, 9.25%, due 11/15/16	191,813
67,000	HCA, Inc., Senior Note, (PIK), 9.63%, due 11/15/16	71,941
215,000	Helix Energy Solutions Group, Inc., Senior Note, 9.50%, due 01/15/16 144A	222,525

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

210,000	Hertz Corp., Senior Note, 8.88%, due 01/01/14	216,825
40,000	Hess Corp., 7.88%, due 10/01/29	48,055
690,000	Hess Corp., 8.13%, due 02/15/19	842,459
335,000	Hewlett-Packard Co., 2.25%, due 05/27/11	340,249
235,000	Hexcel Corp., Senior Subordinated Note, 6.75%, due 02/01/15	233,825
75,000	Hexion Finance Escrow LLC/Hexion Escrow Corp., Series 1, 8.88%, due 02/01/18 144A	74,250
180,000	Hexion US Finance Corp. Hexion Nova Scotia Finance ULC, Second Priority Secured Senior Note, 9.75%, due 11/15/14	184,500
185,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Note, 9.00%, due 06/01/16 144A	193,325
250,000	Hornbeck Offshore Services, Inc., Senior Note, Series B, 6.13%, due 12/01/14	241,250
300,000	HSBC Finance Capital Trust IX, 5.91%, due 11/30/35†	268,500
430,000	HSBC Finance Corp., 4.63%, due 09/15/10	437,164
75,000	Huntsman International LLC, 8.63%, due 03/15/20 144A	75,563
240,000	Huntsman International LLC, Senior Subordinated Note, 7.38%, due 01/01/15	239,400
75,000	Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 7.75%, due 01/15/16 144A	72,563
300,000	ICICI Bank, Ltd., Reg S, Subordinated Note, 6.38%, due 04/30/22†	287,018
25,000	Inergy, LP/Inergy Finance Corp., 8.75%, due 03/01/15	26,281
270,000	Inergy, LP/Inergy Finance Corp., Senior Note, 6.88%, due 12/15/14	271,350
125,000	Innophos, Inc., Senior Subordinated Note, 8.88%, due 08/15/14	129,375
80,000	Intelsat Corp., 9.25%, due 08/15/14	82,400
110,000	Intelsat Jackson Holdings SA, 8.50%, due 11/01/19 144A	116,050
20,000	Intelsat Jackson Holdings SA, 9.50%, due 06/15/16	21,400
115,000	Interface, Inc., 11.38%, due 11/01/13	130,238
190,000	Intergen NV, Senior Note, 9.00%, due 06/30/17 144A	196,650
1,400,000	International Lease Finance Corp., 3.00%, due 02/23/15	1,436,313
1,100,000	International Lease Finance Corp., 3.00%, due 03/05/16	1,115,812
300,000	International Lease Finance Corp., 5.75%, due 06/15/11	301,612
300,000	International Lease Finance Corp., 0.60%, due 07/13/12†	267,489
175,000	International Paper, Co., 7.30%, due 11/15/39	187,603
115,000	Inverness Medical Innovations, Inc., 9.00%, due 05/15/16	117,588
120,000	Invista, Senior Note, 9.25%, due 05/01/12 144A	122,100
75,000	Iron Mountain, Inc., 8.75%, due 07/15/18	78,938
160,000	Isle of Capri Casinos, Inc., 7.00%, due 03/01/14	137,600
100,000	iStar Financial, Inc. REIT, Series 1, 5.88%, due 03/15/16	76,000
345,000	Japan Finance Corp., 2.00%, due 06/24/11	348,535
210,000	Jarden Corp., 7.50%, due 01/15/20	213,150
500,000	JPMorgan Chase & Co., 4.95%, due 03/25/20	496,697
1,030,000	JPMorgan Chase & Co., Global Subordinated Note, 5.15%, due 10/01/15	1,088,288
210,000	JPMorgan Chase & Co., Senior Note, 5.60%, due 06/01/11	221,215
1,440,000	JPMorgan Chase & Co., Subordinated Note, 6.13%, due 06/27/17	1,552,385
290,000	JPMorgan Chase Bank NA, 6.00%, due 10/01/17	309,654
725,000	JPMorgan Chase Bank NA, 0.59%, due 06/13/16†	681,369
310,000	JPMorgan Chase Bank NA, Subordinated Note, 6.00%, due 07/05/17	330,924
205,000	K Hovnanian Enterprises, Inc., 10.63%, due 10/15/16	219,350
180,000	K Hovnanian Enterprises, Inc., Guaranteed Senior Note, 6.50%, due 01/15/14	152,100
305,000	KAR Auction Services, Inc., Senior Note, 8.75%, due 05/01/14	312,625
6,000	KAR Auction Services, Inc., Senior Subordinated Note, 10.00%, due 05/01/15	6,330

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

1,680,000	Kaupthing Bank HF, 7.63%, due 02/28/15 144A¤†††	457,800
100,000	Kaupthing Bank HF, 7.13%, due 05/19/16 144A¤†††	260
590,000	Kerr-McGee Corp., 7.88%, due 09/15/31	687,275
1,000,000	KeyCorp, 6.50%, due 05/14/13	1,068,660
30,000	Kinder Morgan Energy Partners, LP, 7.13%, due 03/15/12	32,862
40,000	Kinder Morgan Energy Partners, LP, 6.75%, due 03/15/11	42,036
60,000	Kinder Morgan Energy Partners, LP, Senior Note, 5.00%, due 12/15/13	64,379
780,000	Kinder Morgan Energy Partners, LP, Senior Note, 6.00%, due 02/01/17	838,856
2,300,000	Kinder Morgan Finance Co. ULC, Guranteed Note, 5.70%, due 01/05/16	2,265,500
310,000	Koninklijke KPN NV, 8.00%, due 10/01/10	320,905
25,000	Kraft Foods, Inc., 6.50%, due 02/09/40	25,994
450,000	Kraft Foods, Inc., 6.50%, due 08/11/17	504,814
665,000	Kraft Foods, Inc., 5.38%, due 02/10/20	677,161
210,000	Kraft Foods, Inc., Global Note, 6.50%, due 11/01/31	216,792
725,000	Kreditanstalt fuer Wiederaufbau, 2.25%, due 04/16/12	740,218
600,000	Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	652,543
100,000	L-3 Communications Corp, Senior Subordinated Note, 6.38%, due 10/15/15	103,125
245,000	Lamar Media Corp., Senior Subordinated Note, 6.63%, due 08/15/15	239,181
5,000	Lamar Media Corp., Senior Subordinated Note, Series B, 6.63%, due 08/15/15	4,831
60,000	Lamar Media Corp., Senior Subordinated Note, Series C, 6.63%, due 08/15/15	57,975
140,000	Land O’Lakes Capital Trust I, 7.45%, due 03/15/28 144A	123,900
290,000	Landsbanki Islands HF, 6.10%, due 08/25/11 144A¤†††	34,800
600,000	LBG Capital No.1 Plc, 7.88%, due 11/01/20	543,000
570,000	LeasePlan Corp. NV, 3.00%, due 05/07/12 144A	589,289
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%, due 11/29/49†††	2,350
270,000	Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17†††	1,350
150,000	Lehman Brothers Holdings, Inc., (MTN), 6.20%, due 09/26/14†††	35,625
890,000	Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17†††	4,450
220,000	Libbey Glass, Inc., 10.00%, due 02/15/15 144A	232,650
225,000	Liberty Mutual Group, Inc., Junior Subordinated Note, Series A, 7.80%, due 03/07/87 144A	201,375
125,000	Life Technologies Corp., 6.00%, due 03/01/20	128,222
215,000	LINN Energy LLC, 9.88%, due 07/01/18	231,125
115,000	LINN Energy LLC, 8.63%, due 04/15/20 144A	115,431
500,000	Lloyds TSB Bank Plc, 4.38%, due 01/12/15 144A	493,415
500,000	Lloyds TSB Bank Plc, 5.80%, due 01/13/20 144A	488,740
1,700,000	Macquarie Bank, Ltd., 4.10%, due 12/17/13 144A	1,809,434
150,000	Mandalay Resort Group, Senior Note, 6.38%, due 12/15/11	144,375
170,000	MarkWest Energy Partners, LP/MarkWest Energy Finance Corp., Series B, 8.50%, due 07/15/16	173,613
130,000	Massachusetts Electric Co., Series 1, 5.90%, due 11/15/39 144A	132,153
215,000	Massey Energy Co., Senior Note, 6.88%, due 12/15/13	219,031
240,000	Medtronic, Inc., 4.45%, due 03/15/20	239,327
100,000	Merck & Co., Inc., 6.40%, due 03/01/28	109,650
350,000	Merna Reinsurance, Ltd., Series B, 2.04%, due 07/07/10† 144A	347,130
5,200,000	Merrill Lynch & Co., Inc., 6.05%, due 08/15/12	5,556,689
190,000	Merrill Lynch & Co., Inc., 5.45%, due 02/05/13	201,154
700,000	Merrill Lynch & Co., Inc., 0.96%, due 05/30/14†	884,018

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

840,000	Merrill Lynch & Co., Inc., Subordinated Note, 5.70%, due 05/02/17	836,156
25,000	Metlife, Inc., Senior Note, 6.38%, due 06/15/34	25,954
75,000	Metlife, Inc., Senior Secured Note, Series B, 7.72%, due 02/15/19	87,719
560,000	Metlife, Inc., Subordinated Note, 6.40%, due 12/15/36	509,600
45,000	MetroPCS Wireless, Inc., 9.25%, due 11/01/14	46,013
80,000	MetroPCS Wireless, Inc., Senior Note, 9.25%, due 11/01/14	82,200
730,000	Metropolitan Life Global Funding I, 2.50%, due 01/11/13 144A	731,061
175,000	Metropolitan Life Global Funding I, 2.88%, due 09/17/12 144A	177,992
400,000	Metropolitan Life Global Funding I, 5.13%, due 04/10/13 144A	429,739
175,000	Metropolitan Life Global Funding I, 5.13%, due 06/10/14 144A	185,532
15,000	MGM Mirage, 10.38%, due 05/15/14 144A	16,613
35,000	MGM Mirage, 11.13%, due 11/15/17 144A	39,550
180,000	MGM Mirage, Senior Note, 6.63%, due 07/15/15	149,850
40,000	MGM Mirage, Senior Note, 7.63%, due 01/15/17	33,500
90,000	MGM Mirage, Senior Note, 5.88%, due 02/27/14	76,275
200,000	MGM Mirage, Senior Note, 7.50%, due 06/01/16	167,500
150,000	Midamerican Energy Holdings Co., Senior Note, 6.50%, due 09/15/37	159,143
40,000	Mohegan Tribal Gaming Authority, Series 1, 11.50%, due 11/01/17 144A	42,800
265,000	Mohegan Tribal Gaming Authority, Senior Note, 6.13%, due 02/15/13	227,900
50,000	Mohegan Tribal Gaming Authority, Senior Note, 8.00%, due 04/01/12	46,375
940,000	Monumental Global Funding, Ltd., (MTN), 0.41%, due 06/16/10† 144A	935,027
75,000	Moog, Inc., 7.25%, due 06/15/18	73,875
975,000	Morgan Stanley, 0.55%, due 01/09/14†	933,053
1,000,000	Morgan Stanley, 6.60%, due 04/01/12	1,085,478
930,000	Morgan Stanley, 5.63%, due 01/09/12	985,439
125,000	Morgan Stanley, 7.30%, due 05/13/19	138,334
100,000	Morgan Stanley, 5.63%, due 09/23/19	99,828
900,000	Morgan Stanley, (MTN), Series F, 5.75%, due 08/31/12	966,139
125,000	Morgan Stanley, (MTN), Series F, 6.25%, due 08/28/17	131,395
130,000	Morgan Stanley, (MTN), Series F, 0.70%, due 10/18/16†	119,049
1,000,000	Morgan Stanley, (MTN), Series F, 6.63%, due 04/01/18	1,068,238
1,500,000	Morgan Stanley, Senior Note, 6.00%, due 04/28/15	1,608,579
1,895,000	Motors Liquidation Co., 8.38%, due 07/15/33†††	720,100
100,000	Motors Liquidation Co., Senior Note, 8.25%, due 07/15/23†††	37,500
130,000	Mueller Water Products, Inc., Senior Subordinated Note, 7.38%, due 06/01/17	117,975
100,000	MUFG Capital Finance 1, Ltd., Secured Note, 6.35%, due 07/25/99†	99,282
60,000	National Semiconductor Corp., Senior Note, 6.60%, due 06/15/17	65,238
155,000	Navistar International Corp., 8.25%, due 11/01/21	158,875
286,646	Neiman-Marcus Group, Inc., (PIK), 9.00%, due 10/15/15	293,812
225,000	News America, Inc., 6.20%, due 12/15/34	225,116
50,000	News America, Inc., Senior Note, 7.28%, due 06/30/28	53,831
30,000	News America, Inc., Senior Note, 6.65%, due 11/15/37	31,653
300,000	Nordea Bank AB, 4.88%, due 01/27/20 144A	298,063
430,000	Nordea Bank AB, 3.70%, due 11/13/14 144A	433,707
110,000	Nordic Telephone Co. Holdings ApS, Senior Note, 8.88%, due 05/01/16 144A	118,525
60,000	Norfolk Southern Corp., Senior Note, 7.25%, due 02/15/31	69,929
250,000	Norske Skogindustrier ASA, 7.13%, due 10/15/33 144A	146,250
281,244	Nortek, Inc., 11.00%, due 12/15/13	303,040

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

775,000	Novartis Capital Corp., 1.90%, due 04/24/13	775,134
520,000	Novelis, Inc., Senior Note, 7.25%, due 02/15/15	504,400
210,000	NRG Energy, Inc., Senior Note, 7.25%, due 02/01/14	212,100
40,000	NRG Energy, Inc., Senior Note, 7.38%, due 02/01/16	39,800
100,000	NRG Energy, Inc., Senior Note, 7.38%, due 01/15/17	99,250
600,000	Occidental Petroleum Corp., Senior Note, 7.00%, due 11/01/13	695,566
160,000	Offshore Logistics, Inc., Senior Note, 6.13%, due 06/15/13	160,400
125,000	Ohio Edison Co., Senior Note, 6.88%, due 07/15/36	135,139
45,000	OPTI Canada, Inc., Guaranteed Senior Note, 8.25%, due 12/15/14	42,525
20,000	OPTI Canada, Inc., Guaranteed Senior Note, 7.88%, due 12/15/14	18,800
650,000	Oracle Corp., 3.75%, due 07/08/14	678,976
20,000	Owens-Brockway Glass Container, Inc., Senior Secured Note, 6.75%, due 12/01/14	20,500
610,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	630,190
10,000	Pacific Gas & Electric Co., Senior Note, 5.63%, due 11/30/17	10,782
10,000	Peabody Energy Corp., Senior Note, 6.88%, due 03/15/13	10,163
606,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35	597,780
800,000	PepsiCo, Inc., Senior Note, 7.90%, due 11/01/18	992,451
160,000	Petrobras International Finance Co., 6.13%, due 10/06/16	173,156
681,000	Petrobras International Finance Co., 5.75%, due 01/20/20	701,083
20,000	Petrobras International Finance Co., 5.88%, due 03/01/18	20,987
225,000	Pfizer, Inc., 5.35%, due 03/15/15	248,188
155,000	PHI, Inc., Senior Note, 7.13%, due 04/15/13	151,319
100,000	Philip Morris International, Inc., 6.88%, due 03/17/14	114,612
275,000	Philip Morris International, Inc., 4.50%, due 03/26/20	268,838
225,000	Pinnacle Entertainment, Inc., Senior Subordinated Note, 7.50%, due 06/15/15	195,750
30,000	Pride International, Inc., Senior Note, 7.38%, due 07/15/14	31,050
150,000	Progress Energy, Inc., 4.88%, due 12/01/19	147,353
275,000	Prudential Financial, Inc., 4.75%, due 09/17/15	283,387
200,000	QVC, Inc., 7.38%, due 10/15/20 144A	202,000
20,000	Qwest Communications International, Inc., Senior Note, Series B, 7.50%, due 02/15/14	20,450
100,000	Qwest Corp., 6.88%, due 09/15/33	97,000
45,000	Qwest Corp., 7.50%, due 10/01/14	49,388
55,000	Qwest Corp., Senior Note, 6.50%, due 06/01/17	57,544
295,000	Rabobank Nederland NV, 11.00%, due 12/29/49† 144A	380,736
157,000	RailAmerica, Inc., 9.25%, due 07/01/17	168,186
75,000	RathGibson, Inc., Senior Note, 11.25%, due 02/15/14†††	18,750
305,000	RBS Global, Inc./Rexnord LLC, 9.50%, due 08/01/14	318,725
310,000	Realogy Corp., Senior Note, 10.50%, due 04/15/14	268,925
220,000	Reed Elsevier Capital, Inc., Guaranteed Note, 8.63%, due 01/15/19	274,906
239,000	Regency Energy Partners, LP/Regency Energy Finance Corp., Senior Note, 8.38%, due 12/15/13	249,158
590,000	Resona Preferred Global Securities, Cayman, 7.19%, due 12/29/49† 144A	553,621
755,000	Reynolds American, Inc., Senior Note, 6.75%, due 06/15/17	809,824
190,000	Reynolds American, Inc., Senior Secured Note, 7.25%, due 06/01/12	207,673
530,000	Reynolds Group DL Escrow Inc/Reynolds Group Escrow LLC, 7.75%, due 10/15/16 144A	547,225

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

1,010,000	Rio Tinto Finance USA, Ltd., 9.00%, due 05/01/19	1,298,396
145,000	River Rock Entertainment Authority, Senior Note, 9.75%, due 11/01/11	134,488
820,000	Roche Holdings, Inc., Guaranteed Note, 6.00%, due 03/01/19 144A	907,784
25,000	Roche Holdings, Inc., Guaranteed Note, 5.00%, due 03/01/14 144A	27,027
225,000	Rockies Express Pipeline LLC, 5.63%, due 04/15/20 144A	221,935
40,000	Rogers Cable, Inc., 6.25%, due 06/15/13	44,114
20,000	Rogers Communications, Inc., Senior Note, 6.80%, due 08/15/18	22,788
55,000	Rogers Wireless Communications, Inc., Senior Secured Note, 7.50%, due 03/15/15	64,264
110,000	Royal Bank of Scotland Group Plc, 5.00%, due 11/12/13	106,949
100,000	Royal Bank of Scotland Group Plc, Series U, 7.64%, due 03/31/43†	63,500
140,000	Royal Bank of Scotland Group Plc, 5.05%, due 01/08/15	132,698
200,000	Royal Bank of Scotland Group Plc, 6.99%, due 10/29/49† 144A	143,000
710,000	Royal Bank of Scotland Group Plc, 6.40%, due 10/21/19	711,076
550,000	Royal Bank of Scotland Group Plc, 5.00%, due 10/01/14	526,871
100,000	Royal Bank of Scotland Group Plc, 4.88%, due 03/16/15	100,084
20,000	Royal Bank of Scotland Group Plc, Subordinated Note, 6.38%, due 02/01/11	20,303
150,000	RSHB Capital SA for OJSC Russian Agricultural Bank, 6.30%, due 05/15/17 144A	156,360
35,000	SandRidge Energy, Inc., Series 1, 8.75%, due 01/15/20 144A	34,300
175,000	SandRidge Energy, Inc., 9.88%, due 05/15/16 144A	180,688
500,000	Santander US Debt SA Unipersonal, Series 1, 3.72%, due 01/20/15 144A	498,654
135,000	Satelites Mexicanos SA de CV, 9.04%, due 11/30/11†	127,575
10,000	Service Corp. International, Senior Note, 7.63%, due 10/01/18	10,175
110,000	Service Corp. International, Senior Note, 7.50%, due 04/01/27	101,200
350,000	Shell International Finance BV, 4.00%, due 03/21/14	368,652
650,000	Shell International Finance BV, 1.88%, due 03/25/13	649,830
670,000	Shell International Finance BV, 4.38%, due 03/25/20	665,554
400,000	Sheraton Holding Corp., 7.38%, due 11/15/15	419,000
410,000	Shinsei Finance Cayman, Ltd., 6.42%, due 01/29/49† 144A	284,654
1,800,000	SLM Corp., 8.00%, due 03/25/20	1,755,716
10,000	SLM Corp., 5.00%, due 04/15/15	9,115
690,000	SLM Corp., 5.38%, due 05/15/14	654,150
75,000	SLM Corp., 5.63%, due 08/01/33	58,037
700,000	SLM Corp., 4.75%, due 03/17/14	887,971
335,000	SLM Corp., (MTN), 5.00%, due 10/01/13	320,296
225,000	SLM Corp., (MTN), 0.55%, due 01/27/14†	194,844
65,000	Smithfield Foods, Inc., 10.00%, due 07/15/14 144A	72,800
240,000	Smithfield Foods, Inc., Senior Note, 7.00%, due 08/01/11	246,300
135,000	Societe Financement de l’Economie Francaise, 3.38%, due 05/05/14 144A	140,200
200,000	Sonat, Inc., 7.63%, due 07/15/11	209,846
100,000	Southern California Edison Co., Series 2, 5.95%, due 02/01/38	104,288
1,300,000	Sprint Capital Corp., 7.63%, due 01/30/11	1,343,875
80,000	Sprint Capital Corp., 8.75%, due 03/15/32	74,600
60,000	Sprint Capital Corp., Guaranteed Note, 6.90%, due 05/01/19	55,200
1,050,000	Sprint Nextel Corp., 6.00%, due 12/01/16	952,875
135,000	Station Casinos, Inc., 7.75%, due 08/15/16¤†††	10,463
90,000	Station Casinos, Inc., Senior Note, 6.00%, due 04/01/12†††	6,525
140,000	Steel Dynamics, Inc., 7.63%, due 03/15/20 144A	144,200

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

100,000	Steel Dynamics, Inc., Senior Note, 6.75%, due 04/01/15	101,250
15,000	Steel Dynamics, Inc., Senior Note, 7.38%, due 11/01/12	15,675
105,000	Stora Enso Oyj, 7.25%, due 04/15/36 144A	81,760
15,000	Sun Media Corp., Senior Note, 7.63%, due 02/15/13	14,794
196,000	Sungard Data Systems, Inc., 9.13%, due 08/15/13	201,880
110,000	Sungard Data Systems, Inc., Senior Subordinated Note, 10.25%, due 08/15/15	116,188
500,000	SunTrust Banks, Inc., 6.10%, due 12/15/36†	412,719
99,000	SunTrust Preferred Capital I, 5.85%, due 12/31/49†	77,715
1,910,000	Svensk Exportkredit AB, Global Note, (MTN), Series G, 4.88%, due 09/29/11	2,015,623
1,400,000	Swedbank AB, 3.00%, due 12/22/11 144A	1,440,635
175,000	Swift Energy Co., 8.88%, due 01/15/20	182,875
95,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 8.25%, due 07/01/16	97,613
10,000	TCI Communications, Inc., Senior Note, 8.75%, due 08/01/15	12,152
380,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	413,566
20,000	Teck Resources, Ltd., 9.75%, due 05/15/14	23,800
20,000	Teck Resources, Ltd., 10.25%, due 05/15/16	23,900
35,000	Teck Resources, Ltd., 10.75%, due 05/15/19	43,050
35,000	Teekay Corp., 8.50%, due 01/15/20	36,750
220,000	Tele-Communications-TCI Group, Senior Note, 7.13%, due 02/15/28	234,499
270,000	Telecom Italia Capital SA, Guaranteed Senior Note, 5.25%, due 10/01/15	276,778
205,000	Telefonica Emisiones SAU, 5.98%, due 06/20/11	215,559
75,000	Telefonica Emisones SAU, Guaranteed Senior Note, 6.42%, due 06/20/16	83,427
75,000	Telefonica Emisones SAU, Guaranteed Senior Note, 7.05%, due 06/20/36	84,824
360,000	TELUS Corp., 8.00%, due 06/01/11	387,547
40,000	Tenet Healthcare Corp., 8.88%, due 07/01/19 144A	43,500
115,000	Tenet Healthcare Corp., Senior Secured Note, 10.00%, due 05/01/18 144A	129,375
80,000	Tenet Healthcare Corp., Senior Secured Note, 9.00%, due 05/01/15 144A	86,600
20,000	Tennessee Gas Pipeline Co., 7.63%, due 04/01/37	22,215
270,000	Terex Corp., Senior Subordinated Note, 7.38%, due 01/15/14	275,400
110,000	Tesoro Corp., Senior Note, 6.50%, due 06/01/17	101,750
120,000	Tesoro Corp., Senior Note, 6.25%, due 11/01/12	120,900
45,000	Texas Industries, Inc., 7.25%, due 07/15/13	44,438
140,000	Texas Industries, Inc., Senior Note, 7.25%, due 07/15/13	138,250
260,000	Time Warner Cable, Inc., 5.40%, due 07/02/12	279,258
740,000	Time Warner Cable, Inc., 5.85%, due 05/01/17	793,506
160,000	Time Warner Cable, Inc., 7.30%, due 07/01/38	178,633
90,000	Time Warner Cable, Inc., 8.75%, due 02/14/19	111,797
10,000	Time Warner Cable, Inc., 8.25%, due 04/01/19	12,121
90,000	Time Warner Cos., Inc., 7.57%, due 02/01/24	103,983
240,000	Time Warner Entertainment Co. LP, Senior Subordinated Note, 8.38%, due 07/15/33	289,873
100,000	Time Warner Entertainment Co. LP, Senior Subordinated Note, 8.38%, due 03/15/23	122,300
130,000	Time Warner, Inc., 6.88%, due 05/01/12	143,064
40,000	TL Acquisitions, Inc., Senior Subordinated Note, 10.50%, due 01/15/15 144A	38,600
330,000	TNK-BP Finance SA, 6.63%, due 03/20/17 144A	339,900
330,000	Transocean, Inc., Senior Note, 5.25%, due 03/15/13	356,515
810,000	Travelers Cos. (The), Inc., Subordinated Note, 6.25%, due 03/15/37†	798,434

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

1,050,000	Tyco International Finance SA, 6.00%, due 11/15/13	1,161,324
80,000	Tyco International Finance SA, Guaranteed Note, 6.75%, due 02/15/11	83,898
90,000	Tyco International Finance SA, Senior Note, 6.38%, due 10/15/11	97,004
500,000	UBS AG/Stamford Branch, 5.75%, due 04/25/18	512,981
370,000	UBS AG/Stamford Branch, 3.88%, due 01/15/15	365,411
175,000	Unisys Corp., 14.25%, due 09/15/15 144A	209,563
660,000	United Parcel Service, Inc., Senior Note, 4.50%, due 01/15/13	705,937
260,000	United Rentals North America, Inc., 9.25%, due 12/15/19	266,500
20,000	United Rentals North America, Inc., Senior Subordinated Note, 7.00%, due 02/15/14	18,600
95,000	United States Steel Corp., Senior Note, 7.00%, due 02/01/18	94,050
125,000	United Technologies Corp., 5.70%, due 04/15/40	126,873
520,000	UnitedHealth Group, Inc., Senior Note, 6.00%, due 02/15/18	556,076
725,000	US Central Federal Credit Union, 1.25%, due 10/19/11	729,619
237,000	US Concrete, Inc., Senior Subordinated Note, 8.38%, due 04/01/14	141,015
245,000	USG Corp., 6.30%, due 11/15/16	220,500
390,000	Vale Overseas, Ltd., Guaranteed Note, 6.88%, due 11/21/36	404,449
125,000	Valero Energy Corp., 6.63%, due 06/15/37	119,245
220,000	Vedanta Resources Plc, Senior Global Note, 8.75%, due 01/15/14 144A	242,550
105,000	Ventas Realty, LP/Ventas Capital Corp. REIT, 6.50%, due 06/01/16	107,433
50,000	Ventas Realty, LP/Ventas Capital Corp. REIT, Senior Note, 9.00%, due 05/01/12	53,385
45,000	Ventas Realty, LP/Ventas Capital Corp. REIT, Senior Note, 6.75%, due 04/01/17	46,265
125,000	Verizon Communications, Inc., 6.35%, due 04/01/19	138,641
110,000	Verizon Communications, Inc., 6.10%, due 04/15/18	120,518
400,000	Verizon Communications, Inc., 8.75%, due 11/01/18	502,599
270,000	Verizon Global Funding Corp., Global Note, 7.38%, due 09/01/12	305,926
90,000	Verizon Virginia, Inc., 4.63%, due 03/15/13	94,465
440,000	Vodafone Group Plc, 4.15%, due 06/10/14	457,344
1,500,000	Wachovia Bank NA, 0.59%, due 03/15/16†	1,381,459
220,000	Wachovia Capital Trust III, 5.80%, due 03/29/49†	188,650
310,000	Wachovia Capital Trust III, 5.80%, due 03/15/42†	265,825
530,000	Wachovia Corp., 5.75%, due 02/01/18	564,318
1,000,000	Wachovia Corp., 5.30%, due 10/15/11	1,058,432
700,000	Wachovia Corp., Senior Note, 5.63%, due 10/15/16	738,698
640,000	Wachovia Corp., Subordinated Note, 5.25%, due 08/01/14	672,896
260,000	Wal-Mart Stores, Inc., 5.63%, due 04/01/40	259,997
730,000	WellPoint, Inc., 5.88%, due 06/15/17	784,932
130,000	Wells Fargo & Co., 5.30%, due 08/26/11	136,986
1,000,000	Wells Fargo Bank NA, Subordinated Note, 4.75%, due 02/09/15	1,039,581
350,000	Wells Fargo Capital X, 5.95%, due 12/15/36	322,643
19,000	Westlake Chemical Corp., Senior Note, 6.63%, due 01/15/16	18,620
437,000	Williams Cos., Inc., Series A, 7.50%, due 01/15/31	481,483
120,000	Williams Partners, LP, 5.25%, due 03/15/20 144A	120,476
290,000	Williams Partners, LP/Williams Partners Finance Corp., Senior Note, 7.25%, due 02/01/17	331,513
140,000	Windstream Corp., Senior Note, 8.63%, due 08/01/16	143,850
210,000	Windstream Holding of the Midwest, Inc., 6.75%, due 04/01/28	173,233
585,000	Wyeth, 5.95%, due 04/01/37	614,579
30,000	Wyeth, 6.00%, due 02/15/36	31,818

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

285,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.63%, due 12/01/14	285,712
200,000	XTO Energy, Inc., Senior Note, 6.50%, due 12/15/18	231,221
30,000	XTO Energy, Inc., Senior Note, 6.25%, due 08/01/17	34,148
380,000	XTO Energy, Inc., Senior Note, 7.50%, due 04/15/12	425,933
40,000	XTO Energy, Inc., Senior Note, 6.75%, due 08/01/37	46,990
290,000	XTO Energy, Inc., Senior Note, 5.65%, due 04/01/16	321,488

		222,457,929

	Mortgage Backed Securities — 18.8%

476,981	American Home Mortgage Assets, Series 2006-6, Class A1A, 0.44%, due 11/25/36†	245,595
160,632	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A3, 6.09%, due 06/11/35	161,511
700,000	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4, 6.19%, due 06/11/35	739,799
210,000	Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.12%, due 10/10/45†	214,148
213,966	Banc of America Funding Corp., Series 2005-E, Class 8A1, 3.52%, due 06/20/35†	107,059
375,823	Banc of America Mortgage Securities, Series 2005-A, Class 2A1, 3.18%, due 02/25/35†	320,685
726,077	BCAP LLC Trust, Series 2007-AA1, Class 1A1, 0.35%, due 02/25/47†	494,936
91,768	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA, 4.48%, due 07/25/34†	87,069
101,203	Bear Stearns Commercial Mortgage Securities, Series 2000-WF2, Class A2, 7.32%, due 10/15/32†	102,257
520,000	Bear Stearns Commercial Mortgage Securities, Series 2002-TOP6, Class A2, 6.46%, due 10/15/36	553,588
60,000	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A6, 4.83%, due 11/11/41	61,571
1,200,000	Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4, 5.72%, due 09/11/38†	1,255,214
417,419	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A3, 4.90%, due 12/25/35†	380,199
18,323	Countrywide Alternative Loan Trust, Series 2004-18CB, Class 2A5, 0.70%, due 09/25/34†	17,020
289,572	Countrywide Alternative Loan Trust, Series 2005-34CB, Class 1A6, 5.50%, due 09/25/35	271,877
148,848	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 0.56%, due 11/20/35†	78,691
113,356	Countrywide Alternative Loan Trust, Series 2005-61, Class 1A1, 0.51%, due 12/25/35†	69,053
73,166	Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1, 0.52%, due 11/25/35†	41,774
630,587	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 0.43%, due 03/20/47†	338,196
93,758	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A1, 0.34%, due 11/25/36†	90,829

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

117,401	Countrywide Alternative Loan Trust, Series 2006-OC11, Class 2A1, 0.35%, due 01/25/37†	114,255
272,571	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-29, Class 1A1, 0.79%, due 02/25/35†	204,786
119,376	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-3, Class 1A2, 0.54%, due 04/25/35†	68,590
111,446	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-9, Class 1A1, 0.55%, due 05/25/35†	66,186
124,620	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF, 0.65%, due 09/25/35† 144A	105,405
476,251	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-16, Class A1, 6.50%, due 10/25/37	409,623
590,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3, 6.13%, due 04/15/37	626,813
320,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2, 4.94%, due 12/15/35	335,758
1,000,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4, 5.10%, due 08/15/38†	1,020,242
259,224	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1, 6.00%, due 10/25/21	192,650
400,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A3, 5.81%, due 09/15/39†	388,117
498,025	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-OA1, Class A1, 0.45%, due 02/25/47†	282,921
138,234	DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B1, 6.91%, due 06/10/31†	138,182
43,771	FHLMC, 5.50%, due 10/01/35	46,344
46,499	FHLMC, 5.50%, due 05/01/35	49,231
781,280	FHLMC, 5.50%, due 08/01/38	826,050
1,100,000	FHLMC, 5.00%, due 02/01/19	1,161,360
711,867	FHLMC, 5.50%, due 12/01/36	753,255
1,600,000	FHLMC Gold Pool, 5.50%, due 07/01/35	1,689,750
2,000,000	FHLMC Gold Pool, 5.00%, due 05/01/36	2,065,312
1,207,083	FHLMC Gold Pool, 5.50%, due 12/01/37	1,277,263
731,472	FHLMC Gold Pool, 5.50%, due 04/01/38	773,387
431,710	FHLMC Gold Pool, 5.50%, due 11/01/35	457,080
240,000	FHLMC Multifamily Structured Pass Through Certificates, Series K003, Class A3, 4.32%, due 12/25/15	251,353
77,634	FHLMC Non Gold Pool, 5.83%, due 05/01/37†	82,492
102,345	FHLMC Non Gold Pool, 6.29%, due 09/01/36†	108,103
298,454	FHLMC Non Gold Pool, 5.37%, due 05/01/36†	313,259
560,697	FHLMC Structured Pass Through Securities, Series T-61, Class 1A1, 1.87%, due 07/25/44†	538,182
622,634	First Horizon Alternative Mortgage Securities, Series 2006-FA8, Class 1A8, 0.62%, due 02/25/37†	307,326
1,641,616	FNMA, 6.00%, due 10/01/37	1,746,807
52,625	FNMA, 6.00%, due 10/01/35	56,484
500,000	FNMA, 4.00%, due 01/01/38	484,844

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

295,458	FNMA, 5.50%, due 12/01/18	319,179
33,191	FNMA, 5.00%, due 12/01/35	34,340
122,903	FNMA, 6.00%, due 08/01/36	131,201
502,049	FNMA, 6.00%, due 11/01/36	535,945
1,781,568	FNMA, 6.00%, due 08/01/37	1,895,727
2,000,000	FNMA, 6.00%, due 12/01/35	2,128,438
3,300,000	FNMA, 6.00%, due 12/01/35	3,505,735
3,433,033	FNMA, 5.50%, due 01/01/37	3,624,584
91,219	FNMA, 6.00%, due 11/01/21	98,642
208,336	FNMA, 5.50%, due 03/01/21	223,629
364,315	FNMA, 5.50%, due 02/01/35	386,692
1,725,652	FNMA, 5.00%, due 07/01/35	1,788,077
245,810	FNMA, 5.50%, due 02/01/36	259,525
979,668	FNMA, 5.00%, due 04/01/38	1,012,144
1,200,000	FNMA, 4.50%, due 09/01/38	1,203,000
1,587,662	FNMA, 4.00%, due 01/01/25	1,613,753
500,000	FNMA, 5.00%, due 06/01/19	527,422
300,000	FNMA, 5.00%, due 11/01/35	309,516
5,300,000	FNMA, 5.50%, due 10/01/19	5,669,346
100,000	FNMA, 5.50%, due 05/01/35	105,406
1,147,955	FNMA, 5.00%, due 06/01/35	1,189,481
425,435	FNMA, 5.00%, due 12/01/36	439,628
74,654	FNMA, 6.00%, due 07/01/38	79,403
1,390,113	FNMA, 5.50%, due 06/01/38	1,466,946
885,814	FNMA, 5.00%, due 04/01/38	915,178
764,790	FNMA, 5.50%, due 10/01/35	810,091
9,464,217	FNMA, 5.50%, due 05/01/33	10,045,522
2,780,179	FNMA, 5.00%, due 10/01/35	2,876,406
668,787	FNMA, 6.50%, due 10/01/37	726,898
996,030	FNMA, 4.00%, due 02/01/25	1,012,398
402,521	FNMA, 4.00%, due 03/01/25	409,136
6,416,594	FNMA, 5.50%, due 06/01/33	6,810,709
4,705,454	FNMA, 5.50%, due 01/01/34	4,994,469
58,034	FNMA, 5.50%, due 12/01/32	61,616
182,186	FNMA, 5.50%, due 04/01/36	191,128
651,905	FNMA, 5.50%, due 07/01/33	691,945
11,953	FNMA, 5.50%, due 05/25/27	12,050
37,379	FNMA, 5.50%, due 09/01/19	40,356
303,273	FNMA, 5.50%, due 10/01/18	327,621
487,650	FNMA, 5.50%, due 06/01/20	526,801
5,592,336	FNMA, 5.00%, due 03/01/36	5,785,897
495,641	FNMA, 5.50%, due 06/01/20	535,433
511,641	FNMA, 5.00%, due 07/01/35	529,350
551,877	FNMA, 5.00%, due 09/01/35	570,978
240,513	FNMA, 5.00%, due 09/01/35†	252,505
1,109,859	FNMA, 5.00%, due 12/01/35	1,148,274
129,100	FNMA, 5.00%, due 12/01/35	133,569

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

573,017	FNMA, 5.50%, due 04/01/36	604,989
40,610	FNMA, 6.50%, due 04/01/36	44,138
770,707	FNMA, 5.50%, due 03/01/36	813,709
450,762	FNMA, 6.00%, due 09/01/36	481,195
75,521	FNMA, 6.00%, due 09/01/36	80,620
944,777	FNMA, 6.00%, due 05/01/36	1,008,563
643,091	FNMA, 5.50%, due 08/01/37	679,978
353,416	FNMA, 6.00%, due 08/01/36	377,277
79,664	FNMA, 6.00%, due 09/01/36	85,043
120,821	FNMA, 6.00%, due 08/01/37	128,563
378,946	FNMA, 6.50%, due 10/01/37	411,281
669,876	FNMA, 5.50%, due 11/01/36	707,252
1,116,474	FNMA, 4.50%, due 12/01/20	1,170,912
32,162	FNMA, 6.00%, due 04/01/38	34,222
52,173	FNMA, 6.00%, due 07/01/37	55,516
838,780	FNMA, 6.00%, due 08/01/37	892,527
694,755	FNMA, 6.00%, due 10/01/37	739,274
55,297	FNMA, Series 2002-T6, Class A1, 3.31%, due 02/25/32	53,728
83,931	FNMA, Series 2005-68, Class PC, 5.50%, due 07/25/35	90,358
1,020,000	GE Capital Commercial Mortgage Corp., Series 2001-1, Class A2, 6.53%, due 05/15/33	1,055,714
790,000	GE Capital Commercial Mortgage Corp., Series 2001-3, Class A2, 6.07%, due 06/10/38	831,773
745,000	GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3, 5.35%, due 08/11/36	787,059
57,884	GMAC Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2, 7.46%, due 08/16/33†	57,990
129,875	GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2, 6.96%, due 09/15/35	132,359
298,023	GNMA, 5.00%, due 05/15/34	311,997
239,997	GNMA, 5.00%, due 09/15/35	250,801
35,459	GNMA, 5.00%, due 12/15/34	37,122
712,878	GNMA, 5.50%, due 02/15/35	758,521
178,979	GNMA, 5.00%, due 04/15/35	187,036
191,942	GNMA, 5.00%, due 11/15/35	200,582
243,414	GNMA, 5.00%, due 04/15/35	254,371
337,092	GNMA, 5.00%, due 08/15/33	353,215
230,978	GNMA, 5.00%, due 09/15/35	241,376
334,972	GNMA, 5.00%, due 06/15/35	350,051
156,384	GNMA, 5.00%, due 12/15/35	163,423
79,609	GNMA Pool I, 7.50%, due 03/15/17	89,052
405,713	GNMA Pool I, 5.00%, due 09/15/35	423,977
39,473	GNMA Pool I, 5.00%, due 04/15/36	41,176
4,000,000	GNMA Pool I, 6.00%, due 04/01/36	4,273,128
3,000,000	GNMA Pool I TBA, 4.50%, due 04/01/29	3,036,093
400,000	GNMA Pool I TBA, 5.50%, due 06/01/36	423,125
1,000,000	GNMA Pool I TBA, 5.00%, due 04/01/38	1,039,531
1,600,000	GNMA Pool II, 4.00%, due 02/01/29	1,560,504

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

1,900,000	GNMA Pool II TBA, 5.00%, due 10/01/38	1,970,657
1,500,000	GNMA TBA, 6.50%, due 08/01/33	1,615,429
656,834	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 1A1A, 0.33%, due 03/25/37†	502,024
988,630	Greenpoint Mortgage Funding Trust, Series 2007-AR2, Class 1A1, 0.38%, due 04/25/47†	700,461
480,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, 4.80%, due 08/10/42†	477,672
109,269	GSAA Trust, Series 2006-5, Class 2A1, 0.32%, due 03/25/36†	75,064
314,562	GSR Mortgage Loan Trust, Series 2004-7, Class 4A1, 4.85%, due 06/25/34†	275,517
460,093	GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.21%, due 11/25/35†	422,852
87,607	Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 0.55%, due 11/19/35†	52,998
111,970	Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1A, 0.58%, due 06/20/35†	85,041
1,403,699	Harborview Mortgage Loan Trust, Series 2006-13, Class A, 0.42%, due 11/19/46†	627,190
491,352	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A, 0.45%, due 11/19/36†	287,335
1,391,509	Harborview Mortgage Loan Trust, Series 2007-4, Class 2A1, 0.46%, due 06/25/37†	766,169
520,000	Honda Auto Receivables Owner Trust, Series 2010-1, Class A2, 0.62%, due 02/21/12	520,251
713,466	Impac Secured Assets CMN Owner Trust, Series 2005-2, Class A1, 0.57%, due 03/25/36†	349,892
492,917	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 5.10%, due 09/25/35†	371,673
1,203,191	Indymac Index Mortgage Loan Trust, Series 2007-AR15, Class 2A1, 5.55%, due 08/25/37†	588,760
279,036	Indymac Index Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 6.14%, due 11/25/37†	205,102
170,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIC2, Class A3, 6.43%, due 04/15/35	176,824
190,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A5, 4.65%, due 01/12/37	194,078
160,397	JP Morgan Mortgage Trust, Series 2006-S2, Class 2A2, 5.88%, due 07/25/36	147,383
106,123	JP Morgan Mortgage Trust, Series 2007-S1, Class 1A2, 5.50%, due 03/25/22	100,881
438,264	LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2, 7.37%, due 08/15/26	440,408
445,579	LB-UBS Commercial Mortgage Trust, Series 2001-C2, Class A2, 6.65%, due 11/15/27	461,394
1,110,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.74%, due 07/15/30	1,133,550
380,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, due 09/15/39	387,159
76,530	Lehman XS Trust, Series 2005-5N, Class 1A1, 0.55%, due 11/25/35†	49,787
158,807	Lehman XS Trust, Series 2005-7N, Class 1A1B, 1.00%, due 12/25/35† †††	52,018
353,322	Lehman XS Trust, Series 2006-2N, Class 1A1, 1.00%, due 02/25/46† †††	181,879
674,271	Lehman XS Trust, Series 2007-2N, Class 3A1, 1.00%, due 02/25/37† †††	593,687
201,209	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 4.83%, due 01/25/36†	169,418

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

1,616,629	MASTR Adjustable Rate Mortgages Trust, Series 2007-3, Class 12A1, 0.45%, due 05/25/47†	818,886
626,524	MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1, 5.59%, due 11/25/35† 144A	351,728
188,977	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 0.60%, due 05/25/35† 144A	153,773
111,789	Merrill Lynch Mortgage Investors, Inc., Series 2005-A3, Class A1, 0.52%, due 04/25/35†	66,747
520,000	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6, 5.23%, due 11/12/37†	539,475
300,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.66%, due 05/12/39†	312,317
133,029	Morgan Stanley Dean Witter Capital I, Series 2000-LIFE2, Class A2, 7.20%, due 10/15/33	134,537
642,496	Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A4, 6.66%, due 02/15/33	658,524
539,275	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 0.44%, due 09/25/46†	297,825
540,944	Prime Mortgage Trust, Series 2006-DR1, Class 1A1, 5.50%, due 05/25/35 144A	525,081
236,819	Prime Mortgage Trust, Series 2006-DR1, Class 1A2, 6.00%, due 05/25/35 144A	231,763
1,670,448	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, due 05/25/35 144A	1,546,179
1,281,096	Prime Mortgage Trust, Series 2006-SRS12, Class AF, 6.00%, due 05/25/35 144A	1,081,169
127,703	Residential Accredit Loans, Inc., Series 2005-QQ3, Class A1, 0.65%, due 10/25/45†	69,043
401,810	Residential Accredit Loans, Inc., Series 2006-Q08, Class 1A1, 0.34%, due 10/25/46†	374,504
370,116	Residential Asset Securitization Trust, Series 2003-A8, Class A2, 0.60%, due 10/25/18†	335,338
765,000	Salomon Brothers Mortgage Securities VII, Series 2002-KEY2, Class A3, 4.87%, due 03/18/36	798,425
493,996	Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1, 6.20%, due 09/25/37†	440,474
502,376	Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1, 6.20%, due 09/25/37†	429,933
160,801	Washington Mutual, Inc., Series 2005-AR13, Class A1A1, 0.54%, due 10/25/45†	124,211
152,191	Washington Mutual, Inc., Series 2005-AR15, Class A1A1, 0.51%, due 11/25/45†	117,063
152,191	Washington Mutual, Inc., Series 2005-AR15, Class A1A2, 0.53%, due 11/25/45†	102,219
364,567	Washington Mutual, Inc., Series 2005-AR17, Class A1A1, 0.52%, due 12/25/45†	278,786
182,284	Washington Mutual, Inc., Series 2005-AR17, Class A1A2, 0.54%, due 12/25/45†	126,044
228,285	Washington Mutual, Inc., Series 2005-AR19, Class A1A1, 0.52%, due 12/25/45†	174,410
285,356	Washington Mutual, Inc., Series 2005-AR19, Class A1A2, 0.54%, due 12/25/45†	191,613
405,031	Washington Mutual, Inc., Series 2006-AR14, Class 1A4, 5.59%, due 11/25/36†	307,610
997,161	Washington Mutual, Inc., Series 2006-AR16, Class 1A1, 5.57%, due 12/25/36†	719,912
438,299	Washington Mutual, Inc., Series 2006-AR20, Class 1A1, 5.92%, due 09/25/36†	343,332
1,000,000	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A4, 5.75%, due 04/25/36†	826,308

		142,307,473

	Municipal Obligations — 1.7%

2,700,000	California East Bay Municipal Utility District, 5.87%, due 06/01/40	2,708,640
600,000	Chicago Transit Authority, Series A, 6.90%, due 12/01/40	640,722

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Par Value ($)	Description	Value ($)
	Municipal Obligations — continued

600,000	Chicago Transit Authority, Series B, 6.90%, due 12/01/40	640,722
115,000	Greater Chicago Metropolitan Water Reclamation District, 5.72%, due 12/01/38	117,780
125,000	New York State Dormitory Authority, 5.63%, due 03/15/39	122,937
170,000	Ohio Housing Finance Agency, 6.04%, due 09/01/17	170,408
100,000	Port Authority of New York & New Jersey, 6.04%, due 12/01/29	102,429
125,000	State of California General Obligation, 7.30%, due 10/01/39	125,567
800,000	State of California General Obligation, 7.50%, due 04/01/34	826,280
1,700,000	State of California General Obligation, 7.55%, due 04/01/39	1,759,279
1,200,000	State of Illinois General Obligation, 1.82%, due 01/01/11	1,204,752
4,100,000	State of Illinois General Obligation, 2.77%, due 01/01/12	4,135,055
300,000	State of Texas, 5.52%, due 04/01/39	298,158

		12,852,729

	Sovereign Debt Obligations — 0.7%

2,500,000	Canadian Government Bond, 1.50%, due 03/01/12	2,453,428
580,000	Hellenic Republic Government Bond, 6.10%, due 08/20/15	786,077
1,025,000	Province of Ontario Canada, 1.88%, due 11/19/12	1,032,222
750,000	Province of Ontario Canada, 4.10%, due 06/16/14	801,990
7,520	Russian Foreign — Eurobond, 7.50%, due 03/31/30†† 144A	8,686
112,000	United Mexican States, 6.75%, due 09/27/34	123,760
60,000	United Mexican States, 7.50%, due 04/08/33	71,850
95,000	United Mexican States, 5.63%, due 01/15/17	102,125

		5,380,138

	U.S. Government and Agency Obligations — 37.9%

416,738	Federal Home Loan Bank, 4.72%, due 09/20/12	442,564
800,000	Federal Home Loan Bank, 5.63%, due 06/11/21	883,248
205,000	Federal Home Loan Bank, 5.63%, due 06/13/16	215,592
1,660,000	FHLMC, 3.00%, due 07/28/14	1,698,479
640,266	FHLMC, 5.61%, due 02/01/37†	678,304
350,000	Financing Corp. FICO STRIPS, 0.00%, due 05/11/18‡	247,068
140,000	Financing Corp. FICO STRIPS, 0.00%, due 08/03/18‡	97,337
50,000	Financing Corp. FICO STRIPS, 0.00%, due 06/06/19‡	32,829
330,000	Financing Corp. FICO STRIPS, 0.00%, due 08/03/18‡	229,437
270,000	Financing Corp. FICO STRIPS, 0.00%, due 08/03/18‡	187,722
150,000	Financing Corp. FICO STRIPS, 0.00%, due 08/03/18‡	104,290
90,000	Financing Corp. FICO STRIPS, 0.00%, due 02/08/18‡	64,533
150,000	Financing Corp. FICO STRIPS, 0.00%, due 03/07/19‡	100,099
20,000	Financing Corp. FICO STRIPS, 0.00%, due 09/26/19‡	12,868
280,000	Financing Corp. FICO STRIPS, 0.00%, due 04/06/18‡	198,873
330,000	Financing Corp. FICO STRIPS, 0.00%, due 11/02/18‡	225,606
830,000	FNMA, 0.00%, due 10/09/19‡	486,750
1,200,000	FNMA, 3.00%, due 09/16/14	1,223,345
1,850,000	FNMA, 5.25%, due 08/01/12	1,992,996
1,170,000	FNMA, 6.63%, due 11/15/30	1,402,439
273,109	FNMA, 2.58%, due 12/01/34†	281,271
683,544	FNMA, 5.82%, due 06/01/36†	718,884

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Par Value ($)	Description	Value ($)
	U.S. Government and Agency Obligations — continued

1,202,450	FNMA, 5.84%, due 08/01/37†	1,266,329
190,000	Tennessee Valley Authority, 5.25%, due 09/15/39	188,585
175,000	U.S. Treasury Bond, 6.63%, due 02/15/27	220,063
1,300,000	U.S. Treasury Bond, 7.63%, due 11/15/22	1,741,392
1,190,000	U.S. Treasury Bond, 4.63%, due 02/15/40	1,173,266
171,899	U.S. Treasury Bond, 2.38%, due 01/15/27	179,473
700,000	U.S. Treasury Bond, 3.88%, due 05/15/18	717,883
200,000	U.S. Treasury Bond, 7.50%, due 11/15/24	268,656
8,765,000	U.S. Treasury Bond, 4.38%, due 11/15/39	8,291,147
600,000	U.S. Treasury Bond, 7.25%, due 08/15/22	780,000
2,490,000	U.S. Treasury Bond, 4.25%, due 05/15/39	2,307,921
22,510,000	U.S. Treasury Bond, 4.50%, due 08/15/39	21,743,264
3,700,000	U.S. Treasury Bond, 8.13%, due 05/15/21	5,068,423
3,400,000	U.S. Treasury Bond, 8.00%, due 11/15/21	4,633,564
1,800,000	U.S. Treasury Bond, 5.25%, due 02/15/29	1,959,188
2,300,000	U.S. Treasury Bond, 7.88%, due 02/15/21	3,094,220
1,122,000	U.S. Treasury Bond, 3.50%, due 02/15/39	908,295
1,486,934	U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28(a)	1,816,266
1,304,780	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29	1,658,499
98,247	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26	97,932
1,272,078	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28	1,206,785
1,210,000	U.S. Treasury Note, 2.38%, due 03/31/16	1,170,676
6,670,000	U.S. Treasury Note, 2.25%, due 01/31/15	6,599,658
2,770,000	U.S. Treasury Note, 3.13%, due 01/31/17	2,751,175
41,755,000	U.S. Treasury Note, 3.63%, due 02/15/20	41,056,940
6,455,000	U.S. Treasury Note, 0.88%, due 02/29/12(a)	6,443,659
2,420,000	U.S. Treasury Note, 3.00%, due 02/28/17	2,382,756
39,700,000	U.S. Treasury Note, 1.00%, due 10/31/11	39,850,463
720,000	U.S. Treasury Note, 1.38%, due 03/15/13	716,006
4,300,000	U.S. Treasury Note, 1.00%, due 03/31/12	4,299,325
1,100,000	U.S. Treasury Note, 4.00%, due 08/15/18	1,133,430
819,000	U.S. Treasury Note, 1.00%, due 07/31/11(a)	823,479
470,000	U.S. Treasury Note, 4.25%, due 11/15/17	497,319
9,000,000	U.S. Treasury Note, 3.00%, due 09/30/16	8,918,442
8,410,000	U.S. Treasury Note, 3.13%, due 10/31/16	8,383,727
4,650,000	U.S. Treasury Note, 3.38%, due 11/15/19	4,488,343
3,020,000	U.S. Treasury Note, 2.75%, due 11/30/16	2,937,660
19,930,000	U.S. Treasury Note, 2.63%, due 12/31/14	20,079,495
19,000,000	U.S. Treasury Note, 2.38%, due 02/28/15	18,875,417
1,365,000	U.S. Treasury Note, 2.38%, due 03/31/15	1,361,592
1,750,000	U.S. Treasury Note, 3.13%, due 05/15/19	1,667,286
8,590,000	U.S. Treasury Note, 3.63%, due 08/15/19	8,488,002
33,200,000	U.S. Treasury Note, 2.38%, due 09/30/14(a)	33,220,783

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Par Value ($)	Description	Value ($)
	U.S. Government and Agency Obligations — continued

440,000	U.S. Treasury STRIPS, 0.00%, due 05/15/18	325,827
571,379	United States Treasury Inflation Indexed Bonds, 2.13%, due 02/15/40	568,032

		287,885,177

	TOTAL DEBT OBLIGATIONS (COST $695,012,358)	692,156,631

Shares	Description	Value ($)

	COMMON STOCKS — 0.0%

	Building Materials — 0.0%

280	Nortek, Inc.*	11,200

	Diversified Financial Services — 0.0%

4,331	CIT Group, Inc.*	168,736

	Oil & Gas Services — 0.0%

181	SemGroup Corp.*	5,222

	TOTAL COMMON STOCKS (COST $121,466)	185,158

	PREFERRED STOCKS — 0.2%

	Banks — 0.1%

600	Wells Fargo & Co. Class A	586,200

	Diversified Financial Services — 0.1%

17,550	Citigroup Capital XII†	450,509
99	GMAC, Inc. 144A	75,469

		525,978

	Sovereign — 0.0%

29,425	FHLMC†	39,503
21,375	FNMA†	28,247
700	FNMA†	1,225

		68,975

	TOTAL PREFERRED STOCKS (COST $2,120,756)	1,181,153

	WARRANTS — 0.0%

	Media — 0.0%

307	Charter Communications, Inc., Strike Price $46.86, Expires 11/30/14*	1,919

	Oil & Gas Services — 0.0%

190	SemGroup, Corp., Strike Price $25.00, Expires 11/30/14*¤	1,425

	TOTAL WARRANTS (COST $1,776)	3,344

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Notional	Description	Value ($)
	PUT OPTIONS PURCHASED — 0.0%

	Purchased Options — 0.0%

1,000	U.S. Treasury Note 10-Year Futures, Strike Price $112.000, Expires 05/21/10	109
117,500	Eurodollar 1-Year Futures, Strike Price $99.000, Expires 09/13/10	4,113

		4,222

	TOTAL PUT OPTIONS PURCHASED (COST $15,572)	4,222

Notional	Description	Value ($)

	CALL OPTIONS PURCHASED — 0.0%

	Purchased Options — 0.0%

88,000	U.S. Treasury Note 10-Year Futures, Strike Price $119.000, Expires 05/21/10	15,125
8,000	U.S. Treasury Bond 30-Year Futures, Strike Price $121.000, Expires 05/21/10	1,375
22,000	U.S. Treasury Note 10-Year Futures, Strike Price $117.000, Expires 05/21/10	15,125

		31,625

	TOTAL CALL OPTIONS PURCHASED (COST $57,743)	31,625

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 13.5%

	Sovereign Debt Obligation — 0.4%

2,400,000	German Government Bond, 4.00%, due 09/10/10	3,298,892

	U.S. Government and Agency Obligations — 7.9%

9,900,000	FNMA Discount Notes, 5.33%, due 04/01/10‡	9,900,000
600,000	United States Treasury Bill, 0.02%, due 04/01/10	600,000
10,000,000	United States Treasury Bill, 1.00%, due 06/10/10	9,995,722
20,400,000	United States Treasury Bill, 0.24%, due 09/23/10	20,376,302
19,000,000	United States Treasury Bill, 0.35%, due 09/23/10	18,977,919

		59,849,943

	Bank Deposit — 5.2%

39,431,093	State Street Bank & Trust Euro Time Deposit, 0.01%, due 04/01/10	39,431,093

	TOTAL SHORT-TERM INVESTMENTS (COST $102,599,227)	102,579,928

	TOTAL INVESTMENTS BEFORE TBA COMMITMENTS — 104.9% (Cost $799,928,898)	796,142,061

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Par Value ($)	Description	Value ($)
	TBA SALE COMMITMENTS — (3.4)%

	TBA Sale Commitments — (3.4)%

(2,800,000)	FNMA, 5.50%, due 05/01/35	(2,940,876)
(3,000,000)	FNMA, 6.00%, due 12/01/35	(3,201,096)
(19,000,000)	FNMA, 5.50%, due 05/01/35	(20,027,197)

		(26,169,169)

	TOTAL TBA SALE COMMITMENTS (PROCEEDS $26,125,359)	(26,169,169)

	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 101.5% (Cost $773,803,539)	769,972,892

	Other Assets and Liabilities (net) — (1.5)%	(11,193,250)

	NET ASSETS — 100.0%	$758,779,642

	Notes to Schedule of Investments:

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $44,196,447 or 5.8% of net assets.

	FHLMC — Federal Home Loan Mortgage Corporation

	FNMA — Federal National Mortgage Association

	GNMA — Government National Mortgage Association

	PIK — Payment In Kind

	REIT — Real Estate Investment Trust

	TBA — To Be Announced

	(a) All or a portion of this security is held for open futures collateral.

	* Non-income producing security.

 ¤ Illiquid security. The total market value of the securities at period end is $2,266,921 which represents 0.3% of net assets. The aggregate tax cost of these securities held at 3/31/10 was $4,312,852.

	† Floating rate note. Rate shown is as of March 31, 2010.

	†† Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

	††† Security is currently in default.

	‡ Zero coupon bond.

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
March 31, 2010

A summary of outstanding financial instruments at March 31, 2010 is as follows:

Forward Currency Contracts

					Net
					Unrealized
Settlement			Units of		Appreciation
Date	Deliver/Receive	Counterparty	Currency	Value	(Depreciation)
Buys
4/26/10	EUR	Citibank N.A.	256,000	$346,245	$(9,728)
6/10/10	TWD	HSBC Bank USA	74,952,000	2,376,549	(23,451)
1/10/11	CNY	JPMorgan Chase Bank	41,623,700	6,131,445	(68,555)

					$(101,734)

Sales
4/06/10	CAD	HSBC Bank USA	1,298,000	$1,277,999	$(19,357)
4/06/10	CAD	JPMorgan Chase Bank	1,210,000	1,191,355	(30,907)
4/26/10	EUR	Royal Bank of Canada	815,000	1,102,303	7,222
4/26/10	EUR	JPMorgan Chase Bank	424,000	573,468	6,072
4/26/10	EUR	UBS AG	657,000	888,605	9,474
4/26/10	EUR	Citibank N.A.	2,167,000	2,930,909	126,418
4/26/10	EUR	Goldman Sachs International	2,295,000	3,104,032	52,741
4/26/10	EUR	Morgan Stanley and Co., Inc.	203,000	274,561	707
4/26/10	EUR	Deutsche Bank AG	1,070,000	1,447,196	16,046
5/18/10	EUR	Citibank N.A.	576,166	779,632	6,086
6/24/10	GBP	Royal Bank of Scotland Plc	945,000	1,434,062	(11,080)

					$163,422

Currency Abbreviations

CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound Sterling
TWD	Taiwan Dollar

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
March 31, 2010

Futures Contracts

				Net
				Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)
Buys
22	Euro-Bund	June 2010	$3,671,906	$13,126
68	U.S. Treasury Note 5 Yr.	June 2010	7,809,375	(13,455)
22	Euro 90 Day	December 2011	5,374,875	(2,547)
1	Euribor	September 2011	332,541	812
35	Eurobobl	June 2010	5,544,731	12,624
229	Euro 90 Day	September 2010	56,943,713	730,543
34	U.S. Treasury Note 2 Yr.	June 2010	7,376,406	(1,939)
73	U.S. Treasury Bond 30 Yr.	June 2010	8,757,719	(20,928)
71	Euro 90 Day	December 2010	17,602,675	30,175
1	Euribor	June 2011	333,268	812
39	Euribor	June 2010	13,101,030	61,346
16	Euribor	September 2010	5,364,498	35,908
32	Euro 90 Day	June 2010	7,970,400	26,025

				$872,502

Sales
22	Euro 90 Day	December 2010	$5,454,350	$2,128
6	U.S. Treasury Bond 30 Yr.	June 2010	696,750	6,293
14	U.S. Treasury Note 2 Yr.	June 2010	3,037,344	(1,125)
309	U.S. Treasury Note 10 Yr.	June 2010	35,921,250	119,962
12	U.S. Treasury Note 5 Yr.	June 2010	1,378,125	5,505

				$132,763

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
March 31, 2010

Written Options

		Number of	Premiums	Value at
Type of Contract	Counterparty	Contracts	Received	March 31, 2010
CALL — 10 YEAR INTEREST RATE SWAPTION	Bank of America N.A.	1,100,000	2,640	(10)
Strike @ $3.25 Expires 04/19/2010
CALL — 5-YEAR CREDIT DEFAULT SWAPTION ON DOW JONES CDX INDEX	Deutsche Bank Securities, Inc.	5,700,000	8,550	(14,292)
Strike @ $0.80 Expires 06/16/2010
CALL — 5-YEAR CREDIT DEFAULT SWAPTION ON DOW JONES CDX INDEX	Bank of America N.A.	5,800,000	11,600	(14,543)
Strike @ $0.80 Expires 06/16/2010
CALL — EURODOLLAR FUTURES	Barclays Capital, Inc.	9	4,346	(5,963)
Strike @ $99.38 Expires 06/14/2010
CALL — EURODOLLAR FUTURES	Barclays Capital, Inc.	36	29,383	(34,875)
Strike @ $99.13 Expires 09/13/2010
CALL — EURODOLLAR FUTURES	Barclays Capital, Inc.	22	21,378	(21,175)
Strike @ $98.75 Expires 03/14/2011
CALL — EURODOLLAR FUTURES	Barclays Capital, Inc.	19	16,088	(14,725)
Strike @ $98.88 Expires 03/14/2011
CALL — OTC 10 YEAR INTEREST RATE SWAPTION	Morgan Stanley Capital Services, Inc.	19,700,000	165,056	(173)
Strike @ $3.25 Expires 04/19/2010
CALL — OTC 10 YEAR INTEREST RATE SWAPTION	Bank of America N.A.	1,600,000	5,120	(4,593)
Strike @ $3.50 Expires 06/14/2010
CALL — OTC 10 YEAR INTEREST RATE SWAPTION	Citibank N.A.	1,300,000	3,445	(2,827)
Strike @ $3.25 Expires 08/31/2010
CALL — U.S. TREASURY BOND 10-YEAR FUTURES	Credit Suisse Securities	65	31,498	(3,047)
Strike @ $119.00 Expires 04/23/2010
CALL — U.S. TREASURY BOND 10-YEAR FUTURES	Barclays Capital, Inc.	17	4,992	(797)
Strike @ $121.00 Expires 05/21/2010

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
March 31, 2010

Written Options — continued

		Number of	Premiums	Value at
Type of Contract	Counterparty	Contracts	Received	March 31, 2010
CALL — U.S. TREASURY BOND 10-YEAR FUTURES	Credit Suisse Securities	169	55,418	(29,047)
Strike @ $119.00 Expires 05/21/2010
PUT — 5-YEAR CREDIT DEFAULT SWAPTION ON DOW JONES CDX INDEX	Bank of America N.A.	5,800,000	8,120	(3,025)
Strike @ $1.30 Expires 06/16/2010
PUT — 5-YEAR CREDIT DEFAULT SWAPTION ON DOW JONES CDX INDEX	Deutsche Bank Securities, Inc.	5,700,000	15,105	(2,972)
Strike @ $1.30 Expires 06/16/2010
PUT — EURODOLLAR FUTURES	Credit Suisse Securities	145	46,822	(38,969)
Strike @ $97.38 Expires 09/10/2010
PUT — EURODOLLAR FUTURES	Barclays Capital, Inc.	47	8,072	(1,762)
Strike @ $98.63 Expires 09/13/2010
PUT — EURODOLLAR FUTURES	Barclays Capital, Inc.	19	18,938	(17,338)
Strike @ $98.88 Expires 03/14/2011
PUT — EURODOLLAR FUTURES	Barclays Capital, Inc.	22	19,941	(17,325)
Strike @ $98.75 Expires 03/14/2011
PUT — OTC 10 YEAR INTEREST RATE SWAPTION	Credit Suisse Securities	100,000	690	(40)
Strike @ $10.00 Expires 07/10/2012
PUT — OTC 10 YEAR INTEREST RATE SWAPTION	Bank of America N.A.	1,100,000	5,940	—
Strike @ $5.00 Expires 04/19/2010
PUT — OTC 10 YEAR INTEREST RATE SWAPTION	Royal Bank of Scotland Plc	5,000,000	64,500	(62)
Strike @ $4.00 Expires 04/19/2010
PUT — OTC 10 YEAR INTEREST RATE SWAPTION	Goldman Sachs Capital Markets	24,400,000	508,740	(6,589)
Strike @ $4.25 Expires 04/19/2010

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
March 31, 2010

Written Options — continued

		Number of	Premiums	Value at
Type of Contract	Counterparty	Contracts	Received	March 31, 2010
PUT — OTC 10 YEAR INTEREST RATE SWAPTION	Bank of America N.A.	1,600,000	12,160	(3,227)
Strike @ $4.50 Expires 06/14/2010
PUT — OTC 10 YEAR INTEREST RATE SWAPTION	Goldman Sachs Capital Markets	1,300,000	14,170	(6,085)
Strike @ $4.75 Expires 08/31/2010
PUT — OTC 10 YEAR INTEREST RATE SWAPTION	Citibank N.A.	1,300,000	13,650	(6,085)
Strike @ $4.75 Expires 08/31/2010
PUT — OTC 10 YEAR INTEREST RATE SWAPTION	Morgan Stanley Capital Services, Inc.	4,000,000	24,502	(1,589)
Strike @ $10.00 Expires 07/10/2012
PUT — OTC 10 YEAR INTEREST RATE SWAPTION	Royal Bank of Scotland Plc	300,000	2,040	(119)
Strike @ $10.00 Expires 07/10/2012
PUT — OTC 5 YEAR INTEREST RATE SWAPTION	Morgan Stanley Capital Services, Inc.	6,800,000	35,700	(29,719)
Strike @ $4.00 Expires 10/29/2010
PUT — U.S. TREASURY BOND 10-YEAR FUTURES	Credit Suisse Securities	166	51,486	(20,750)
Strike @ $114.00 Expires 04/23/2010
PUT — U.S. TREASURY BOND 10-YEAR FUTURES	Credit Suisse Securities	232	78,705	(79,750)

Strike @ $114.00 Expires 05/21/2010
TOTAL			$1,288,795	$(381,473)

Credit Default Swaps (See Note 2(a))

Notional Amount	Expiration Date	Counterparty	Value
$400,000	12/20/10	Goldman Sachs International	$1,327
300,000	12/20/10	Citibank N.A.	995
700,000	12/20/10	Deutsche Bank AG	2,322
1,600,000	12/20/19	Bank Of America N.A.	(811)
1,300,000	12/20/19	UBS AG	(659)
600,000	09/20/10	Goldman Sachs International	8,062
900,000	03/20/16	Deutsche Bank N.A.	24,981
1,400,000	03/20/16	Morgan Stanley Capital Services, Inc.	38,860
400,000	12/20/15	Deutsche Bank AG	11,937

			$87,014

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
March 31, 2010

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	91.2
Short-Term Investments	13.5
Preferred Stocks	0.2
Common Stocks	0.0
Call Options Purchased	0.0
Put Options Purchased	0.0
Warrants	0.0
TBA Sale Commitments	(3.4)
Other Assets and Liabilities (net)	(1.5)

100.0%

See accompanying Notes to the Financial Statements.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
March 31, 2010

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 82.6%

	Asset Backed Securities — 1.0%

150,000	BA Credit Card Trust, Series 2007-B4, Class B4, 0.32%, due 09/15/12†	149,931
150,571	GS Auto Loan Trust, Series 2006-1, Class A4, 5.38%, due 01/15/14	152,259
78,746	Securitized Asset Backed NIM Trust, Series 2005-FR4, Class NIM, 6.00%, due 01/25/36¤ ††† 144A	—
171,995	Wachovia Auto Loan Owner Trust 2006-1, Series 2007-1, Class A3A, 5.29%, due 04/20/12	174,610

		476,800

	Corporate Debt — 3.3%

195,000	Cellco Partnership/Verizon Wireless Capital LLC, 3.75%, due 05/20/11	201,126
182,000	Countrywide Financial Corp., 5.80%, due 06/07/12	193,565
407,000	General Electric Capital Corp., 3.50%, due 08/13/12	420,825
226,000	Goldman Sachs Group, Inc., 5.45%, due 11/01/12	244,454
100,000	Metropolitan Life Global Funding I, 2.88%, due 09/17/12 144A	101,710
100,000	Morgan Stanley, Global Note, 6.75%, due 04/15/11	105,591
288,000	Wells Fargo & Co., 4.38%, due 01/31/13	304,141

		1,571,412

	Mortgage Backed Securities — 1.5%

98,444	Bear Stearns Commercial Mortgage Securities, Series 2001-TOP2, Class A2, 6.48%, due 02/15/35	101,396
60,000	Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class AAB, 4.82%, due 02/13/42†	62,505
5,306	Countrywide Alternative Loan Trust, Series 2002-11, Class A4, 6.25%, due 10/25/32	5,229
150,000	FHLMC, Series 2668, Class OG, 5.00%, due 03/15/32	159,885
59,008	FHLMC, Series 2672, Class HA, 4.00%, due 09/15/16	60,859
164,218	FHLMC, Series 2751, Class VC, 5.00%, due 02/15/15	171,892
674	FHLMC, Series 2982, Class LC, 4.50%, due 01/15/25	674
44,682	FHLMC, Series 3196, Class PA, 5.25%, due 08/15/11	45,871
15,377	First Horizon Asset Securities, Inc., Series 2002-7, Class 2A, 5.25%, due 12/25/17	15,160
101,949	LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A2, 4.20%, due 12/15/29	103,132

		726,603

	U.S. Government and Agency Obligations — 76.8%

23,601,000	U.S. Treasury Note, 0.88%, due 02/29/12	23,559,533
10,270,000	U.S. Treasury Note, 1.38%, due 03/15/13	10,213,033
2,716,000	U.S. Treasury Note, 2.38%, due 02/28/15	2,698,191

		36,470,757

	TOTAL DEBT OBLIGATIONS (COST $39,305,281)	39,245,572

See accompanying Notes to the Financial Statements.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
March 31, 2010

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 23.3%

	Bank Deposits — 23.3%

11,061,004	State Street Bank & Trust Euro Time Deposit, 0.01%, due 04/01/10	11,061,004

	TOTAL SHORT-TERM INVESTMENTS (COST $11,061,004)	11,061,004

	TOTAL INVESTMENTS — 105.9% (Cost $50,366,285)	50,306,576

	Other Assets and Liabilities (net) — (5.9)%	(2,819,476)

	NET ASSETS — 100.0%	$47,487,100

	Notes to Schedule of Investments:

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $101,710 or 0.2% of net assets.

	¤ Illiquid security. The total market value of the securities at period end is $0 which represents 0.0% of net assets.

	† Floating rate note. Rate shown is as of March 31, 2010.

	††† Security is currently in default.

See accompanying Notes to the Financial Statements.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
March 31, 2010

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	82.6
Short-Term Investments	23.3
Other Assets and Liabilities (net)	(5.9)

100.0%

See accompanying Notes to the Financial Statements.

MGI Funds

Statements of Assets and Liabilities
March 31, 2010

	MGI US Large Cap	MGI US Large Cap	MGI US Small/Mid Cap	MGI US Small/Mid Cap
	Growth Equity Fund	Value Equity Fund	Growth Equity Fund	Value Equity Fund
Assets
Investments, at value and cost (Note 2)(a)	$359,157,319	$359,130,902	$222,517,226	$222,145,893
Receivable for investments sold	2,932,596	1,992,662	1,491,007	1,892,208
Dividend and interest receivable	285,257	393,625	51,880	254,132
Receivable for expenses reimbursed by Advisor	38,786	33,436	26,415	17,031
Foreign tax reclaims receivable	1,119	7,785	—	801
Prepaid expenses	2,022	2,022	1,025	1,051

Total assets	362,417,099	361,560,432	224,087,553	224,311,116

Liabilities
Payable for investments purchased	1,630,022	3,411,317	3,037,328	1,812,867
Payable for Fund shares repurchased	742,038	118,721	150,000	155,542
Payable to affiliate for (Note 3):
Advisor fee	166,548	158,686	167,587	167,944
Trustees fees	7,650	7,560	3,878	5,473
Accrued expenses	79,189	76,672	63,648	66,949

Total liabilities	2,625,447	3,772,956	3,422,441	2,208,775

Net assets	$359,791,652	$357,787,476	$220,665,112	$222,102,341

Net assets consist of:
Paid-in capital	374,017,270	489,405,289	222,279,559	229,654,524
Accumulated undistributed (distributions in excess of) net investment income	648,001	1,142,161	(1,490)	1,035,621
Accumulated net realized loss	(80,718,145)	(195,718,384)	(43,230,487)	(41,973,332)
Net unrealized appreciation on investments and foreign currencies	65,844,526	62,958,410	41,617,530	33,385,528

Net assets	$359,791,652	$357,787,476	$220,665,112	$222,102,341

Net assets attributable to:
Class Y-3 shares	$359,791,652	$357,787,476	$220,665,112	$222,102,341

Shares outstanding:
Class Y-3	35,683,518	47,552,249	22,629,379	25,701,026

Net asset value per share:
Class Y-3	$10.08	$7.52	$9.75	$8.64

(a) Investments at cost	293,313,100	296,172,638	180,899,696	188,760,365

See accompanying Notes to the Financial Statements.

MGI Funds

Statements of Assets and Liabilities (Continued)
March 31, 2010

	MGI Non-US Core	MGI Core Opportunistic	MGI US Short Maturity
	Equity Fund	Fixed Income Fund	Fixed Income Fund
Assets
Investments, at value and cost (Note 2)(a)	$1,037,233,774	$796,142,061	$50,306,576
Foreign currency, at value (Note 2)(b)	1,703,912	545,506	—
Receivable for investments sold	788,442	4,144,031	1,664,110
Receivable for TBA securities sold	—	50,961,422	—
Dividend and interest receivable	3,541,154	6,555,821	57,616
Receivable for closed swap contracts	—	2,028	—
Receivable for open forward currency contracts (Note 2)	2,784,483	224,766	—
Cash collateral held at broker on open future contracts	2,997,977	96,988	—
Receivable for variation margin on open futures contracts (Note 2)	287,208	1,004,119	—
Receivable for expenses reimbursed by Advisor	79,542	62,510	9,495
Swap contracts, at value (up-front net premiums paid of $105,253)	—	87,014	—
Foreign tax reclaims receivable	965,267	—	—
Prepaid expenses	4,710	3,057	—

Total assets	1,050,386,469	859,829,323	52,037,797

Liabilities
Payable for investments purchased	3,446,454	14,780,300	4,486,343
Payable for TBA securities purchased	—	57,582,903	—
Due to custodian	111,170	—	4,208
Interest payable on swap contracts	—	750	—
Payable for open forward currency contracts (Note 2)	2,035,551	163,078	—
Cash collateral on TBA due to broker	—	550,000	—
Cash collateral due to broker on open future contracts	970,071	1,023,365	—
Payable for variation margin on open futures contracts (Note 2)	28,110	—	—
Payable to affiliate for (Note 3):
Advisor fee	647,264	222,596	9,980
Trustees fees	17,095	14,540	2,292
Written options, at value(c)	—	381,473	—
TBA Sale Commitments(d)	—	26,169,169	—
Interest payable on TBA securities	—	5,988	—
Accrued expenses	299,337	155,519	47,874

Total liabilities	7,555,052	101,049,681	4,550,697

Net assets	$1,042,831,417	$758,779,642	$47,487,100

Net assets consist of:
Paid-in capital	$1,122,268,955	$751,859,217	$51,931,751
Accumulated undistributed net investment income	8,689,263	14,605,414	325,355
Accumulated net realized loss	(194,037,150)	(5,816,671)	(4,710,297)
Net unrealized appreciation (depreciation) on investments, futures contracts, options written, short sales, swap contracts and foreign currencies	105,910,349	(1,868,318)	(59,709)

Net assets	$1,042,831,417	$758,779,642	$47,487,100

Net assets attributable to:
Class Y-3 shares	$1,042,831,417	$758,779,642	$47,487,100

Shares outstanding:
Class Y-3	107,126,985	75,085,094	4,994,750

Net asset value per share:
Class Y-3	$9.73	$10.11	$9.51

(a) Investments at cost	932,344,348	799,928,898	50,366,285

(b) Foreign currency at cost	1,693,953	552,342	—

(c) Premiums on written options	—	1,288,795	—

(d) Proceeds for TBA Sale Commitments	—	26,125,359	—

See accompanying Notes to the Financial Statements.

MGI Funds

Statements of Operations
For the Year Ended March 31, 2010

	MGI US Large Cap	MGI US Large Cap	MGI US Small/Mid Cap	MGI US Small/Mid Cap
	Growth Equity Fund	Value Equity Fund	Growth Equity Fund	Value Equity Fund
Investment Income (Note 2):
Interest	$376	$535	$526	$292
Dividends	3,726,334	7,343,844	847,384	3,082,759
Withholding taxes	(11,129)	(29,443)	(10,081)	(9,460)
Other income	—	—	—	6,027

Total investment income	3,715,581	7,314,936	837,829	3,079,618

Expenses:
Advisory fees (Note 3)	1,841,189	1,731,804	1,616,450	1,605,099
Transfer agent fees	35,407	34,706	18,896	18,790
Custodian and fund accounting fees	143,988	132,840	113,737	155,450
Audit fees	45,648	45,457	42,536	44,093
Legal fees	57,451	55,726	28,749	28,371
Trustees fees	24,147	23,649	12,409	14,015
Registration fees	49	149	675	924
Blue Sky fees	20,219	20,219	18,220	18,220
Miscellaneous	47,606	46,162	23,643	23,237

Total expenses	2,215,704	2,090,712	1,875,315	1,908,199
Reimbursement of expenses (Note 3)	(307,564)	(293,557)	(222,945)	(267,433)

Net expenses	1,908,140	1,797,155	1,652,370	1,640,766

Net investment income (loss)	1,807,441	5,517,781	(814,541)	1,438,852

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	7,584,203	14,002,884	7,900,326	22,830,380
Closed futures contracts	—	—	—	(57,791)
Forward contracts and foreign currency related transactions	(568)	(141)	316	213

Net realized gain	7,583,635	14,002,743	7,900,642	22,772,802

Change in net unrealized appreciation (depreciation) on:
Investments	118,744,206	104,746,013	69,808,228	58,698,736
Forward contracts and foreign currency related transactions	—	146	—	—

Change in net unrealized gain	118,744,206	104,746,159	69,808,228	58,698,736

Net realized and unrealized gain	126,327,841	118,748,902	77,708,870	81,471,538

Net increase in net assets resulting from operations	$128,135,282	$124,266,683	$76,894,329	$82,910,390

See accompanying Notes to the Financial Statements.

MGI Funds

Statements of Operations (Continued)
For the Year Ended March 31, 2010

	MGI Non-US Core	MGI Core Opportunistic	MGI US Short Maturity
	Equity Fund	Fixed Income Fund	Fixed Income Fund
Investment Income (Note 2):
Interest	$4,237	$25,709,940	$1,120,757
Dividends	24,350,341	76,001	—
Withholding taxes	(2,129,499)	(11,022)	—
Other income	7,676	34,785	500

Total investment income	22,232,755	25,809,704	1,121,257

Expenses:
Advisory fees (Note 3)	6,040,062	2,013,884	78,637
Transfer agent fees	85,065	60,280	3,310
Custodian and fund accounting fees	1,100,325	317,760	30,523
Audit fees	56,469	55,861	47,041
Legal fees	124,941	91,580	5,240
Trustees fees	55,223	41,678	2,980
Registration fees	16,299	18,455	1,546
Blue Sky fees	9,770	20,219	14,520
Miscellaneous	104,977	71,455	9,014

Total expenses	7,593,131	2,691,172	192,811
Reimbursement of expenses (Note 3)	(965,497)	(562,194)	(92,156)

Net expenses	6,627,634	2,128,978	100,655

Net investment income	15,605,121	23,680,726	1,020,602

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(27,472,880)	(430,398)	(337,871)
Swap contracts	—	5,900	—
Closed futures contracts	2,292,363	183,978	—
Written option contracts	—	786,521	—
Forward contracts and foreign currency related transactions	1,949,108	(313,261)	—

Net realized gain (loss)	(23,231,409)	232,740	(337,871)

Change in net unrealized appreciation (depreciation) on:
Investments	303,007,093	49,080,207	2,324,878
TBA Sale Commitments	—	559,589	—
Swap contracts	—	(18,239)	—
Open futures contracts	(254,130)	(570,608)	—
Written option contracts	—	820,496	—
Forward contracts and foreign currency related transactions	1,420,681	135,489	—

Change in net unrealized gain	304,173,644	50,006,934	2,324,878

Net realized and unrealized gain	280,942,235	50,239,674	1,987,007

Net increase in net assets resulting from operations	$296,547,356	$73,920,400	$3,007,609

See accompanying Notes to the Financial Statements.

MGI Funds

Statements of Changes in Net Assets

	MGI US Large Cap		MGI US Large Cap
	Growth Equity Fund		Value Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2010	March 31, 2009	March 31, 2010	March 31, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,807,441	$1,503,416	$5,517,781	$8,706,745
Net realized gain (loss)	7,583,635	(84,748,886)	14,002,743	(189,314,876)
Change in unrealized appreciation (depreciation)	118,744,206	(44,575,486)	104,746,159	(3,362,587)

Net increase (decrease) in net assets from operations	128,135,282	(127,820,956)	124,266,683	(183,970,718)

Distributions to shareholders from:
Net investment income
Class Y-3	(1,636,702)	(1,012,935)	(6,388,716)	(8,400,014)

Total distributions from net investment income	(1,636,702)	(1,012,935)	(6,388,716)	(8,400,014)

Net realized gains
Class Y-3	—	—	—	(3,286)

Total distributions from net realized gains	—	—	—	(3,286)

Net share transactions (Note 5):
Class Y-3	(44,447,319)	24,799,558	(15,490,501)	71,548,518

Increase (decrease) in net assets resulting from net shares transactions	(44,447,319)	24,799,558	(15,490,501)	71,548,518

Net increase (decrease) in net assets	82,051,261	(104,034,333)	102,387,466	(120,825,500)

Net assets:
Beginning of year	277,740,391	381,774,724	255,400,010	376,225,510

End of year	$359,791,652	$277,740,391	$357,787,476	$255,400,010

Undistributed net investment income included in net assets at end of year	$648,001	$478,095	$1,142,161	$2,034,835

See accompanying Notes to the Financial Statements.

MGI Funds

Statements of Changes in Net Assets (Continued)

	MGI US Small/Mid Cap		MGI US Small/Mid Cap
	Growth Equity Fund		Value Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2010	March 31, 2009	March 31, 2010	March 31, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(814,541)	$(519,048)	$1,438,852	$1,649,756
Net realized gain (loss)	7,900,642	(49,277,160)	22,772,802	(64,149,856)
Change in unrealized appreciation (depreciation)	69,808,228	(7,588,229)	58,698,736	(2,288,274)

Net increase (decrease) in net assets from operations	76,894,329	(57,384,437)	82,910,390	(64,788,374)

Distributions to shareholders from:
Net investment income
Class Y-3	—	—	(726,197)	(1,383,773)

Total distributions from net investment income	—	—	(726,197)	(1,383,773)

Net realized gains
Class Y-3	—	(1,288,403)	—	(118,271)

Total distributions from net realized gains	—	(1,288,403)	—	(118,271)

Net share transactions (Note 5):
Class Y-3	10,654,783	30,426,495	15,332,542	46,708,842

Increase in net assets resulting from net shares transactions	10,654,783	30,426,495	15,332,542	46,708,842

Net increase (decrease) in net assets	87,549,112	(28,246,345)	97,516,735	(19,581,576)

Net assets:
Beginning of year	133,116,000	161,362,345	124,585,606	144,167,182

End of year	$220,665,112	$133,116,000	$222,102,341	$124,585,606

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(1,490)	$(1,633)	$1,035,621	$260,994

See accompanying Notes to the Financial Statements.

MGI Funds

Statements of Changes in Net Assets (Continued)

	MGI Non-US		MGI Core Opportunistic
	Core Equity Fund		Fixed Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2010	March 31, 2009	March 31, 2010	March 31, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$15,605,121	$14,564,455	$23,680,726	$23,131,729
Net realized gain (loss)	(23,231,409)	(173,639,223)	232,740	(1,528,350)
Change in unrealized appreciation (depreciation)	304,173,644	(191,901,759)	50,006,934	(41,448,712)

Net increase (decrease) in net assets from operations	296,547,356	(350,976,527)	73,920,400	(19,845,333)

Distributions to shareholders from:
Net investment income
Class Y-3	(11,295,302)	(8,077,341)	(16,542,961)	(26,689,664)

Total distributions from net investment income	(11,295,302)	(8,077,341)	(16,542,961)	(26,689,664)

Net realized gains
Class Y-3	—	(5,849,350)	—	(8,412,009)

Total distributions from net realized gains	—	(5,849,350)	—	(8,412,009)

Net share transactions (Note 5):
Class Y-3	272,036,603	226,019,639	307,055,205	(78,045,762)

Increase (decrease) in net assets resulting from net shares transactions	272,036,603	226,019,639	307,055,205	(78,045,762)

Net increase (decrease) in net assets	557,288,657	(138,883,579)	364,432,644	(132,992,768)

Net assets:
Beginning of year	485,542,760	624,426,339	394,346,998	527,339,766

End of year	$1,042,831,417	$485,542,760	$758,779,642	$394,346,998

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$8,689,263	$(383,999)	$14,605,414	$5,854,457

See accompanying Notes to the Financial Statements.

MGI Funds

Statements of Changes in Net Assets (Continued)

	MGI US Short Maturity
	Fixed Income Fund
	Year Ended	Year Ended
	March 31, 2010	March 31, 2009
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,020,602	$1,992,847
Net realized gain (loss)	(337,871)	(4,096,995)
Change in unrealized appreciation (depreciation)	2,324,878	(1,762,381)

Net increase (decrease) in net assets from operations	3,007,609	(3,866,529)

Distributions to shareholders from:
Net investment income
Class Y-3	(843,009)	(2,590,930)

Total distributions from net investment income	(843,009)	(2,590,930)

Net share transactions (Note 5):
Class Y-3	26,418,530	(36,810,991)

Increase (decrease) in net assets resulting from net shares transactions	26,418,530	(36,810,991)

Net increase (decrease) in net assets	28,583,130	(43,268,450)

Net assets:
Beginning of year	18,903,970	62,172,420

End of year	$47,487,100	$18,903,970

Undistributed net investment income included in net assets at end of year	$325,355	$140,081

See accompanying Notes to the Financial Statements.

MGI US Large Cap Growth Equity Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout each period)

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	03/31/10	03/31/09	03/31/08	03/31/07	03/31/06(a)

Net asset value at beginning of period	$6.85	$10.20	$10.54	$10.58	$10.00

Net investment income†	0.05	0.04	0.03	0.04	0.02
Net realized and unrealized gain (loss) on investments	3.23	(3.37)	(0.06)	0.09	0.62

Total from investment operations	3.28	(3.33)	(0.03)	0.13	0.64

Less dividends and distributions:
From net investment income	(0.05)	(0.02)	(0.03)	(0.02)	(0.01)
From net realized gain on investments	—	—	(0.28)	(0.15)	(0.05)

Total dividends and distributions	(0.05)	(0.02)	(0.31)	(0.17)	(0.06)

Net asset value at end of period	$10.08	$6.85	$10.20	$10.54	$10.58

Total investment return(b)	47.85%	(32.62)%	(0.55)%	1.28%	6.35	%**

Ratios/Supplemental Data:
Net investment income to average net assets	0.54%	0.43%	0.25%	0.40%	0.34	%*
Net expenses to average daily net assets	0.57%	0.57%	0.57%	0.57%	0.55	%*
Total expenses (before reimbursements) to average daily net assets	0.66%	0.65%	0.68%	0.75%	0.90	%*
Portfolio turnover rate	102%	93%	129%	77%	63	%**
Net assets at end of period (in 000’s)	$359,792	$277,740	$381,775	$308,879	$190,991

(a)	Class commenced operations on August 15, 2005.
(b)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
†	Computed using average shares outstanding throughout the year.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

MGI US Large Cap Value Equity Fund

Financial Highlights (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	03/31/10	03/31/09		03/31/08	03/31/07	03/31/06(a)

Net asset value at beginning of period	$5.18	$9.39		$11.77	$10.82	$10.00

Net investment income†	0.11	0.19		0.20	0.19	0.11
Net realized and unrealized gain (loss) on investments	2.37	(4.23)		(1.77)	1.10	0.79

Total from investment operations	2.48	(4.04)		(1.57)	1.29	0.90

Less dividends and distributions:
From net investment income	(0.14)	(0.17)		(0.16)	(0.14)	(0.03)
From net realized gain on investments	—	(0.00	)(b)	(0.65)	(0.20)	(0.05)

Total dividends and distributions	(0.14)	(0.17)		(0.81)	(0.34)	(0.08)

Net asset value at end of period	$7.52	$5.18		$9.39	$11.77	$10.82

Total investment return(c)	47.96%	(43.31)%		(13.95)%	11.98%	9.03	%**

Ratios/Supplemental Data:
Net investment income to average net assets	1.69%	2.57%		1.76%	1.67%	1.66	%*
Net expenses to average daily net assets	0.55%	0.55%		0.55%	0.55%	0.53	%*
Total expenses (before reimbursements) to average daily net assets	0.64%	0.64%		0.67%	0.72%	0.88	%*
Portfolio turnover rate	128%	238%		132%	67%	22	%**
Net assets at end of period (in 000’s)	$357,787	$255,400		$376,226	$314,038	$196,799

(a)	Class commenced operations on August 15, 2005.
(b)	Amount rounds to less than $0.01 per share.
(c)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
†	Computed using average shares outstanding throughout the year.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Growth Equity Fund

Financial Highlights (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	03/31/10	03/31/09	03/31/08	03/31/07	03/31/06(a)

Net asset value at beginning of period	$6.19	$9.84	$11.66	$11.99	$10.00

Net investment loss†	(0.04)	(0.03)	(0.05)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	3.60	(3.55)	(0.94)	0.37	2.15

Total from investment operations	3.56	(3.58)	(0.99)	0.32	2.12

Less dividends and distributions:
From net realized gain on investments	—	(0.07)	(0.83)	(0.65)	(0.13)

Total dividends and distributions	—	(0.07)	(0.83)	(0.65)	(0.13)

Net asset value at end of period	$9.75	$6.19	$9.84	$11.66	$11.99

Total investment return(b)	57.51%	(36.43)%	(9.40)%	2.75%	21.32	%**

Ratios/Supplemental Data:
Net investment loss to average net assets	(0.45)%	(0.36)%	(0.39)%	(0.43)%	(0.41	)%*
Net expenses to average daily net assets	0.92%	0.92%	0.92%	0.92%	0.90	%*
Total expenses (before reimbursements) to average daily net assets	1.04%	1.07%	1.07%	1.15%	1.44	%*
Portfolio turnover rate	92%	170%	95%	77%	72	%**
Net assets at end of period (in 000’s)	$220,665	$133,116	$161,362	$132,178	$87,340

(a)	Class commenced operations on August 15, 2005.
(b)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
†	Computed using average shares outstanding throughout the year.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund

Financial Highlights (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	03/31/10	03/31/09	03/31/08	03/31/07	03/31/06(a)

Net asset value at beginning of period	$5.26	$8.85	$11.32	$11.03	$10.00

Net investment income†	0.06	0.09	0.10	0.10	0.02
Net realized and unrealized gain (loss) on investments	3.35	(3.61)	(2.13)	0.75	1.05

Total from investment operations	3.41	(3.52)	(2.03)	0.85	1.07

Less dividends and distributions:
From net investment income	(0.03)	(0.06)	(0.07)	(0.06)	(0.01)
From net realized gain on investments	—	(0.01)	(0.37)	(0.50)	(0.03)

Total dividends and distributions	(0.03)	(0.07)	(0.44)	(0.56)	(0.04)

Net asset value at end of period	$8.64	$5.26	$8.85	$11.32	$11.03

Total investment return(b)	64.86%	(39.85)%	(18.26)%	7.90%	10.79	%**

Ratios/Supplemental Data:
Net investment income to average net assets	0.81%	1.20%	1.01%	0.93%	0.25	%*
Net expenses to average daily net assets	0.92%	0.92%	0.92%	0.92%	0.90	%*
Total expenses (before reimbursements) to average daily net assets	1.07%	1.08%	1.07%	1.17%	1.33	%*
Portfolio turnover rate	119%	120%	71%	139%	23	%**
Net assets at end of period (in 000’s)	$222,102	$124,586	$144,167	$118,166	$82,779

(a)	Class commenced operations on August 15, 2005.
(b)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
†	Computed using average shares outstanding throughout the year.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund

Financial Highlights (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Year Ended	Year Ended	Year Ended	Period Ended
	03/31/10	03/31/09	03/31/08	03/31/07(a)

Net asset value at beginning of period	$6.29	$12.76	$13.76	$12.17

Net investment income†	0.17	0.25	0.32	0.06
Net realized and unrealized gain (loss) on investments	3.38	(6.51)	(0.41)	1.55

Total from investment operations	3.55	(6.26)	(0.09)	1.61

Less dividends and distributions:
From net investment income	(0.11)	(0.12)	(0.21)	(0.02)
From net realized gain on investments	—	(0.09)	(0.70)	—

Total dividends and distributions	(0.11)	(0.21)	(0.91)	(0.02)

Net asset value at end of period	$9.73	$6.29	$12.76	$13.76

Total investment return(b)	56.52%	(49.30)%	(1.09)%	13.24	%**

Ratios/Supplemental Data:
Net investment income to average net assets	1.93%	2.68%	2.28%	0.75	%*
Net expenses to average daily net assets	0.82%	0.82%	0.82%	0.82	%*
Total expenses (before reimbursements) to average daily net assets	0.94%	0.95%	0.96%	1.06	%*
Portfolio turnover rate	51%	64%	72%	36	%**
Net assets at end of period (in 000’s)	$1,042,831	$485,543	$624,426	$475,351

(a)	Class commenced operations on August 18, 2006.
(b)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
†	Computed using average shares outstanding throughout the year.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund

Financial Highlights (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	03/31/10	03/31/09	03/31/08	03/31/07	03/31/06(a)

Net asset value at beginning of period	$9.00	$10.24	$10.21	$9.89	$10.00

Net investment income†	0.40	0.50	0.51	0.48	0.27
Net realized and unrealized gain (loss) on investments	0.98	(0.91)	(0.10)	0.14	(0.27)

Total from investment operations	1.38	(0.41)	0.41	0.62	0.00

Less dividends and distributions:
From net investment income	(0.27)	(0.63)	(0.38)	(0.30)	(0.11)
From net realized gain on investments	—	(0.20)	—	—	—

Total dividends and distributions	(0.27)	(0.83)	(0.38)	(0.30)	(0.11)

Net asset value at end of period	$10.11	$9.00	$10.24	$10.21	$9.89

Total investment return(b)	15.34%	(3.90)%	4.08%	6.30%	(0.02	)%**

Ratios/Supplemental Data:
Net investment income to average net assets	4.12%	5.16%	4.94%	4.74%	4.31	%*
Net expenses to average daily net assets	0.37%	0.37%	0.37%	0.37%	0.35	%*
Total expenses (before reimbursements) to average daily net assets	0.47%	0.47%	0.48%	0.55%	0.76	%*
Portfolio turnover rate	276%	229%	229%	244%	282	%**
Net assets at end of period (in 000’s)	$758,780	$394,347	$527,340	$465,912	$209,590

(a)	Class commenced operations on August 15, 2005.
(b)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
†	Computed using average shares outstanding throughout the year.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

MGI US Short Maturity Fixed Income Fund

Financial Highlights (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	03/31/10	03/31/09	03/31/08	03/31/07	03/31/06(a)

Net asset value at beginning of period	$8.57	$10.01	$10.05	$9.98	$10.00

Net investment income†	0.30	0.40	0.49	0.48	0.24
Net realized and unrealized gain (loss) on investments	0.83	(1.16)	(0.11)	0.06	(0.11)

Total from investment operations	1.13	(0.76)	0.38	0.54	0.13

Less dividends and distributions:
From net investment income	(0.19)	(0.68)	(0.42)	(0.47)	(0.15)

Total dividends and distributions	(0.19)	(0.68)	(0.42)	(0.47)	(0.15)

Net asset value at end of period	$9.51	$8.57	$10.01	$10.05	$9.98

Total investment return(b)	13.19%	(7.52)%	3.72%	5.51%	1.34	%**

Ratios/Supplemental Data:
Net investment income to average net assets	3.24%	4.16%	4.80%	4.76%	4.00	%*
Net expenses to average daily net assets	0.32%	0.32%	0.32%	0.32%	0.30	%*
Total expenses (before reimbursements) to average daily net assets	0.61%	0.49%	0.49%	1.00%	1.31	%*
Portfolio turnover rate	589%	217%	131%	186%	121	%**
Net assets at end of period (in 000’s)	$47,487	$18,904	$62,172	$58,509	$16,764

(a)	Class commenced operations on August 22, 2005.
(b)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
†	Computed using average shares outstanding throughout the year.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

MGI Funds

Notes to the Financial Statements
March 31, 2010

1.	Organization

MGI Funds (the “Trust”) consists of seven series as follows: MGI US Large Cap Growth Equity Fund (“Large Cap Growth”), MGI US Large Cap Value Equity Fund (“Large Cap Value”), MGI US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth”), MGI US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value”), MGI Non-US Core Equity Fund (“Non-US Core Equity”), MGI Core Opportunistic Fixed Income Fund (“Core Opportunistic”), and MGI US Short Maturity Fixed Income Fund (“Short Maturity”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust, established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds’ investment adviser is Mercer Global Investments, Inc. (the “Advisor”). The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund.

The Funds are classified as “non-diversified” for purposes of the 1940 Act, which means that each Fund is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer. Because of this, the gains and losses on a single issuer may have a greater impact on a Fund’s net asset value.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap Growth	Long-term total return, which includes capital appreciation and income
Large Cap Value	Long-term total return, which includes capital appreciation and income
Small/Mid Cap Growth	Long-term total return, comprised primarily of capital appreciation
Small/Mid Cap Value	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Opportunistic	Total return, consisting of both current income and capital appreciation
Short Maturity	Safety of principal and a moderate level of income

There can be no guarantee that a Fund will achieve its investment objective. Each Fund is authorized to offer interests in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of March 31, 2010, only the Class Y-3 shares of each Fund had commenced operations.

2.	Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America, (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Security Valuation

Portfolio securities listed on an exchange normally are valued at the last sale price on the day on which the securities are valued or, lacking any sales on such day, at the last reported bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on

MGI Funds

Notes to the Financial Statements (Continued)
March 31, 2010

the exchange considered by the Advisor or the applicable Subadvisor as the primary market for such securities. Securities traded in the over-the-counter market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price (“NOCP”); other over-the-counter securities are valued at the last bid price available prior to valuation (other than short-term investments that mature in 60 days or less, which are valued as described below). Investments in open-end investment companies are valued at their net asset values (“NAV”).

The Board of Trustees of the Trust (the “Board”) has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. Certain fixed-income securities may be valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as many lower rated bonds, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the Board determines that this approach does not represent fair value.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. There can be no assurance that a Fund could realize the fair value assigned to the security if the Fund was to sell the security at approximately the time at which the Fund determines its NAV per share.

The valuation techniques used by the Funds to measure fair value for the period ended, March 31, 2010, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds’ estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation.

The Funds follow Financial Accounting Standards Board Statement (“FASB”) of Accounting Standards Codification ASC 820, “Fair Value Measurements” (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. In accordance with ASC 820, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 establishes a three-tier hierarchy that prioritizes the inputs to valuation techniques. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (for example, the risk inherent in a particular valuation technique used to measure fair value, including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices are unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

MGI Funds

Notes to the Financial Statements (Continued)
March 31, 2010

At March 31, 2010, Large Cap Growth, Large Cap Value, Small/Mid Cap Growth, and Small/Mid Cap Value each held long-term investments classified as Level 1, with corresponding major categories as shown in the schedules of investments, and a short-term investment position in Euro Time Deposits as shown in the schedules of investments, which is classified as Level 2.

The following is a summary of the inputs used as of March 31, 2010 in valuing the assets and liabilities of Non-US Core Equity, Core Opportunistic, and Short Maturity for which fair valuation was used:

Non-US Core Equity

ASSETS VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Australia	$38,631,557	$—	$—	$38,631,557
Austria	6,229,783	—	—	6,229,783
Belgium	12,286,248	—	—	12,286,248
Bermuda	11,436,775	—	—	11,436,775
Brazil	14,330,748	—	—	14,330,748
Canada	21,712,444	—	—	21,712,444
Cayman Islands	4,498,351	—	—	4,498,351
China	4,708,715	—	—	4,708,715
Denmark	11,450,518	—	—	11,450,518
Egypt	4,714,954	—	—	4,714,954
Finland	14,330,585	—	—	14,330,585
France	93,777,911	—	—	93,777,911
Germany	55,767,536	—	—	55,767,536
Greece	7,824,457	—	—	7,824,457
Hong Kong	9,199,622	—	—	9,199,622
India	2,372,311	3,713,810	—	6,086,121
Indonesia	2,884,380	—	—	2,884,380
Ireland	6,491,865	—	—	6,491,865
Israel	7,800,957	—	—	7,800,957
Italy	30,715,892	—	—	30,715,892
Japan	209,954,421	2,976,520	—	212,930,941
Luxembourg	11,920,244	—	—	11,920,244
Malaysia	292,282	—	—	292,282
Mauritius	793,634	—	—	793,634
Mexico	7,557,582	—	—	7,557,582
Netherlands	26,114,574	—	—	26,114,574
New Zealand	1,356,806	—	—	1,356,806
Norway	6,641,932	—	—	6,641,932
Pakistan	403,416	—	—	403,416
Philippines	984,082	—	—	984,082
Portugal	6,505,282	—	—	6,505,282
Russia	4,799,593	416,713	—	5,216,306
Singapore	16,368,188	—	—	16,368,188
South Africa	7,306,004	—	—	7,306,004
South Korea	14,053,398	—	—	14,053,398

MGI Funds

Notes to the Financial Statements (Continued)
March 31, 2010

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Spain	$28,615,566	$—	$—	$28,615,566
Sweden	25,218,689	—	—	25,218,689
Switzerland	61,911,827	—	—	61,911,827
Taiwan	5,051,589	—	—	5,051,589
Thailand	1,562,449	—	—	1,562,449
Turkey	5,019,828	—	—	5,019,828
United Kingdom	195,804,535	—	—	195,804,535
United States	2,217,277	—	—	2,217,277

Total Common Stocks	1,001,618,807	7,107,043	—	1,008,725,850

Preferred Stocks
Brazil	1,925,803	—	—	1,925,803
Germany	2,917,385	—	—	2,917,385
South Korea	708,014	—	—	708,014

Total Preferred Stocks	5,551,202	—	—	5,551,202

Call Options Purchased
Purchased Options	—	150,669	—	150,669

Total Call Options Purchased	—	150,669	—	150,669

Short-Term Investments
Bank Deposit	—	13,918,050	—	13,918,050
Certificates of Deposit	—	3,182,000	—	3,182,000
U.S. Government and Agency Obligations	—	5,706,003	—	5,706,003

Total Short-Term Investments	—	22,806,053	—	22,806,053

Forward Currency Contracts
Buys	—	471,676	—	471,676
Sales	—	2,312,807	—	2,312,807
Futures Contracts
Buys	—	285,702	—	285,702
Sales	—	7,985	—	7,985

Total	$1,007,170,009	$33,141,935	$—	$1,040,311,944

MGI Funds

Notes to the Financial Statements (Continued)
March 31, 2010

LIABILITIES VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Forward Currency Contracts
Buys	$—	$(1,726,738)	$—	$(1,726,738)
Sales	—	(308,813)	—	(308,813)
Futures Contracts
Buys	—	(28,489)	—	(28,489)
Sales	—	(9,366)	—	(9,366)

Total	$—	$(2,073,406)	$—	$(2,073,406)

Core Opportunistic

ASSETS VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Debt Obligations
Asset Backed Securities	$—	$21,056,360	$—	$21,056,360
Convertible Debt	—	216,825	—	216,825
Corporate Debt	—	222,457,929	—	222,457,929
Mortgage Backed Securities	—	142,307,473	—	142,307,473
Municipal Obligations	—	12,852,729	—	12,852,729
Sovereign Debt Obligations	—	5,380,138	—	5,380,138
U.S. Government and Agency Obligations	274,579,902	13,305,275	—	287,885,177

Total Debt Obligations	274,579,902	417,576,729	—	692,156,631

Common Stocks
Building Materials	11,200	—	—	11,200
Diversified Financial Services	168,736	—	—	168,736
Oil & Gas Services	5,222	—	—	5,222

Total Common Stocks	185,158	—	—	185,158

Preferred Stocks
Banks	586,200	—	—	586,200
Diversified Financial Services	450,509	75,469	—	525,978
Sovereign	68,975	—	—	68,975

Total Preferred Stocks	1,105,684	75,469	—	1,181,153

Warrants
Media	1,919	—	—	1,919
Oil & Gas Services	—	1,425	—	1,425

Total Warrants	1,919	1,425	—	3,344

Put Options Purchased
Purchased Options	4,222	—	—	4,222

Total Put Options Purchased	4,222	—	—	4,222

MGI Funds

Notes to the Financial Statements (Continued)
March 31, 2010

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Call Options Purchased
Purchased Options	$31,625	$—	$—	$31,625

Total Call Options Purchased	31,625	—	—	31,625

Short-Term Investments
Sovereign Debt Obligation	—	3,298,892	—	3,298,892
U.S. Government and Agency Obligations	—	59,849,943	—	59,849,943
Bank Deposit	—	39,431,093	—	39,431,093

Total Short-Term Investments	—	102,579,928	—	102,579,928

Forward Currency Contracts
Sales	—	224,766	—	224,766
Futures Contracts
Buys	—	911,371	—	911,371
Sales	—	133,888	—	133,888
Credit Default Swaps	—	88,484	—	88,484

Total	$275,908,510	$521,592,060	$—	$797,500,570

LIABILITIES VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Total TBA Sale Commitments	$—	$(26,169,169)	$—	$(26,169,169)

Forward Currency Contracts
Buys	—	(101,734)	—	(101,734)
Sales	—	(61,344)	—	(61,344)
Futures Contracts
Buys	—	(38,869)	—	(38,869)
Sales	—	(1,125)	—	(1,125)
Written Options	—	(381,473)	—	(381,473)
Credit Default Swaps	—	(1,470)	—	(1,470)

Total	$—	$(26,755,184)	$—	$(26,755,184)

MGI Funds

Notes to the Financial Statements (Continued)
March 31, 2010

Short Maturity

ASSETS VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Debt Obligations
Asset Backed Securities	$—	$476,800	$—	$476,800
Corporate Debt	—	1,571,412	—	1,571,412
Mortgage Backed Securities	—	726,603	—	726,603
U.S. Government and Agency Obligations	36,470,757	—	—	36,470,757

Total Debt Obligations	36,470,757	2,774,815	—	39,245,572

Short-Term Investments
Bank Deposits	—	11,061,004	—	11,061,004

Total Short-Term Investments	—	11,061,004	—	11,061,004

Total	$36,470,757	$13,835,819	$—	$50,306,576

Disclosures about Derivative Instruments and Hedging Activities

The Funds follow FASB ASC 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”), effective April 1, 2009. ASC 815 requires enhanced disclosures about the Funds’ use of, and accounting for, derivative instruments and the effect on the results of each Fund’s operations and financial position.

Small/Mid Cap Value and Non-US Core Equity held rights during the year as a result of corporate actions. Non-US Core Equity and Core Opportunistic held warrants during the year as a result of corporate actions.

At March 31, 2010 and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Non-US Core Equity

ASSET DERIVATIVES

	Foreign
	Exchange	Equity
	Contracts Risk	Contracts Risk	Total
Options Purchased(1)	$150,669	$—	$150,669
Futures Contracts(2)	—	293,687	293,687
Forward Contracts(1)	2,784,483	—	2,784,483

Total Value	$2,935,152	$293,687	$3,228,839

MGI Funds

Notes to the Financial Statements (Continued)
March 31, 2010

LIABILITY DERIVATIVES

	Foreign
	Exchange	Equity
	Contracts Risk	Contracts Risk	Total
Futures Contracts(2)	$—	$(37,855)	$(37,855)
Forward Contracts(3)	(2,035,551)	—	(2,035,551)

Total Value	$(2,035,551)	$(37,855)	$(2,073,406)

REALIZED GAIN (LOSS)(4)

	Foreign
	Exchange	Equity
	Contracts Risk	Contracts Risk	Total
Rights	$—	$(603,180)	$(603,180)
Warrants	—	262,216	262,216
Futures Contracts	—	2,292,363	2,292,363
Forward Contracts	2,742,057	—	2,742,057

Total Realized Gain (Loss)	$2,742,057	$1,951,399	$4,693,456

CHANGE IN APPRECIATION (DEPRECIATION)(5)

	Foreign
	Exchange	Equity
	Contracts Risk	Contracts Risk	Total
Rights	$—	$(18,491)	$(18,491)
Warrants	—	(234,407)	(234,407)
Options Purchased	(18,596)	—	(18,596)
Futures Contracts	—	(254,130)	(254,130)
Forward Contracts	1,339,184	—	1,339,184

Total Change in Appreciation (Depreciation)	$1,320,588	$(507,028)	$813,560

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)

	Foreign
	Exchange	Equity
	Contracts Risk	Contracts Risk	Total
Rights	—	378,340	378,340
Warrants		302,156	302,156
Options Purchased	6,145,000	—	6,145,000
Futures Contracts	—	111	111
Forward Contracts	6,748,626	—	6,748,626

MGI Funds

Notes to the Financial Statements (Continued)
March 31, 2010

Core Opportunistic

ASSET DERIVATIVES

		Foreign	Credit	Equity
	Interest Rate	Exchange	Contracts	Contracts
	Contracts Risk	Contracts Risk	Risk	Risk	Total
Warrants(1)	$—	$—	$—	$3,344	$3,344
Options Purchased(1)	35,847	—	—	—	35,847
Futures Contracts(2)	1,045,259	—	—	—	1,045,259
Forward Contracts(1)	—	224,766	—	—	224,766
Swap Contracts(1)	—	—	88,484	—	88,484

Total Value	$1,081,106	$224,766	$88,484	$3,344	$1,397,700

LIABILITY DERIVATIVES

		Foreign	Credit	Equity
	Interest Rate	Exchange	Contracts	Contracts
	Contracts Risk	Contracts Risk	Risk	Risk	Total
Options Written(3)	$(346,641)	$—	$(34,832)	$—	$(381,473)
Futures Contracts(2)	(39,994)	—	—	—	(39,994)
Forward Contracts(3)	—	(163,078)	—	—	(163,078)
Swap Contracts(1)	—	—	(1,470)	—	(1,470)

Total Value	$(386,635)	$(163,078)	$(36,302)	$—	$(586,015)

REALIZED GAIN (LOSS)(4)

		Foreign	Credit	Equity
	Interest Rate	Exchange	Contracts	Contracts
	Contracts Risk	Contracts Risk	Risk	Risk	Total
Options Purchased	$(166,943)	$—	$—	$—	$(166,943)
Options Written	786,521	—	—	—	786,521
Futures Contracts	183,978	—	—	—	183,978
Forward Contracts		(272,263)			(272,263)
Swap Contracts	—	—	5,900	—	5,900

Total Realized Gain (Loss)	$803,556	$(272,263)	$5,900	$—	$537,193

MGI Funds

Notes to the Financial Statements (Continued)
March 31, 2010

CHANGE IN APPRECIATION (DEPRECIATION)(5)

		Foreign
		Exchange	Credit	Equity
	Interest Rate	Contracts	Contracts	Contracts
	Contracts Risk	Risk	Risk	Risk	Total
Warrants	$—	$—	$—	$1,568	$1,568
Options Purchased	(40,091)	—	—	—	(40,091)
Options Written	811,953	—	8,543	—	820,496
Futures Contracts	(570,608)	—	—	—	(570,608)
Forward Contracts	—	156,903	—	—	156,903
Swap Contracts	—	—	(18,239)	—	(18,239)

Total Change in Appreciation (Depreciation)	$201,254	$156,903	$(9,696)	$1,568	$(350,029)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)

		Foreign	Credit	Equity
	Interest Rate	Exchange	Contracts	Contracts
	Contracts Risk	Contracts Risk	Risk	Risk	Total
Warrants	—	—	—	402	402
Options Purchased	125,509	—	—	—	125,909
Options Written	(58,934,459)	—	—	—	(58,934,459)
Futures Contracts	619	—	—	—	619
Forward Contracts	—	(652,350)	—	—	(652,350)
Swap Contracts	—	—	5,860,000	—	5,860,000

(1)	Statement of Assets and Liabilities location: Investments at value and Receivable for open forward currency contracts and Swap contracts, at value.
(2)	Cumulative appreciation (depreciation) on futures contracts is reported within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any is reported within the Statements of Assets and Liabilities.
(3)	Statement of Assets and Liabilities location: Payable for open forward currency contracts and Written options, at value.
(4)	Statement of Operations location: Amounts are included in Net realized gain (loss) on Investments, Written option contracts, Closed futures contracts, Forward contracts and foreign currency related transactions and Closed swap contracts.
(5)	Statement of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Investments, Open futures contracts, Written option contracts, Forward contracts and foreign currency related transactions and Open swap contracts.
(6)	Amounts disclosed represent average number of contracts, notional amounts, or shares outstanding for the months that the Fund held such derivatives during the year ended March 31, 2010.

Small/Mid Cap Value had no change in appreciation (depreciation) and no realized gain (loss) on rights during the year ended March 31, 2010.

The Funds follow FASB ASC 815-10-50 “Disclosures about Credit Derivative and Certain Guarantees”, effective July 1, 2008. This applies to written credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees. See Note 2 for a description of credit derivative instruments.

MGI Funds

Notes to the Financial Statements (Continued)
March 31, 2010

The following is a summary of open credit default swaps positions held in Core Opportunistic at March 31, 2010:

					Maximum
					Potential Amount
					of Future	Receive
					Payments by	(Pay)		Unrealized
Notional		Expiration		Buy/Sell	the Fund Under	Fixed	Deliverable	Appreciation
Amount	Currency	Date	Counterparty	Protection	the Contract	Rate	on Default	(Depreciation)	Value
400,000	USD	12/20/2015	Deutsche Bank N.A.	Buy	$400,000	(1.00%)	Starwood Hotels and Resorts, 6.75%, 05/15/18	$(16,866)	$11,937
900,000	USD	3/20/2016	Deutsche Bank N.A.	Buy	900,000	(1.00%)	Kinder Morgan, Inc., 6.50%, 09/01/12	(17,212)	24,981
1,400,000	USD	3/20/2016	Morgan Stanley Capital Services, Inc.	Buy	1,400,000	(1.00%)	Kinder Morgan, Inc., 6.50%, 09/01/12	(28,234)	38,860
1,600,000	USD	12/20/2019	Bank of America N.A.	Sell	1,600,000	1.00%	Cash	21,046	(811)
400,000	USD	12/20/2010	Goldman Sachs International	Sell	400,000	1.00%	Russian Foreign – Eurobond, 7.5% due 03/31/30 144A (Moody’s Rating: Baa1; S&P Rating: BBB)	1,062	1,327
300,000	USD	12/20/2010	Citibank N.A.	Sell	300,000	1.00%	Russian Foreign – Eurobond, 7.5% due 03/31/30 144A (Moody’s Rating: Baa1; S&P Rating: BBB)	842	995
700,000	USD	12/20/2010	Deutsche Bank N.A.	Sell	700,000	1.00%	Russian Foreign – Eurobond, 7.5% due 03/31/30 144A (Moody’s Rating: Baa1; S&P Rating: BBB)	1,541	2,322
600,000	USD	9/20/2010	Goldman Sachs International	Sell	600,000	5.00%	Sprint Nextel Corp., 6.00%, 12/01/16 (Moody’s Rating: Ba3; S&P Rating: BB-)	689	8,062
1,300,000	USD	12/20/2019	UBS AG	Sell	1,300,000	1.00%	Cash	18,893	(659)

					$7,600,000			$(18,239)	$87,014

(b) Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized, on securities for which collection is not expected. Withholding taxes on foreign dividend, interest, and capital gains have been provided for in accordance with the respective country’s tax rules and rates. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

MGI Funds

Notes to the Financial Statements (Continued)
March 31, 2010

(c) Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(d) Security lending

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

Effective October 6, 2008, the Funds suspended their participation in the securities lending program managed by State Street Bank and Trust Company (the “State Street Program”) due to the economic environment and credit market conditions. As of March 31, 2010, no Fund had any portfolio securities on loan. The Advisor will determine if or when it becomes appropriate for the Funds to resume their participation in the State Street Program.

(e) Repurchase agreements

A Fund may enter into a repurchase agreement where the Fund purchases securities from a bank or broker-dealer who simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund. See the Core Opportunistic Schedule of Investments for open repurchase agreements held as of March 31, 2010.

(f) Reverse repurchase agreements

A Fund may enter into reverse repurchase agreements, which involve sales of portfolio securities of a Fund to member banks of the Federal Reserve System or securities dealers believed to be creditworthy, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price, which is generally equal to the original sales price plus interest. A Fund retains record ownership and the right to receive interest and principal payments on the portfolio securities involved. In connection with each reverse repurchase agreement transaction, a Fund or its Subadvisor will earmark or direct State Street Bank and Trust Company, the Funds’ custodian (the “Custodian”), to designate cash, U.S. government securities, equity securities and/or investment and non-investment grade debt securities as segregated assets on the Fund’s or the Custodian’s records in an amount equal to the obligations under the transaction. When engaging in (or purchasing) reverse repurchase agreements, when-issued securities, options, futures, forward contracts, dollar rolls or other derivative

MGI Funds

Notes to the Financial Statements (Continued)
March 31, 2010

transactions, a Fund or it Subadvisor will earmark or cause the Custodian to designate on the Fund’s records or the Custodian’s records cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily.

A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the 1940 Act and as such, are subject to the same investment limitations. During the year ended March 31, 2010, the Funds did not have any open reverse repurchase agreements.

(g) Swaps

A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default, and index swaps, swap options (sometimes referred to as “swaptions”), and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. Under Internal Revenue Service rules, any nonperiodic payments received or due under the notional principal contract must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract.

Whether a Fund’s use of swap agreements or swap options will be successful in achieving the Fund’s investment objective will depend on the subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount. The subadvisor that enters into the swap

MGI Funds

Notes to the Financial Statements (Continued)
March 31, 2010

agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of swaps.

Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Advisor may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Certain restrictions imposed on the Funds by the Code may limit the Funds’ ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

A Fund also may enter into credit default swap agreements. The credit default swap agreements may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will

MGI Funds

Notes to the Financial Statements (Continued)
March 31, 2010

segregate or “earmark” cash or assets determined to be liquid by the Advisor and/or the Subadvisor in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor and/or Subadvisor in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

In January 2009, the SEC issued temporary rules to allow for clearinghouses to facilitate certain credit default swap transactions between one or more counterparties. A clearinghouse may act as the intermediary, or central counterparty, in credit default swap transactions, reducing the risk of a counterparty defaulting on a transaction while providing a central location for regulators to view traders’ positions and prices. The use of a clearinghouse for credit default swaps is voluntary and the temporary rules are in effect from January 22, 2009 until November 30, 2010. In March 2009, the SEC approved exemptions to allow the CME Group, Inc. and InterContinental, Inc. to operate a clearinghouse for credit default swaps. Similarly, dealers of credit default swaps in Europe agreed, in February 2009, to use a clearinghouse in the European Union to guarantee derivatives. Nine banks and brokers, including Deutsche Bank AG, JPMorgan Chase and Co., and Barclays PLC, committed to start using one or more clearinghouses within the 27-nation region by the end of July 2009. The clearinghouse(s) will be funded by their members. In response to these developments, in March 2009, the Financial Industry Regulatory Authority (“FINRA”) proposed a pilot program imposing margin rules for credit default swap transactions executed by a registered broker-dealer and cleared by the CME Group, Inc. or other central counterparty platforms. FINRA speculates that the creation of CDS central counterparties will result in an increasing volume of CDS transactions being handled through broker-dealers instead of through affiliated entities of investment banks as in the past. FINRA’s pilot program is set to expire November 30, 2010.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Subadvisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a Subadvisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

MGI Funds

Notes to the Financial Statements (Continued)
March 31, 2010

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989, which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

See the Core Opportunistic Equity Schedule of Investments for a listing of open swap agreements as of March 31, 2010.

(h) Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency called for by the contract at a specified price on a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

Upon entering into a futures contract, a Fund must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked-to-market daily and the change in value is recorded by the Fund as a variation margin payable or receivable. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

See the Core Opportunistic and the Non-US Core Equity Schedules of Investments for a listing of open futures contracts as of March 31, 2010.

(i) Options

The Funds may purchase and sell (write) put and call options on debt securities and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

The Funds may enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may write (sell) and purchase put and call swap options. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swap option than the Fund will incur when it purchases a swap option. When a Fund purchases a swap option, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swap option expire unexercised.

MGI Funds

Notes to the Financial Statements (Continued)
March 31, 2010

However, when a Fund writes a swap option, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

See the Core Opportunistic Schedule of Investments for a listing of open options contracts as of March 31, 2010.

Transactions in written option contracts for Core Opportunistic for the period ended March 31, 2010, is as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2009	211	$170,377
Options written	99,902,577	2,216,318
Options terminated in closing purchase transactions	(7,300,929)	(564,222)
Options expired	(891)	(533,678)

Options outstanding at March 31, 2010	92,600,968	$1,288,795

(j) Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

MGI Funds

Notes to the Financial Statements (Continued)
March 31, 2010

(k) Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Custodian or the Fund’s sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contract. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract.

See the Core Opportunistic and the Non-US Core Equity Schedules of Investments for a listing of open forward foreign currency contracts as of March 31, 2010.

(l) Short sales

A Fund may from time to time sell securities short. In the event that a Subadvisor anticipates that the price of a security will decline, the Fund may sell the security short and borrow the same security from a broker or other institution to complete the sale. A Fund will incur a gain or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. All short sales will be fully collateralized. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include the risk that possible losses from short sales may be unlimited (e.g., if the price of a stock sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and a Fund may be unable to replace a borrowed security sold short. At March 31, 2010, none of the Funds held securities sold short.

(m) When-issued/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as “to-be-announced” (“TBA”) securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund’s NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. See the Core Opportunistic Schedule of Investments for TBA sale commitments held as of March 31, 2010.

MGI Funds

Notes to the Financial Statements (Continued)
March 31, 2010

(n) Exchange-traded index securities

A Fund may invest in exchange-traded index securities that are currently operational or that may be developed in the future. Exchange-traded index securities generally trade on the American Stock Exchange or New York Stock Exchange and are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of the Fund’s investment. These securities generally bear certain operational expenses. To the extent that a Fund invests in these securities, the Fund must bear these expenses in addition to the expenses of the Fund’s own operation. At March 31, 2010, none of the Funds held exchange-traded index securities.

(o) Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. See each Fund’s Schedule of Investments for open REIT securities held as of March 31, 2010. Short Maturity did not hold any REITs as of March 31, 2010.

(p) Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. See the Core Opportunistic Schedule of Investments for open indexed securities held as of March 31, 2010.

(q) Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at NAV, unless the shareholder elects to receive cash distributions.

(r) Allocation of expenses and operating income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each Fund. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between each class of shares of each Fund, based on the relative net assets of each class.

MGI Funds

Notes to the Financial Statements (Continued)
March 31, 2010

(s) Redemption fees

While none of the Funds’ classes have initial or contingent deferred sales charges on purchases of Fund shares, redemptions of Fund shares held less than 30 days may be assessed a 2% short term trading fee.

(t) Mortgage-Related and other Asset-Backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types on real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedule of Investments for open mortgage-backed and asset-backed securities held by Core Opportunistic and Short Maturity as of March 31, 2010.

(u) Indemnities

In the normal course of business, the Funds enter into contracts that require them to provide a variety of representations or general indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Funds invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans and credit card receivables. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults.

MGI Funds

Notes to the Financial Statements (Continued)
March 31, 2010

3.	Fees and other transactions with affiliates

The Advisor provides investment advisory services to each Fund pursuant to an investment management agreement. Pursuant to the investment management agreement, each Fund pays the Advisor a fee for managing the Fund’s investments at an annual rate of:

	Assets up to	Assets in excess of
	$750 million	$750 million
Large Cap Growth	0.55%	0.53%
Large Cap Value	0.53%	0.51%
Small/Mid Cap Growth	0.90%	0.90%
Small/Mid Cap Value	0.90%	0.90%
Non-US Core Equity	0.75%	0.73%
Core Opportunistic	0.35%	0.33%
Short Maturity	0.25%	0.23%

Such fees as referenced above are shown in the Advisory fees line in the Statements of Operations. The Advisor provides certain internal administrative services to the Class S, Class Y-1 and Class Y-2 shares of the Funds, for which the Advisor receives a fee of 0.15%, 0.10% and 0.05% of the average daily net assets of the Class S, Class Y-1 and Class Y-2 shares of the Funds, respectively. These internal administrative services include attending to shareholder correspondence, assisting with the processing of purchases and redemptions of shares, preparing and disseminating information and documents for use by beneficial shareholders and monitoring and overseeing non-advisory relationships with entities providing services to the Class S, Class Y-1 and Class Y-2 shares, including the transfer agent.

The Funds have adopted a plan of marketing and service, or “12b-1 plan” to finance the provision of certain shareholder services to the owners of Class S and Class Y-1 shares of the Funds (collectively referred to as the “plans”). The plan provides for payments at annual rates (based on average net assets) of up to 0.25% if each Fund’s Class S and Class Y-1 shares. However, Class S and Class Y-1 shares have not commenced operations.

The Trust, with respect to each Fund, and the Advisor have entered into a written contractual fee waiver and expense reimbursement agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or reimburse expenses. For the year ended March 31, 2010, the fees were reimbursed to the extent that each Fund’s class expenses would exceed the net expense rates as set forth below of average daily net assets of the Fund class. Pursuant to the expense reimbursement agreement, the Advisor is entitled to be reimbursed for any fees the Advisor waives and Fund expenses that the Advisor reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by a Fund will not cause the Fund to exceed any applicable expense limitation that is in place for the Fund. These reimbursements are shown in the Reimbursement of expenses line in the Statements of Operations.

	Class S	Class Y-1	Class Y-2	Class Y-3
Large Cap Growth	1.07%	1.02%	0.72%	0.57%
Large Cap Value	1.05%	1.00%	0.70%	0.55%
Small/Mid Cap Growth	1.42%	1.37%	1.07%	0.92%
Small/Mid Cap Value	1.42%	1.37%	1.07%	0.92%
Non-US Core Equity	1.32%	1.27%	0.97%	0.82%
Core Opportunistic	0.87%	0.82%	0.52%	0.37%
Short Maturity	0.82%	0.77%	0.47%	0.32%

As of March 31, 2010 only Class Y-3 had commenced operations.

MGI Funds

Notes to the Financial Statements (Continued)
March 31, 2010

4.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short term investments, for the year ended March 31, 2010, were as follows:

	Long-Term	Other Long-Term
	U.S. Government Securities	Securities
Purchases
Large Cap Growth	$—	$333,420,429
Large Cap Value	—	406,341,144
Small/Mid Cap Growth	—	169,459,211
Small/Mid Cap Value	—	221,699,632
Non-US Core Equity	—	664,139,308
Core Opportunistic	1,345,384,829	302,277,628
Short Maturity	163,320,611	34,207,309
Sales
Large Cap Growth	—	374,964,638
Large Cap Value	—	419,997,479
Small/Mid Cap Growth	—	158,769,999
Small/Mid Cap Value	—	206,371,457
Non-US Core Equity	—	395,545,337
Core Opportunistic	1,139,996,287	263,193,423
Short Maturity	133,660,949	45,254,531

5.	Share transactions

Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Transactions in Fund shares were as follows:

Large Cap Growth

	Year Ended		Year Ended
	March 31, 2010		March 31, 2009
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	5,380,865	$42,037,528	12,929,894	$101,049,817
Shares issued to shareholders in reinvestment of distributions	172,648	1,636,702	144,499	1,012,935
Shares repurchased	(10,435,073)	(88,121,549)	(9,948,372)	(77,263,194)

Net increase (decrease)	(4,881,560)	$(44,447,319)	3,126,021	$24,799,558

Large Cap Value

	Year Ended		Year Ended
	March 31, 2010		March 31, 2009
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	8,870,678	$51,821,146	17,235,394	$116,687,421
Shares issued to shareholders in reinvestment of distributions	907,488	6,388,716	1,407,588	8,403,300
Shares repurchased	(11,510,704)	(73,700,363)	(9,439,692)	(53,542,203)

Net increase (decrease)	(1,732,538)	$(15,490,501)	9,203,290	$71,548,518

MGI Funds

Notes to the Financial Statements (Continued)
March 31, 2010

Small/Mid Cap Growth

	Year Ended		Year Ended
	March 31, 2010		March 31, 2009
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	5,364,502	$44,777,467	6,652,983	$45,998,609
Shares issued to shareholders in reinvestment of distributions	—	—	207,139	1,288,403
Shares repurchased	(4,228,699)	(34,122,684)	(1,760,449)	(16,860,517)

Net increase (decrease)	1,135,803	$10,654,783	5,099,673	$30,426,495

Small/Mid Cap Value

	Year Ended		Year Ended
	March 31, 2010		March 31, 2009
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	6,545,792	$47,406,898	7,930,344	$51,398,900
Shares issued to shareholders in reinvestment of distributions	93,462	726,197	260,319	1,502,044
Shares repurchased	(4,602,500)	(32,800,553)	(811,033)	(6,192,102)

Net increase (decrease)	2,036,754	$15,332,542	7,379,630	$46,708,842

Non-US Core Equity

	Year Ended		Year Ended
	March 31, 2010		March 31, 2009
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	36,838,239	$328,847,880	28,277,690	$236,217,655
Shares issued to shareholders in reinvestment of distributions	1,191,487	11,295,302	1,910,383	13,926,691
Shares repurchased	(8,045,586)	(68,106,579)	(1,982,769)	(24,124,707)

Net increase (decrease)	29,984,140	$272,036,603	28,205,304	$226,019,639

Core Opportunistic

	Year Ended		Year Ended
	March 31, 2010		March 31, 2009
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	49,095,831	$475,710,721	12,640,720	$121,830,839
Shares issued to shareholders in reinvestment of distributions	1,669,320	16,542,961	3,979,781	35,101,673
Shares repurchased	(19,494,447)	(185,198,477)	(24,296,926)	(234,978,274)

Net increase (decrease)	31,270,704	$307,055,205	(7,676,425)	$(78,045,762)

MGI Funds

Notes to the Financial Statements (Continued)
March 31, 2010

Short Maturity

	Year Ended		Year Ended
	March 31, 2010		March 31, 2009
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	2,808,604	$26,614,402	—	$—
Shares issued to shareholders in reinvestment of distributions	89,873	843,009	304,815	2,590,930
Shares repurchased	(109,011)	(1,038,881)	(4,310,832)	(39,401,921)

Net increase (decrease)	2,789,466	$26,418,530	(4,006,017)	$(36,810,991)

6.	Federal income taxes

As of March 31, 2010, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

				Net
	Federal	Tax Basis	Tax Basis	Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Large Cap Growth	$307,418,356	$54,604,452	$(2,865,489)	$51,738,963
Large Cap Value	314,005,233	47,484,445	(2,358,776)	45,125,669
Small/Mid Cap Growth	184,705,667	41,044,282	(3,232,723)	37,811,559
Small/Mid Cap Value	190,726,285	34,626,541	(3,206,933)	31,419,608
Non-US Core Equity	971,368,858	103,225,868	(37,360,952)	65,864,916
Core Opportunistic	801,031,761	20,152,450	(25,042,150)	(4,889,700)
Short Maturity	50,370,126	63,435	(126,985)	(63,550)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, REIT and other basis adjustments.

As of March 31, 2010, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Capital Losses	Unrealized	Total
	Ordinary	Long-Term	Other Temporary	Appreciation	Distributable
	Income	Gain	Differences	(Depreciation)	Earnings
Large Cap Growth	$655,977	$—	$(66,620,866)	$51,739,271	$(14,225,618)
Large Cap Value	1,149,761	—	(177,893,389)	45,125,815	(131,617,813)
Small/Mid Cap Growth	—	—	(39,426,006)	37,811,559	(1,614,447)
Small/Mid Cap Value	1,036,841	—	(40,008,632)	31,419,608	(7,552,183)
Non-US Core Equity	13,733,681	—	(160,057,058)	66,885,839	(79,437,538)
Core Opportunistic	14,877,538	—	(5,000,053)	(2,957,060)	6,920,425
Short Maturity	329,770	—	(4,710,871)	(63,550)	(4,444,651)

All other differences are temporary losses related to mostly organizational costs and other timing adjustments.

MGI Funds

Notes to the Financial Statements (Continued)
March 31, 2010

On March 31, 2010, the following Fund had capital loss carryforwards to be utilized in the current period to offset future net capital gains through the indicated expiration dates as follows:

	Expiring March 31
	2014	2015	2016	2017	2018
Large Cap Growth	$—	$—	$—	$13,028,048	$53,584,842
Large Cap Value	—	—	—	71,006,842	106,183,322
Small /Mid Cap Growth	—	—	—	30,528,756	8,895,760
Small Mid/Cap Value	—	—	—	10,864,757	29,142,657
Non-US Core Equity	—	—	—	19,567,692	134,374,086
Core Opportunistic	—	—	—	1,272,168	2,599,611
Short Maturity	56,196	89,734	96,969	1,337,794	2,821,093

For the year ended March 31, 2010, Large Cap Value, Non-US Core Equity and Short Maturity have elected to defer to April 1, 2010, post October 2009 capital losses of $695,625, $5,319,224 and $308,297 respectively.

During the years ended March 31, 2010 and March 31, 2009 the tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid, was as follows:

	2010		2009
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gain	Income	Capital Gain
Large Cap Growth	$1,636,702	$—	$1,012,935	$—
Large Cap Value	6,388,716	—	8,400,402	2,898
Small/Mid Cap Growth	—	—	—	1,288,403
Small/Mid Cap Value	726,197	—	1,383,773	118,721
Non-US Core Equity	11,295,302	—	8,081,954	5,844,737
Core Opportunistic	16,542,961	—	32,557,220	2,544,453
Short Maturity	843,009	—	2,590,930	—

As of March 31, 2010, the Funds had no uncertain tax positions that would require recognition, derecognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended March 31, 2010 remains subject to examination by the Internal Revenue Service.

7.	Subsequent event

In accordance with the provisions set forth in FASB (ASC) 855, “Subsequent Events”, followed by the Funds as of March 31, 2010, management has evaluated the possibility of subsequent events existing in the Funds’ financial statements and determined that there are no material events that would require disclosure in the Funds’ financial statements through the date of issuance.

8.	Recently issued accounting pronouncements

In January 2010, FASB issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Funds’ financial statement disclosures.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of MGI Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of MGI Funds, comprising MGI US Large Cap Growth Equity Fund, MGI US Large Cap Value Equity Fund, MGI US Small/Mid Cap Growth Equity Fund, MGI US Small/Mid Cap Value Equity Fund, MGI Non-US Core Equity Fund, MGI Core Opportunistic Fixed Income Fund, and MGI US Short Maturity Fixed Income Fund (the “Funds”), as of March 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the MGI Funds as of March 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
May 25, 2010

MGI Funds

Additional Information (Unaudited)

          Proxy Voting

A description of the policies and procedures that the Advisor and each Fund’s Subadvisors use to determine how to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 866-658-9896, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information about Funds’ proxy voting decisions are available without charge, online on the Funds’ website at http://www.mgifunds.us/proxy.

          Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q, which when filed, will be available on the SEC’s website at http://www.sec.gov. When filed, the Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

          Federal Tax Information

For the fiscal year ended March 31, 2010, none of the Funds paid long-term capital gains.

Qualified dividend income (“QDI”) received by the Funds through March 31, 2010, that qualified for a reduced tax rate pursuant to the Internal Revenue Code Section 1(h)(11) are as follows:

Fund	QDI
Large Cap Growth	$3,687,044
Large Cap Value	6,720,140
Small/Mid Cap Value	2,524,797
Non-US Core Equity	22,569,859

For the year ended March 31, 2010, Non-US Core Equity had a Foreign Tax Credit in the amount of $2,116,134 and a Foreign Tax Credit Source Income of $24,295,863.

For corporate shareholders, a portion of the ordinary dividends paid during the Funds’ year ended March 31, 2010, qualified for the dividends received reduction, as follows:

Fund
Large Cap Growth	100.00%
Large Cap Value	98.32%
Small/Mid Cap Value	92.76%

Board Approvals of Investment Management Agreement and Subadvisory Agreements during the period October 1, 2009 through March 31, 2010

September 29, 2009 Board Meeting

MGI Non-US Core Equity Fund — Approval of a New Subadvisory Agreement

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the MGI Funds (the “Trust”) held on September 29, 2009 (the “Board Meeting”), the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust or Mercer Global Investments, Inc., the Trust’s investment advisor (the “Advisor” or “MGI”) (together, the “Independent Trustees”) considered and approved the proposed Subadvisory Agreement (the “Proposed Subadvisory Agreement”) between the Advisor and Massachusetts Financial Services Company (d/b/a MFS Investment Management®) (“MFS Management” or the “Proposed Subadvisor”) with respect to the MGI Non-US Core Equity Fund (the “Non-US Fund”).

MGI Funds

Additional Information (Unaudited) (Continued)

In considering the approval of the Proposed Subadvisory Agreement, the Board was able to draw on its knowledge of the Trust, the Non-US Fund, and the Trust’s other series (the “Series”). In addition, the Board took note of its experience with MGI under the Investment Management Agreement with the Advisor, as well as under the Subadvisory Agreements that had been implemented with Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), AllianceBernstein L.P. (“Alliance”), Lazard Asset Management LLC (“Lazard”), and Morgan Stanley Investment Management, Inc. (“MSIM”), the Non-US Fund’s four current subadvisors (each a “Subadvisor,” and together, the “Subadvisors”). In addition, at the Board Meeting the Independent Trustees were advised by their independent legal counsel regarding the duties of the Trustees in considering the approval of advisory and subadvisory agreements.

At the Board Meeting, the Trustees were provided with and considered certain information and materials from the Advisor, MFS Management, and counsel, including: (i) a copy of the form of the Proposed Subadvisory Agreement between the Advisor and MFS Management, as supplemented by the Advisor’s oral summary of the Proposed Subadvisory Agreement’s provisions at the Meeting; (ii) the process by which the Advisor had reviewed, selected, and recommended MFS Management for the Board’s approval, which included the Advisor’s rationale for recommending that the Non-US Fund utilize a fifth subadvisor; (iii) the nature, extent, and quality of the services that MFS Management proposed to provide to the Non-US Fund; (iv) the investment management business, portfolio management personnel, operations, prior investment experience, and reputation of MFS Management; (v) the qualifications and experience of the investment team at MFS Management that will be responsible for the day-to-day management of the Proposed Subadvisor’s allocated portion of the Non-US Fund’s investment portfolio; (vi) MFS Management’s staffing levels and overall resources; (vii) MFS Management’s brokerage and trading policies and practices; (viii) the level of subadvisory fees proposed to be charged by MFS Management for its services to the Non-US Fund, and a comparison of those fees to the fees charged by MFS Management to comparable accounts that MFS Management managed, including registered investment companies advised and subadvised by MFS Management and other investment vehicles managed by MFS Management for its institutional clients; (ix) the compliance program of MFS Management; (x) MFS Management’s historical performance returns managing a similar investment mandate and a comparison of such performance to a relevant index; and (xi) MFS Management’s financial condition. MGI also provided the Trustees with materials discussing the reasons for recommending the Proposed Subadvisor for approval. Additionally, the Independent Trustees received assistance and advice regarding legal and industry standards, supplied by their independent counsel, which were intended to aid the Independent Trustees in fulfilling their duties under the 1940 Act. Finally, the Independent Trustees considered their discussions with representatives of the Advisor and MFS Management at the Board Meeting.

In their consideration of the approval of the Proposed Subadvisory Agreement with MFS Management, the Independent Trustees considered the following factors:

(a) The nature, extent, and quality of the services to be provided by the Proposed Subadvisor. The Independent Trustees reviewed the nature, extent, and quality of the services to be provided by MFS Management to the Non-US Fund. The Independent Trustees discussed the specific investment management process that MFS Management will employ to manage its allocated portion of the Non-US Fund’s investment portfolio (which was described in detail in MFS Management’s materials prepared for the Board Meeting, and which MFS Management personnel had discussed at the Meeting), the qualifications of MFS Management’s portfolio managers and investment management personnel with regard to implementing the investment mandate relating to the allocated portion of the Non-US Fund’s investment portfolio that the Proposed Subadvisor would be managing, and MFS Management’s overall favorable performance record as compared to a relevant benchmark. The Independent Trustees considered MFS Management’s infrastructure and whether the Proposed Subadvisor’s organization appeared to support MFS Management’s investment strategy adequately. The Independent Trustees also discussed the Advisor’s review, selection, and due diligence process with respect to MFS Management and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services expected to be provided to the Non-US Fund by the Proposed Subadvisor.

The Independent Trustees determined that the Non-US Fund and its shareholders would benefit from the quality and experience of MFS Management’s portfolio managers and the qualifications of the Proposed Subadvisor’s

MGI Funds

Additional Information (Unaudited) (Continued)

investment team. Based on their consideration and review of the foregoing information, the Independent Trustees concluded that the nature, extent, and quality of the subadvisory services anticipated to be provided by MFS Management, as well as the Proposed Subadvisor’s ability to render such services based on the Proposed Subadvisor’s experience, operations, and resources, were appropriate for the Non-US Fund, in light of the Fund’s investment objective and the mandate relating to the allocated portion of the Fund’s investment portfolio that MFS Management would manage.

(b) Investment performance of the Non-US Fund and MFS Management. Because MFS Management previously had not managed an allocated portion of the Non-US Fund’s investment portfolio, the Independent Trustees could not consider MFS Management’s investment performance in managing the Fund as a factor in evaluating the Proposed Subadvisory Agreement. However, the Independent Trustees reviewed MFS Management’s historical investment performance record, utilizing its international value equity investment strategy in managing other accounts and in advising and subadvising other registered investment companies that were comparable to the Non-US Fund. The Independent Trustees also compared MFS Management’s historical investment performance to a relevant benchmark, and concluded that the historical performance record for the Proposed Subadvisor, viewed together with the other factors considered by the Independent Trustees, supported a decision to approve the Proposed Subadvisory Agreement with MFS Management.

(c) Comparison of the services to be rendered by and fees to be paid to MFS Management under other advisory and subadvisory contracts, such as those with other clients; economies of scale. The Independent Trustees discussed the services that would be rendered by MFS Management and evaluated the compensation to be paid to MFS Management by the Advisor for those services. The Independent Trustees noted that the services that MFS Management would furnish to the Non-US Fund appeared to be comparable to the services that MFS Management currently provided to its other advisory and subadvisory clients. The Independent Trustees also considered the fees that will be paid to MFS Management by the Advisor in light of the fees that were charged by the Proposed Subadvisor to its other advisory and subadvisory clients, as disclosed in Part II of the Proposed Subadvisor’s Form ADV and in the materials prepared by MFS Management for the Trustees’ consideration at the Board Meeting.

The Independent Trustees concluded that the proposed subadvisory fee appeared to compare favorably to the fees charged by MFS Management to its other, similar clients. The Independent Trustees also noted that while MFS Management’s fee schedule included breakpoints, this would not be relevant to the shareholders of the Non-US Fund, as the Advisor would pay MFS Management’s fees. In addition, the Independent Trustees considered the review, selection, and due diligence process conducted by the Advisor, as discussed in detail at the Board Meeting, in determining to recommend MFS Management as a subadvisor to the Non-US Fund and the Advisor’s reasons for concluding that the subadvisory fees to be paid by MGI to MFS Management for its services to the Non-US Fund were reasonable. The Independent Trustees emphasized in their discussions that MFS Management’s subadvisory fees would be paid by the Advisor, and were not additional fees to be borne by the Non-US Fund or its shareholders. Based on these discussions, the Independent Trustees concluded that, in light of the quality and extent of the services to be provided, the proposed fee to be paid to the Proposed Subadvisor with respect to the assets of the Non-US Fund to be allocated to MFS Management appeared to be within a reasonable range.

The Independent Trustees also considered the potential “fallout” or ancillary benefits that may accrue to MFS Management from its relationship with the Non-US Fund. It was observed that MFS Management may direct the Non-US Fund’s brokerage transactions to certain brokers to obtain research and other services. However, the Independent Trustees noted that each Subadvisor to the Series, including the Proposed Subadvisor, was required to select brokers who met the Non-US Fund’s requirements for seeking best execution, and that the Advisor closely monitored and evaluated the Subadvisors’ trade execution with respect to Fund brokerage transactions on a regular basis and provided the Board with a quarterly report on these transactions. Since the fees to be paid to MFS Management were the result of arm’s-length bargaining between unaffiliated parties and given the Advisor’s economic incentive to negotiate a reasonable fee, the potential profitability of MFS Management was not considered relevant to the Independent Trustees’ deliberations. The Independent Trustees took note of the Advisor’s explanation that the appointment of MFS Management was not affected by the impact that the

MGI Funds

Additional Information (Unaudited) (Continued)

recommended appointment would have on MGI’s revenues and profitability, and recalled that the Advisor had demonstrated that the implementation of the Proposed Subadvisory Agreement may slightly assist the Advisor reaching profitability more quickly. On the basis of these considerations, the Independent Trustees concluded that, in light of the nature, extent, and quality of the services expected to be provided by MFS Management and the proposed fees to be paid to MFS Management for managing its allocated portion of the Non-US Fund’s investment portfolio, the potential benefits accruing to MFS Management as a result of serving as a subadvisor to the Non-US Fund were reasonable.

(d) Other Considerations. The Independent Trustees considered MGI’s recommendation that the hiring of MFS Management as a subadvisor would add value by enhancing the benefits of the Trust’s multi-manager approach. In addition, the Independent Trustees considered the Advisor’s recommendation that the addition of MFS Management as the fifth Subadvisor would complement the Non-US Fund’s four current Subadvisors — GMO, Lazard, Alliance, and Morgan Stanley, and in particular, Alliance — and would add value by enhancing the benefits of the Trust’s multi-manager approach. In this regard, the Independent Trustees considered the performance of Alliance, and the Advisor’s current views on Alliance, its international value investment strategy, its portfolio managers, and recent changes in Alliance’s senior management. The Independent Trustees also considered the Advisor’s explanation of why MGI anticipated that the addition of the Proposed Subadvisor would improve the consistency of excess returns for the Non-US Fund and improve the Fund’s risk/return profile by maintaining excess return expectations for lower expected tracking error while reducing downside volatility, as well as other possible benefits. The Independent Trustees also discussed that the addition of MFS Management, and the accompanying proposed preliminary reallocation of a portion of the Non-US Fund’s assets from Alliance to the Proposed Subadvisor, as discussed at the September Meeting, should serve to increase portfolio diversification, help to reduce volatility, and improve the risk profile for the Non-US Fund, while increasing the potential for positive returns, thereby benefiting shareholders of the Non-US Fund. The Independent Trustees also considered that the Advisor could accomplish efficiently and economically the transition to add MFS Management and to reallocate the Non-US Fund’s assets from Alliance to MFS Management.

Conclusion. Following full consideration of the foregoing factors, it was reported that no single factor was determinative to the Independent Trustees’ decisions. Based on these factors, along with the determination of the Advisor at the conclusion of its review, selection, and due diligence process to recommend MFS Management, and such other matters as were deemed relevant, the Independent Trustees concluded that the proposed fee rate for MFS Management was reasonable in relation to the services that the Proposed Subadvisor would provide to the Non-US Fund. As a result, the Independent Trustees approved unanimously the Proposed Subadvisory Agreement in the executive session, and recommended to the Board the approval of the Proposed Subadvisory Agreement as being in the best interests of the Non-US Fund and its shareholders.

MGI Funds

Understanding Your Fund’s Expenses (Unaudited)

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees and ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The first line in the table for each Fund shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from April 1, 2009 through March 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = $8.60) and multiply the result by the number in the Operating Expenses Incurred column as shown below for your Class. The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Large Cap Growth — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.57%	1,000.00	1,130.30	1,065.15	3.03
Hypothetical	0.57%	1,000.00	1,022.09	1,011.05	2.87

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 182/365

Large Cap Value — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.55%	1,000.00	1,112.40	1,056.20	2.90
Hypothetical	0.55%	1,000.00	1,022.19	1,011.10	2.77

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 182/365

MGI Funds

Understanding Your Fund’s Expenses (Unaudited) (Continued)

Small/Mid Cap Growth — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.92%	1,000.00	1,149.80	1,074.90	4.93
Hypothetical	0.92%	1,000.00	1,020.34	1,010.17	4.63

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 182/365

Small/Mid Cap Value — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.92%	1,000.00	1,153.10	1,076.55	4.94
Hypothetical	0.92%	1,000.00	1,020.34	1,010.17	4.63

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 182/365

Non-US Core Equity – Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.82%	1,000.00	1,047.30	1,023.65	4.19
Hypothetical	0.82%	1,000.00	1,020.84	1,010.42	4.13

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 182/365

Core Opportunistic — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.37%	1,000.00	1,031.90	1,015.95	1.87
Hypothetical	0.37%	1,000.00	1,023.09	1,011.55	1.87

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.37%, multiplied by the average account value over the period, multiplied by 182/365

MGI Funds

Understanding Your Fund’s Expenses (Unaudited) (Continued)

Short Maturity — Class Y3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.32%	1,000.00	1,027.60	1,013.80	1.62
Hypothetical	0.32%	1,000.00	1,023.34	1,011.67	1.61

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.32%, multiplied by the average account value over the period, multiplied by 182/365

MGI Funds

Trustees and Officers (Unaudited)

The following tables list the Trust’s Trustees and Officers as of the date of this report; their address and age; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in registered investment companies. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trust’s trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request, by calling 866-658-9896, or on the SEC website at www.sec.gov.

Independent Trustees

				Number of
		Term of		Portfolios
		Office(1) and		in Fund	Other
	Position(s)	Length of	Principal	Complex*	Directorships
Name, Address	Held with	Time	Occupation(s) During	Overseen	Held by
and Age	Trust	Served	Past 5 Years	by Trustee	Trustee

Harrison M. Bains, Jr. 99 High Street Boston, MA 02110 (66)	Chairman and Trustee	Chairman Since 2009; Trustee Since 2005	Mr. Bains is retired.	7	Mr. Bains is a director of BG Medicine, Inc.

Adela M. Cepeda A.C. Advisory, Inc. 150 North Wacker Drive, Suite 2160 Chicago, IL 60606 (52)	Trustee	Since 2005	Ms. Cepeda is Founder and President of A.C. Advisory, Inc. (a financial advisory firm) since 1995.	7	Ms. Cepeda is a director of The UBS Funds, UBS Relationship Funds, Fort Dearborn Income Securities, Inc., SMA Relationship Trust, Consulting Group Capital Markets Funds, and the Amalgamated Bank of Chicago.

Gail A. Schneider 99 High Street Boston, MA 02110 (61)	Trustee	Since 2009	Ms. Schneider is a self-employed consultant since 2007. From 2002 to 2007, Ms. Schneider was retired.	7	None

MGI Funds

Trustees and Officers (Unaudited) (Continued)

Interested Trustee:

Number of
		Term of		Portfolios
		Office(1) and		in Fund	Other
	Position(s)	Length of	Principal	Complex*	Directorships
Name, Address	Held with	Time	Occupation(s) During	Overseen	Held by
and Age	Trust	Served	Past 5 Years	by Trustee	Trustee

Richard Nuzum (41)	Trustee, President, and Chief Executive Officer	Since 2010	Mr. Nuzum is President and Global Business Leader of Mercer’s Investment Management Business since 2009. Mr. Nuzum was Americas Business Leader for Mercer Investment Consulting from 2005 to 2008.	7	None

(1)	Each Trustee holds office for an indefinite term.

*	The “Fund Complex” consists of the Trust, which has seven portfolios.

**	Mr. Nuzum is considered to be an “interested person” of the Trust as defined in the 1940 Act, due to his relationship with the Advisor.

MGI Funds

Trustees and Officers (Unaudited) (Continued)

Officers:

The executive officers of the Trust not named above are:

Term of
Office† and
	Position(s)	Length of
	Held with	Time
Name and Age	the Trust	Served	Principal Occupation(s) During Past 5 Years

Denis Larose (48)	Vice President and Chief Investment Officer	Since 2007	Mr. Larose is Chief Investment Officer, Mercer Global Investments, Inc. since 2007. He is Chief Investment Officer, Mercer Global Investments Canada Limited since 2006. Mr. Larose was Chief Investment Officer of Colleges of Applied Arts & Technology Pension Plan from 2004-2006.

Kenneth Crotty (48)	Vice President	Since 2008	Mr. Crotty is the President and Head of the U.S. investment management business of Mercer Global Investments, Inc. since 2008 and the Global Chief Operating Officer of Mercer Global Investments, Inc. since 2006. He is also Global Chief Operating officer for Mercer Global Investments, Inc.’s combined investment consulting and management businesses since 2008. Mr. Crotty was a consultant for UPromise Investments from 2005 to 2006, and Chief Operating Officer — Institutional Business of Putnam Investments from 2001 to 2005.

Richard S. Joseph (45)	Vice President, Treasurer, and Principal Accounting Officer	Since 2005	Mr. Joseph is Chief Operating Officer, Mercer Global Investments, Inc. since 2005. Mr. Joseph was Chief Operating Officer of Pioneer Investments from March 2004 to June 2004, and Chief Operating Officer of AdvisorCentral LLC from 2001 to 2004.

Scott M. Zoltowski (41)	Vice President, Chief Legal Officer and Secretary	Since 2008	Mr. Zoltowski is a partner of Mercer (US) Inc. and serves as Chief Counsel — Investments, for Mercer Global Investments, Inc. and Mercer Investment Consulting, Inc. Mr. Zoltowski was Senior Counsel and Vice President for State Street Global Advisors (2006-2008) and State Street Bank and Trust Company (2004-2006).

David M. Goldenberg (43)	Vice President and Assistant Secretary	Since 2005	Mr. Goldenberg is General Counsel of Mercer (US) Inc. since 2005. He was Chief Counsel of Mercer Global Investments, Inc. from August 2004 to December 2005; and a Director of Mercer Trust Company from December 2004 to September 2005. From 2005 to 2006, Mr. Goldenberg was Chief Compliance Officer of Mercer Global Investments, Inc.

Christopher Ray (47)	Vice President	Since 2006	Mr. Ray is a Vice President and Portfolio Manager of Mercer Global Investments, Inc. since 2005. From 1986 to 2005, Mr. Ray held several positions with Putnam Investments, including senior vice president, consultant relations manager, and fixed income portfolio manager.

Ian Dillon (43)	Vice President	Since 2008	Mr. Dillon is a Portfolio Manager and Principal of Mercer Global Investments Canada Limited since 2006. From 2004 to 2006, Mr. Dillon was Chief Investment Strategist of Altamira Financial Services, Ltd.

MGI Funds

Trustees and Officers (Unaudited) (Continued)

Officers — continued

Term of
Office† and
	Position(s)	Length of
	Held with	Time
Name and Age	the Trust	Served	Principal Occupation(s) During Past 5 Years

Martin J. Wolin (42)	Vice President and Chief Compliance Officer	Since 2006	Mr. Wolin is the Chief Compliance Officer for Mercer Global Investments, Inc. in North America and Mercer Investment Consulting since 2006. Prior to 2006, Mr. Wolin was Chief Compliance Officer of Pioneer Investments’ U.S. investment management and mutual funds business.

†	Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

Shares of MGI Funds are distributed by MGI Funds Distributors, Inc.

Item 2. Code of Ethics.
As of March 31, 2009, the Registrant has adopted a code of ethics that applies to its Principal Executive Officer and Treasurer. For the year ended March 31, 2010, there were no amendments to a provision of its code of ethics, nor were there any waivers, including implicit waivers granted from a provision of the code of ethics. A copy of the Registrant’s code of ethics is filed with the Form N-CSR under Item 12(a) (1).
Item 3. Audit Committee Financial Expert.
The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial expert serving on the Registrant’s audit committee is Harrison M. Bains, Jr., who is “independent” as defined in Item 3(a)(2) of this Form.
Item 4. Principal Accountant Fees and Services.
(a) Audit Fees – The aggregate fee billed for the fiscal year for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements was $231,500 and $242,300 for the fiscal years ended March 31, 2009 and March 31, 2010, respectively.
(b) Audit-Related Fees – There were no fees billed for the fiscal years ended March 31, 2009 and March 31, 2010 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under (a) of this Item.
(c) Tax Fees – The aggregate fee billed in the last fiscal year for professional services rendered by the principal accountant for the review of the Registrant’s tax returns and excise tax calculations was $23,275 and $23,975 for the fiscal years ended March 31, 2009 and March 31, 2010, respectively.
(d) All Other Fees – There were no other fees billed for the fiscal years ended March 31, 2009 and March 31, 2010 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.
(e)	(1)	The Registrant’s audit committee pre-approves all audit and non-audit services to be performed by the Registrant’s accountant before the accountant is engaged by the Registrant to perform such services.

	(2)	There were no services described in (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended March 31, 2010 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	There were no aggregate fees billed for the fiscal year ended March 31, 2010 by the Registrant’s principal accountant for non-audit services rendered to the Registrant, its investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant.

(h)	Not applicable.
Item 5. Audit Committee of Listed Registrants.
     Not applicable.
Item 6. Schedule of Investments.
     The Registrant’s full schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8. Portfolio Managers of Closed-End Investment Companies.
     Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101), or this Item.
Item 11. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Code of Ethics for the Registrant’s Principal Executive Officer and Treasurer (as referenced in Item 2 above), attached hereto as Exhibit (a)(1).
(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MGI FUNDS

By (Signature and Title)	By: /s/ Richard Nuzum Richard Nuzum
President and Chief Executive Officer
(Principal Executive Officer)

Date 05/25/2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	By: /s/ Richard Nuzum Richard Nuzum
President and Chief Executive Officer
(Principal Executive Officer)

Date 05/25/2010

By (Signature and Title)	By: /s/ Richard S. Joseph Richard S. Joseph
Vice President, Treasurer and Principal Accounting Officer
(Principal Financial Officer)

Date 05/25/2010